     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2006


                                          REGISTRATION NO. 33-45380 AND 811-6547
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.
                                                                             [ ]

                        POST-EFFECTIVE AMENDMENT NO. 24

                                                                             [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 24

                                                                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                                 ML OF NEW YORK
                                VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)


                            222 BROADWAY, 2ND FLOOR
                            NEW YORK, NEW YORK 10038
                                 (800) 333-6524

         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, NW
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485

          (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on _______________ pursuant to paragraph (a)(1) of Rule 485
      (date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of Interest in Flexible Premium Individual Deferred Variable Annuity
                                   Contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2006

        ML of New York Variable Annuity Separate Account A ("Account A")
                                      and
        ML of New York Variable Annuity Separate Account B ("Account B")

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as
  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT ("THE
                                   CONTRACT")
                                   issued by
            ML LIFE INSURANCE COMPANY OF NEW YORK ("ML OF NEW YORK")
                           HOME OFFICE: 222 Broadway,

                                   2nd Floor

                            New York, New York 10038

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 333-6524

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to the Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios of the following:


-       FAM VARIABLE SERIES FUNDS, INC.


      -  Mercury Basic Value V.I. Fund


      -  Mercury Core Bond V.I. Fund


      -  Mercury Domestic Money Market V.I. Fund*


      -  Mercury Fundamental Growth V.I. Fund


      -  Mercury Global Allocation V.I. Fund


      -  Mercury Global Growth V.I. Fund


      -  Mercury Government Bond V.I. Fund


      -  Mercury High Current Income V.I. Fund


      -  Mercury Index 500 V.I. Fund


      -  Mercury International Value V.I. Fund


      -  Mercury Large Cap Core V.I. Fund


      -  Mercury Large Cap Growth V.I. Fund


      -  Mercury Large Cap Value V.I. Fund


      -  Mercury Value Opportunities V.I. Fund


-  MLIG VARIABLE INSURANCE TRUST

      -  Roszel/Allianz CCM Capital Appreciation Portfolio


      -  Roszel/Allianz NFJ Small Cap Value Portfolio

      -  Roszel/Delaware Trend Portfolio
      -  Roszel/JPMorgan Small Cap Growth Portfolio
      -  Roszel/Lord Abbett Affiliated Portfolio
      -  Roszel/Lord Abbett Mid Cap Value Portfolio

      -  Roszel/Seligman Mid Cap Growth Portfolio

-  AIM VARIABLE INSURANCE FUNDS
      -  AIM V.I. Capital Appreciation Fund

      -  AIM V.I. Core Equity Fund**


-  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

      -  AllianceBernstein VPS Global Technology Portfolio


      -  AllianceBernstein VPS Large Cap Growth Portfolio


-  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      -  VP International Fund
      -  VP Ultra(R) Fund

-  DAVIS VARIABLE ACCOUNT FUND, INC.
      -  Davis Value Portfolio

-  FEDERATED INSURANCE SERIES
      -  Federated Capital Appreciation Fund II
      -  Federated Kaufmann Fund II

-  MFS(R) VARIABLE INSURANCE TRUST(SM)
      -  MFS Emerging Growth Series

-  PIMCO VARIABLE INSURANCE TRUST
      -  Total Return Portfolio

-  PREMIER VIT
      -  OpCap Renaissance Portfolio

-  VAN KAMPEN LIFE INVESTMENT TRUST
      -  Comstock Portfolio


 * Available both through Account A and Account B.



** Effective May 1, 2006, AIM V.I. Premier Equity Fund merged with and into the
   AIM V.I. Core Equity Fund.


The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


Although this Prospectus was primarily designed for potential purchasers of the Contract, you are receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges of the Contract may vary over time and generally, you may not change your Contract or its features, as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, and/or note Contract variations referenced throughout this Prospectus. Currently, this Contract is not available for purchase.

                          WHAT DOES THIS ANNUITY COST?


We impose a number of charges, including a deferred sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.

                            ------------------------


This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write the Service Center at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information appears at the end of this Prospectus.


The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


CURRENT PROSPECTUSES FOR THE FAM VARIABLE SERIES FUNDS, INC., THE MLIG VARIABLE INSURANCE TRUST, THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., THE DAVIS VARIABLE ACCOUNT FUND, INC., THE FEDERATED INSURANCE SERIES, THE MFS(R) VARIABLE INSURANCE TRUST(SM), THE PIMCO VARIABLE INSURANCE TRUST, THE PREMIER VIT, AND THE VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Accounts..............................................     8
  The Funds Available For Investment........................     8
  Fees and Charges..........................................     9
    Mortality & Expense Risk Charge.........................     9
    Sales Charge............................................     9
    Administration Charge...................................     9
    Contract Maintenance Charge.............................     9
    Guaranteed Minimum Income Benefit Fee...................     9
    Premium Taxes...........................................    10
    Fund Expenses...........................................    10
  Transfers.................................................    10
    Transfers Among Account A Subaccounts...................    10
    Transfers From Account A to Account B...................    10
  Withdrawals...............................................    10
  Death Benefit.............................................    11
  Annuity Payments..........................................    11
  Guaranteed Minimum Income Benefit.........................    11
  Ten Day Right to Review...................................    11
  Replacement of Contracts..................................    12
FEE TABLE...................................................    12
YIELDS AND TOTAL RETURNS....................................    14
ML LIFE INSURANCE COMPANY OF NEW YORK.......................    15
THE ACCOUNTS................................................    16
  Segregation of Account Assets.............................    16
  Number of Subaccounts; Subaccount Investments.............    16
INVESTMENTS OF THE ACCOUNTS.................................    17
  General Information and Investment Risks..................    17
  FAM Variable Series Funds, Inc. ..........................    17
    Mercury American Balanced V.I. Fund.....................    17
    Mercury Basic Value V.I. Fund...........................    17
    Mercury Core Bond V.I. Fund.............................    17
    Mercury Domestic Money Market V.I. Fund.................    18
    Mercury Fundamental Growth V.I. Fund....................    18
    Mercury Global Allocation V.I. Fund.....................    18
    Mercury Global Growth V.I. Fund.........................    18
    Mercury Government Bond V.I. Fund.......................    18
    Mercury High Current Income V.I. Fund...................    18
    Mercury Index 500 V.I. Fund.............................    18
    Mercury International Value V.I. Fund...................    18
    Mercury Large Cap Core V.I. Fund........................    18
    Mercury Large Cap Growth V.I. Fund......................    18
    Mercury Large Cap Value V.I. Fund.......................    18
    Mercury Value Opportunities V.I. Fund...................    18
    Mercury Utilities and Telecommunications V.I. Fund......    19
  MLIG Variable Insurance Trust.............................    19
    Roszel/Allianz CCM Capital Appreciation Portfolio.......    19
    Roszel/Allianz NFJ Small Cap Value Portfolio............    19
    Roszel/Delaware Trend Portfolio.........................    19
    Roszel/JPMorgan Small Cap Growth Portfolio..............    19
    Roszel/Lord Abbett Affiliated Portfolio.................    19
    Roszel/Lord Abbett Mid Cap Value Portfolio..............    19
    Roszel/Seligman Mid Cap Growth Portfolio................    19
  AIM Variable Insurance Funds..............................    19
    AIM V.I. Capital Appreciation Fund......................    19
    AIM V.I. Core Equity Fund...............................    20
  AllianceBernstein Variable Products Series Fund, Inc. ....    20
    AllianceBernstein VPS Global Technology Portfolio.......    20
    AllianceBernstein VPS Large Cap Growth Portfolio........    20
  American Century Variable Portfolios, Inc. ...............    20
    VP International Fund...................................    20
    VP Ultra(R) Fund........................................    20
  Davis Variable Account Fund, Inc. ........................    20
    Davis Value Portfolio...................................    20

                                                              PAGE
                                                              ----
  Federated Insurance Series................................    20
    Federated Capital Appreciation Fund II..................    20
    Federated Kaufmann Fund II..............................    20
  MFS(R) Variable Insurance Trust(SM).......................    21
    MFS Emerging Growth Series..............................    21
  PIMCO Variable Insurance Trust............................    21
    Total Return Portfolio..................................    21
  Premier VIT...............................................    21
    OpCap Renaissance Portfolio.............................    21
  Van Kampen Life Investment Trust..........................    21
    Comstock Portfolio......................................    21
  Certain Payments We Receive With Regard to the Funds......    21
  Selection of Underlying Funds.............................    22
  Purchases and Redemptions of Fund Shares; Reinvestment....    22
  Material Conflicts, Substitution of Investments and
    Changes to Accounts.....................................    22
CHARGES AND DEDUCTIONS......................................    23
  Mortality and Expense Risk Charge.........................    23
  Sales Charge..............................................    23
    When Imposed............................................    23
    Amount of Charge........................................    24
    How the Sales Charge Works..............................    24
    How Deducted............................................    25
    Pro Rata Deductions.....................................    25
  Administration Charge.....................................    25
  Contract Maintenance Charge...............................    25
  GMIB Fee..................................................    25
  Other Charges.............................................    26
    Transfer Charges........................................    26
    Tax Charges.............................................    26
    Fund Expenses...........................................    26
    Retirement Plus Advisor Fees............................    26
  Premium Taxes.............................................    26
FEATURES AND BENEFITS OF THE CONTRACT.......................    26
  Ownership of The Contract.................................    26
  Issuing The Contract......................................    27
    Issue Age...............................................    27
    Information We Need To Issue The Contract...............    27
    Ten Day Right to Review.................................    27
  Premiums..................................................    27
    Minimum and Maximum Premiums............................    27
    How to Make Payments....................................    28
    Premium Investments.....................................    28
  Accumulation Units........................................    28
    How Are My Contract Transactions Priced?................    29
    How Do We Determine the Number of Units?................    29
  Death of Annuitant Prior to Annuity Date..................    30
  Transfers.................................................    30
    Transfers Within Account A..............................    30
    Disruptive Trading......................................    30
  Dollar Cost Averaging.....................................    32
    What Is It?.............................................    32
    Minimum Amounts.........................................    32
    When Do We Make DCA Transfers?..........................    32
  Merrill Lynch Retirement Plus Advisor(SM).................    32
    Fees and Charges for RPA................................    32
  Transfers from Account A to Account B.....................    33
  Withdrawals and Surrenders................................    33
    When and How Withdrawals are Made.......................    33
    Lump Sum Withdrawals....................................    33
    Systematic Withdrawals from Account A...................    34
    Automatic Withdrawals from Account B....................    35
    Minimum Amounts.........................................    35
    Surrenders..............................................    35
  Payments to Contract Owners...............................    35
  Contract Changes..........................................    35
  Death Benefit.............................................    36
    General.................................................    36
    Calculation of the Maximum Anniversary Value Death
     Benefit................................................    36
  Spousal Continuation......................................    37

                                                              PAGE
                                                              ----
  Annuity Payments..........................................    38
  Misstatement of Age or Sex................................    38
  Gender-Based Annuity Purchase Rates.......................    38
  Evidence of Survival......................................    39
  Annuity Options...........................................    39
    How We Determine Present Value of Future Guaranteed
     Annuity Payments.......................................    39
    Payments of a Fixed Amount..............................    39
    Payments for a Fixed Period.............................    39
    Life Annuity............................................    39
    Life Annuity With Payments Guaranteed for 10 or 20
     Years..................................................    40
    Life Annuity With Guaranteed Return of Contract Value...    40
    Joint and Survivor Life Annuity.........................    40
    Individual Retirement Account Annuity...................    40
  Guaranteed Minimum Income Benefit.........................    40
    General.................................................    40
    How We Determine the Amount of Your Minimum Guaranteed
     Income.................................................    41
    Electing to Receive Income Payments.....................    42
    Change of Annuitant.....................................    42
    GMIB Fee................................................    43
    Termination of the GMIB Rider...........................    43
FEDERAL INCOME TAXES........................................    43
  Federal Income Taxes......................................    43
  Tax Status of the Contract................................    43
    Diversification Requirements............................    43
    Owner Control...........................................    43
    Required Distributions..................................    44
  Taxation of Annuities.....................................    44
    In General..............................................    44
    Partial Withdrawals and Surrenders......................    44
    Annuity Payments........................................    44
    Taxation of Death Benefit Proceeds......................    45
  Penalty Tax on Some Withdrawals...........................    45
  Transfers, Assignments, or Exchanges of a Contract........    45
  Withholding...............................................    45
  Federal Estate Taxes......................................    45
  Generation-Skipping Transfer Tax..........................    45
  Annuity Purchases by Nonresident Aliens and Foreign
    Corporations............................................    46
  Optional Benefit Riders...................................    46
  Multiple Contracts........................................    46
  Possible Changes In Taxation..............................    46
  Possible Charge For Our Taxes.............................    46
  Foreign Tax Credits.......................................    46
  Taxation of Qualified Contracts...........................    46
  Individual Retirement Programs............................    47
    Traditional IRAs........................................    47
    Roth IRAs...............................................    47
    Other Tax Issues For IRAs and Roth IRAs.................    47
  Tax Sheltered Annuities...................................    47
OTHER INFORMATION...........................................    48
  Notices and Elections.....................................    48
  Voting Rights.............................................    49
  Reports to Contract Owners................................    49
  Selling the Contract......................................    49
  State Regulation..........................................    50
  Legal Proceedings.........................................    50
  Experts...................................................    50
  Legal Matters.............................................    50
  Registration Statements...................................    51
ACCUMULATION UNIT VALUES....................................    52
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    61
APPENDIX A - Example of Guaranteed Minimum Income Benefit...   A-1
APPENDIX B - Example of Maximum Anniversary Value Death
  Benefit...................................................   B-1

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under section 403(b) or 408 of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, SUCH AS IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract or tax sheltered annuity Contract and $2,000 for an IRA Contract. Subsequent premiums generally must each be $100 or more. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.

THE ACCOUNTS


As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the Mercury Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 35 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT


- FAM VARIABLE SERIES FUNDS, INC.


     - Mercury Basic Value V.I. Fund


     - Mercury Core Bond V.I. Fund


     - Mercury Domestic Money Market V.I. Fund*


     - Mercury Fundamental Growth V.I. Fund


     - Mercury Global Allocation V.I. Fund


     - Mercury Global Growth V.I. Fund


     - Mercury Government Bond V.I. Fund


     - Mercury High Current Income V.I. Fund


     - Mercury Index 500 V.I. Fund


     - Mercury International Value V.I. Fund


     - Mercury Large Cap Core V.I. Fund


     - Mercury Large Cap Growth V.I. Fund


     - Mercury Large Cap Value V.I. Fund


     - Mercury Value Opportunities V.I. Fund


- MLIG VARIABLE INSURANCE TRUST

     - Roszel/Allianz CCM Capital Appreciation Portfolio


     - Roszel/Allianz NFJ Small Cap Value Portfolio

     - Roszel/Delaware Trend Portfolio
     - Roszel/JPMorgan Small Cap Growth Portfolio
     - Roszel/Lord Abbett Affiliated Portfolio
     - Roszel/Lord Abbett Mid Cap Value Portfolio

     - Roszel/Seligman Mid Cap Growth Portfolio


- AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. Capital Appreciation Fund

     - AIM V.I. Core Equity Fund**


- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

     - AllianceBernstein VPS Global Technology Portfolio


     - AllianceBernstein VPS Large Cap Growth Portfolio


- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP International Fund
     - VP Ultra(R) Fund

- DAVIS VARIABLE ACCOUNT FUND, INC.
     - Davis Value Portfolio

- FEDERATED INSURANCE SERIES
     - Federated Capital Appreciation Fund II
     - Federated Kaufmann Fund II

- MFS(R) VARIABLE INSURANCE TRUST(SM)
     - MFS(R) Emerging Growth Series

- PIMCO VARIABLE INSURANCE TRUST
     - Total Return Portfolio

- PREMIER VIT
     - OpCap Renaissance Portfolio

- VAN KAMPEN LIFE INVESTMENT TRUST

     - Comstock Portfolio



 * Available both through Account A and Account B.



** Effective May 1, 2006, AIM V.I. Premier Equity Fund merged with and into the AIM V.I. Core Equity Fund.



We have closed the subaccounts investing in the Mercury American Balanced V.I. Fund and the Mercury Utilities and Telecommunications V.I. Fund of the FAM Variable Series Funds, Inc. to allocations of new premium payments and transfers of contract value.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the prospectuses for the Funds.

FEES AND CHARGES

  MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

  SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

  ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

  CONTRACT MAINTENANCE CHARGE

We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.

  GUARANTEED MINIMUM INCOME BENEFIT FEE ("GMIB FEE")

On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your contract value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under "Guaranteed Minimum Income Benefit." We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.

  PREMIUM TAXES


On the annuity date we may deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3% (4% in Guam).


  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS

  TRANSFERS AMONG ACCOUNT A SUBACCOUNTS


Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the Mercury American Balanced V.I. Subaccount and the Mercury Utilities and Telecommunications V.I. Subaccount are closed to transfers of contract value from other subaccounts.



You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Account A Mercury Domestic Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA(SM) program, you may have your Account A values invested under an investment program based on your investment profile (see "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor(SM)"). We may impose additional restrictions on transfers. (See "Transfers -- Disruptive Trading".)


  TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS


You can withdraw money from the Contract. Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the extent that the withdrawals from Account A in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:


     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and


     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.


Additionally, through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.

We don't impose a sales charge on withdrawals from Account B.

Once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").


A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT


Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner (or the annuitant if the Contract has a non-natural owner) dies before the annuity date.


Currently, if you are under age 80 on the date of issue, the death benefit equals the greatest of:

(i) premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B plus the value of Account B;
(ii)  the contract value on the date we receive due proof of death; and
(iii) The Maximum Anniversary Value plus the value of Account B.

If you are age 80 or over on the date of issue, the death benefit equals the greater of:

(i) premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B plus the value of Account B; or
(ii) the contract value on the date we receive due proof of death.


You can find more detailed information about the death benefit and how it is calculated, including age limitations that apply under "Death Benefit."



If you purchased your Contract prior to June 13, 2003, your guaranteed minimum death benefit was calculated in a different manner. Please refer to your Contract.


The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS


Annuity payments begin on the annuity date and are made under the annuity option you select. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday (the annuitant's 85th birthday, if you purchased your Contract prior to June, 2000). The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.


Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

GUARANTEED MINIMUM INCOME BENEFIT

For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit ("GMIB"). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant subject to certain conditions. See "Guaranteed Minimum Income Benefit".

TEN DAY RIGHT TO REVIEW

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................   None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)(1).............................................     7%
Transfer Fee(2).............................................    $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Maintenance Charge(3).......................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  ACCOUNT A:
       Mortality and Expense Risk Charge....................   1.25%
       Administration Charge................................   0.10%
                                                               -----
       Total Account A Annual Expenses......................   1.35%
  ACCOUNT B:
       Mortality and Expense Risk Charge....................   0.65%
       Administration Charge................................   0.00%
                                                               -----
       Total Account B Annual Expenses......................   0.65%
Annual Charge for Optional Rider:
     Guaranteed Minimum Income Benefit(4)...................   0.40%

---------------

(1) The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:

COMPLETE YEARS ELAPSED SINCE  CHARGE AS A PERCENTAGE
PAYMENT OF PREMIUM             OF PREMIUM WITHDRAWN
----------------------------  ----------------------
          0 years                        7%
           1 year                        6%
          2 years                        5%
          3 years                        4%
          4 years                        3%
          5 years                        2%
          6 years                        1%
      7 or more years                    0%

(2) There is no charge for the first 6 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Account A subaccounts. They do not apply to transfers from Account A to Account B. No transfers may be made from Account B.

(3) The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.

(4) The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB charge will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date.


The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses for the fiscal year ended December 31, 2005, before and after any contractual waivers and expense reimbursements. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.





RANGE OF EXPENSES FOR THE FUNDS(5)                            MINIMUM         MAXIMUM
----------------------------------                            -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(total of all expenses that are deducted from Fund assets,
  including management fees, 12b-1 fees, and other
  expenses).................................................   0.39%    --      2.68%(6)


---------------


(5) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(6) The maximum expenses shown are for the Federated Capital Appreciation Fund
    II. Although not contractually obligated to do so, the adviser, administrator, distributor, and shareholder services provider to this Fund expect to waive and reimburse certain amounts, including the management fee, distribution (12b-1) fee, shareholder services fee, and administrative service fee. Total annual operating expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) were 1.15% for the fiscal year ending December 31, 2005.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Maintenance Charge, Separate Account Annual Expenses (assuming you are invested in Account A), the GMIB Fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

    Assuming the maximum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
     $1,092   $1,843    $2,607     $4,761


    Assuming the minimum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
      $875    $1,190    $1,501     $2,604


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

    Assuming the maximum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
      $459    $1,387    $2,331     $4,761


    Assuming the minimum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
      $225    $  698    $1,201     $2,604



The Examples reflect the $40 contract maintenance charge as 0.0273% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of .40% of the GMIB Benefit Base determined monthly and deducted quarterly from your account value. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yields of the Account A Mercury Domestic Money Market V.I. Subaccount and the Account B Mercury Domestic Money Market V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (besides the Account A Mercury Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.


We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Account A Mercury Domestic Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973 and engaged in the sale of life insurance and annuity products. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The ML of New York Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The ML of New York Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 14, 1991. They are governed by New York law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the Federal securities laws. The Accounts' assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 35 subaccounts currently available under the Contract. Of these, 34 are currently available through Account A and one is currently available through Account B. The subaccount available through Account B invests in the Mercury Domestic Money Market V.I. Fund, which is also available through a subaccount in Account A. Two subaccounts previously available through Account A (the Mercury American Balanced V.I. Subaccount and the Mercury Utilities and Telecommunications V.I. Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the FAM Variable Series Funds, Inc. (the "FAM Variable Funds"); the MLIG Variable Insurance Trust (the "MLIG Trust"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Federated Insurance Series (the "Federated Series"); the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"); the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); the Premier VIT; or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered to certain pension or retirement plans.


Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.



                                   THE FUNDS



The following tables summarize each Fund's investment objective(s), investment adviser(s), asset class, and investment style.



    FAM VARIABLE                                           INVESTMENT              ASSET CLASS/
 SERIES FUNDS, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERCURY AMERICAN         Seeks a level of           Merrill Lynch Investment    Balanced/US
BALANCED V.I. FUND       current income and a       Managers, L.P. d/b/a
(Class I)                degree of stability of     Mercury Advisors
                         principal not normally     ("Mercury Advisors")
                         available from an
                         investment solely in
                         equity securities and
                         the opportunity for
                         capital appreciation
                         greater than is
                         normally available from
                         investments solely in
                         debt securities.
                         *The subaccount
                         corresponding to this
                         Fund was closed to
                         allocations of premiums
                         and contract value
                         following the close of
                         business on December 6,
                         1996.
--------------------------------------------------------------------------------------------------
MERCURY BASIC VALUE      Seeks capital              Mercury Advisors            Domestic Equity/
V.I. FUND (Class I)      appreciation and,                                      Large Cap Value
                         secondarily, income.
--------------------------------------------------------------------------------------------------
MERCURY CORE BOND        Seeks a high level of      Mercury Advisors            Fixed Income/
V.I. FUND (Class I)      current income, and                                    Intermediate Term
                         secondarily, capital
                         appreciation.
--------------------------------------------------------------------------------------------------

    FAM VARIABLE                                           INVESTMENT              ASSET CLASS/
 SERIES FUNDS, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERCURY DOMESTIC         Seeks to preserve          Mercury Advisors            Fixed Income/
MONEY MARKET V.I.        capital, maintain                                      Money Market
FUND (Class I)           liquidity, and achieve
                         the highest possible
                         current income.
--------------------------------------------------------------------------------------------------
MERCURY FUNDAMENTAL      Seeks long-term growth     Mercury Advisors            Domestic Equity/
GROWTH V.I. FUND         of capital.                                            Large Cap Growth
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY GLOBAL           Seeks high total           Mercury Advisors            Balanced/Global
ALLOCATION V.I. FUND     investment return.
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY GLOBAL GROWTH    Seeks long-term growth     Mercury Advisors            International
V.I. FUND (Class I)      of capital.                                            Equity/Global
--------------------------------------------------------------------------------------------------
MERCURY GOVERNMENT       Seeks the highest          Mercury Advisors            Fixed Income/
BOND V.I. FUND (Class    possible current                                       Intermediate Term
I)                       income.
--------------------------------------------------------------------------------------------------
MERCURY HIGH CURRENT     Seeks a high level of      Mercury Advisors            Fixed Income/High
INCOME V.I. FUND         current income.                                        Yield
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY INDEX 500        Seeks investment           Mercury Advisors            Domestic Equity/
V.I. FUND (Class I)      results that, before                                   Large Cap Blend
                         expenses, replicate the
                         total return of the
                         Standard & Poor's 500
                         Composite Stock Price
                         Index.
--------------------------------------------------------------------------------------------------
MERCURY INTERNATIONAL    Seeks current income       Mercury Advisors            International
VALUE V.I. FUND          and long-term growth of                                Equity/
(Class I)                income, accompanied by                                 International
                         growth of capital.
--------------------------------------------------------------------------------------------------
MERCURY LARGE CAP        Seeks long-term capital    Mercury Advisors            Domestic Equity/
CORE V.I. FUND (Class    growth.                                                Large Cap Blend
I)
--------------------------------------------------------------------------------------------------
MERCURY LARGE CAP        Seeks long-term capital    Mercury Advisors            Domestic Equity/
GROWTH V.I. FUND         growth                                                 Large Cap Growth
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY LARGE CAP        Seeks long-term capital    Mercury Advisors            Domestic Equity/
VALUE V.I. FUND          growth.                                                Large Cap Value
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY VALUE            Seeks long-term capital    Mercury Advisors            Domestic Equity/
OPPORTUNITIES V.I.       growth.                                                Small Cap Blend
FUND (Class I)
--------------------------------------------------------------------------------------------------

    FAM VARIABLE                                           INVESTMENT              ASSET CLASS/
 SERIES FUNDS, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERCURY UTILITIES AND    Seeks both capital         Mercury Advisors            Domestic Equity/
TELECOMMUNICATIONS       appreciation and                                       Large Cap
V.I. FUND (Class I)      current income.
                         *The subaccount
                         corresponding to this
                         Fund was closed to
                         allocations of premiums
                         and contract value
                         following the close of
                         business on December 6,
                         1996.
--------------------------------------------------------------------------------------------------



    MLIG VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ CCM       Seeks long-term capital    Roszel Advisors, LLC        Domestic Equity/
CAPITAL APPRECIATION     appreciation.              ("Roszel Advisors")         Large Cap Blend
PORTFOLIO
                                                    Subadviser: Cadence
                                                    Capital Management LLC
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ NFJ       Seeks long-term capital    Roszel Advisors             Domestic Equity/
SMALL CAP VALUE          appreciation.                                          Small Cap Value
PORTFOLIO                                           Subadviser: NFJ
                                                    Investment Group L.P.
--------------------------------------------------------------------------------------------------
ROSZEL/DELAWARE TREND    Seeks long-term capital    Roszel Advisors             Domestic Equity/
PORTFOLIO                appreciation.                                          Small Cap Growth
                                                    Subadviser: Delaware
                                                    Management Company
--------------------------------------------------------------------------------------------------
ROSZEL/JPMORGAN SMALL    Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Small Cap Growth
                                                    Subadviser: JPMorgan
                                                    Investment Management
                                                    Inc.
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
AFFILIATED PORTFOLIO     appreciation and                                       Large Cap Value
                         income.                    Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
MID CAP VALUE            appreciation.                                          Mid Cap Value
PORTFOLIO                                           Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/SELIGMAN MID      Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Mid Cap Growth
                                                    Subadviser: J. & W.
                                                    Seligman & Co.
--------------------------------------------------------------------------------------------------



    AIM VARIABLE                                           INVESTMENT              ASSET CLASS/
   INSURANCE FUNDS        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL         Seeks growth of            A I M Advisors, Inc.        Domestic Equity/
APPRECIATION FUND        capital.                                               Large Cap Growth
(Series I)
--------------------------------------------------------------------------------------------------

    AIM VARIABLE                                           INVESTMENT              ASSET CLASS/
   INSURANCE FUNDS        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY     Seeks growth of            A I M Advisors, Inc.        Domestic Equity/
FUND (Series I)          capital.                                               Large Cap Blend
                         *Effective May 1, 2006,
                         AIM V.I. Premier Equity
                         Fund merged with and
                         into AIM V.I. Core
                         Equity Fund.
--------------------------------------------------------------------------------------------------



  ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS                                        INVESTMENT              ASSET CLASS/
  SERIES FUND, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
GLOBAL TECHNOLOGY        of capital.                                            Large Cap Growth
PORTFOLIO (Class A)
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
LARGE CAP GROWTH         of capital.                                            Large Cap Growth
PORTFOLIO (Class A)
--------------------------------------------------------------------------------------------------



  AMERICAN CENTURY
VARIABLE PORTFOLIOS,                                       INVESTMENT              ASSET CLASS/
        INC.              INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND    Seeks capital growth.      American Century Global     International
                                                    Investment Management,      Equity/
                                                    Inc.                        International
--------------------------------------------------------------------------------------------------
VP ULTRA(R) FUND         Seeks long-term capital    American Century            Domestic Equity/
(Class I)                growth.                    Investment Management,      Large Cap Growth
                                                    Inc.
--------------------------------------------------------------------------------------------------



   DAVIS VARIABLE                                          INVESTMENT              ASSET CLASS/
 ACCOUNT FUND, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO    Seeks to provide long-     Davis Selected              Domestic Equity/
                         term growth of capital.    Advisers, LP                Large Cap Value
                                                    Subadviser: Davis
                                                    Selected Advisers-NY,
                                                    Inc.
--------------------------------------------------------------------------------------------------



 FEDERATED INSURANCE                                       INVESTMENT              ASSET CLASS/
       SERIES             INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
FEDERATED CAPITAL        Seeks capital              Federated Equity            Domestic Equity/
APPRECIATION FUND II     appreciation.              Management Company of       Large Cap Blend
(Primary Class)                                     Pennsylvania
--------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN       Seeks capital              Federated Equity            Domestic Equity/
FUND II (Primary         appreciation.              Management Company of       Mid Cap Growth
Class)                                              Pennsylvania
--------------------------------------------------------------------------------------------------

   MFS(R) VARIABLE                                         INVESTMENT              ASSET CLASS/
 INSURANCE TRUST(SM)      INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MFS(R) EMERGING          Seeks long-term growth     MFS(R) Investment           Domestic Equity/
GROWTH SERIES            of capital.                Management                  Large Cap Growth
--------------------------------------------------------------------------------------------------



   PIMCO VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks to maximize total    Pacific Investment          Fixed Income/
PORTFOLIO                return, consistent with    Management Company LLC      Intermediate Term
(Administrative          preservation of capital
Class)                   and prudent investment
                         management.
--------------------------------------------------------------------------------------------------



                                                           INVESTMENT              ASSET CLASS/
     PREMIER VIT          INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE        Seeks long-term capital    OpCap Advisors LLC          Domestic Equity/
PORTFOLIO                appreciation and                                       Mid Cap Value
                         income.
--------------------------------------------------------------------------------------------------



   VAN KAMPEN LIFE                                         INVESTMENT              ASSET CLASS/
  INVESTMENT TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
COMSTOCK PORTFOLIO       Seeks capital growth       Van Kampen Asset            Domestic Equity/
(Class I)                and income.                Management                  Large Cap Value
--------------------------------------------------------------------------------------------------



In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We (and our affiliates) receive payments, which may be significant, from the investment adviser (or affiliates thereof) of the Funds for administrative and other services related to Account operations. This compensation is paid out of the adviser's (or affiliate's) own resources and not out of Fund assets, and thus does not decrease the Funds' investment returns. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. Currently, we receive administrative service payments ranging from 0.15% to 0.375%.

Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through our affiliate, MLPF&S, which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may compensate MLPF&S, as a selling firm, with payments or non-cash compensation, such as compensation for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisors and/or subadvisors. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.


Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., FAM Variable Series Funds, Inc. and the MLIG Variable Insurance Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.


SELECTION OF UNDERLYING FUNDS

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing the subaccounts and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS


The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to "fund of funds" (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).


It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Account A or Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

     WHEN IMPOSED


We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through systematic withdrawals from Account A. (See "Withdrawals and Surrenders".) In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

     AMOUNT OF CHARGE

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.

NUMBER OF COMPLETE
  YEARS ELAPSED                                                                  CONTINGENT
  SINCE PREMIUM                                                                   DEFERRED
     WAS PAID                                                                   SALES CHARGE
------------------                                                              ------------
        0           ..........................................................       7%
        1           ..........................................................       6%
        2           ..........................................................       5%
        3           ..........................................................       4%
        4           ..........................................................       3%
        5           ..........................................................       2%
        6           ..........................................................       1%
        7           ..........................................................       0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

                           HOW THE SALES CHARGE WORKS


If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.

                              PRO RATA DEDUCTIONS


Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the Mercury Basic Value V.I. Subaccount, and $40,000 is in the Mercury Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1,400). Accordingly, $840 -- 60% of $1,400 -- is deducted from the Mercury Basic Value V.I. Subaccount and $560 -- 40% of $1,400 -- is deducted from the Mercury Fundamental Growth V.I. Subaccount.


(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

CONTRACT MAINTENANCE CHARGE

We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the Contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more of these Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.

GMIB FEE

If you elect the GMIB, we will charge a fee that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider. On the last business day of each month or upon termination of the GMIB Rider, we will determine a fee of 0.40% of the GMIB Benefit Base divided by 12. The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See "Transfers".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA(SM) program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor(SM)".)

PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.0% (4.0% in Guam). Although we pay these taxes, if applicable, when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we may deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant.


If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code ("IRC") requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.

When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Qualified Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to the Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE


You can buy a nonqualified Contract if you (or any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met. To elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract.


If you change the owner, the new owner must be younger than the maximum age for a newly issued Contract.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We require you to complete and return a written application. Once we review and approve the application, and you pay the initial premium, we'll issue a Contract. The date we do this is called the date of issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract if the Contract is replacing another contract. To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $5,000 or more on a nonqualified Contract or a tax sheltered annuity Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must each be $100 or more. You can make them at any time before the annuity date. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such Account into a Contract. Maximum annual contributions to qualified Contracts are limited by Federal law. We reserve the right to reject premium payments for any other reason.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to the Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.

     PREMIUM INVESTMENTS


For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the Mercury Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the Account value to the Account A subaccounts you selected. We'll place premiums directed into Account B in the Mercury Domestic Money Market V.I. Subaccount on the date of issue. We'll place subsequent premiums allocated to Account B in the Mercury Domestic Money Market V.I. Subaccount as of the end of the valuation period in which the Service Center receives them.



Currently, you may allocate your premium among 18 of 35 subaccounts (34 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Mercury Core Bond V.I. Subaccount, 58% allocated to the Mercury High Current Income V.I. Subaccount, and 30% allocated to the Mercury Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the Mercury Core Bond V.I. Subaccount and 66 2/3% to the Mercury High Current Income V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after the Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any sales charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we arbitrarily set an initial value for an accumulation unit (usually $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

     TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. We reserve the right to change the number of additional transfers permitted each contract year.


Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the Mercury Core Bond V.I. Subaccount may be transferred to the Mercury High Current Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the Mercury Core Bond V.I. Subaccount may be transferred to the Mercury High Current Income V.I. Subaccount, but 10% of $600 ($60) may not.


You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING

Frequent or short-term transfers among Account A subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular Account A subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). If this restriction fails to limit further disruptive trading activities, we may require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:



   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;



   - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and



   -  imposing a redemption fee on certain transfers.



Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.



Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity.


The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. You should be aware that we may not have the contractual obligation or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, contract owners and other persons with interests in the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection provided by our Disruptive Trading Procedures.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our contract owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.


In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Accounts, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.

DOLLAR COST AVERAGING

     WHAT IS IT?


The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from the Account A Mercury Domestic Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against a loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.


You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

If you participate in the RPA program, you can't use DCA.

     MINIMUM AMOUNTS


To elect DCA, you need to have a minimum amount of money in the Account A Mercury Domestic Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Account A Mercury Domestic Money Market V.I. Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.


     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. After we receive your request at the Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six transfers permitted each year under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR(SM)

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor(SM) ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.

     FEES AND CHARGES FOR RPA

MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don't charge for RPA program transfers.

If you wish to participate in the RPA program, consult with your Financial Advisor for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Only one subaccount, the Mercury Domestic Money Market V.I. Subaccount, is available in Account B. Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.


Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE


Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)


     LUMP SUM WITHDRAWALS


We don't impose a sales charge on the withdrawals in any contract year out of Account A to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:


     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.


Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes.")

EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2006. Assume that you allocate all premiums to Account A and that your contract value equals $105,000 on April 1, 2007 due to positive investment performance. On that date, you withdraw $20,000.


The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge, less any prior withdrawals from Account A or transfers from Account A to Account B during that contract year ((10% of $100,000) - $0 = $10,000), and (b) gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge ($105,000 - $100,000 + $0 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to the Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)


We don't impose sales charges on any withdrawals from Account B. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.


     SYSTEMATIC WITHDRAWALS FROM ACCOUNT A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.


Systematic withdrawals allow you to access your "free withdrawal amount" and are in addition to the one lump sum transfer to Account B allowed each contract year to access that amount. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.


The systematic withdrawal program will end if the systematic withdrawals, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

     AUTOMATIC WITHDRAWALS FROM ACCOUNT B


You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting the Service Center.


     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to the Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, minus any applicable GMIB fee, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of the Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Appropriate laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. Such

DEATH BENEFIT



       GENERAL



Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. If you are under age 80 when the Contract is issued, the death benefit is the Maximum Anniversary Value death benefit. The death benefit for contract owners with issue ages of 80 and over is the greater of: (i) premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B (as such terms are defined below) plus the value of Account B or (ii) the contract value on the date we receive due proof of death. Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".)



Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if an owner dies (or the annuitant if there is a non-natural owner) before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)



We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.



If the age of an owner (or annuitant, if any owner is a non-natural person) is misstated any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.



Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds").



  CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT*


This death benefit only applies if the issue age of the oldest owner is under 80.

     (a) We determine the premiums paid into Account A less any "adjusted withdrawals" from Account A and "adjusted transfers" to Account B.

     (b) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,


        (i) we calculate an anniversary value for each contract anniversary through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the owner is a non-natural person) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus


---------------


* For purposes of calculating the death benefit, if you purchased your Contract prior to June 13, 2003, any transfers or withdrawals will not be adjusted.

premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.

        (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value.

     (c) We compare the results in (a) and (b), and pick the higher value. This amount is referred to as the Guaranteed Minimum Death Benefit ("GMDB").

     (d) We compare the GMDB plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

     - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

     - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal.

We will calculate the Maximum Anniversary Value based on your issue age (or the issue age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.


FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE APPENDIX B.



SPOUSAL CONTINUATION


Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".) Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at the Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or the annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

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

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds.")


If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract (except under tax sheltered annuities). If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. We will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount then available for allocations of premiums and transfers of contract value based on the ratio of your contract value in each subaccount to your contract value prior to the increase.



ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.


For Contracts issued on Contract Form MLNY-VA-001, if the contract owner is a non-natural person, the annuitant must be less than 85 years old and the annuity date may not be later than the annuitant's 85th birthday.



Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it. Please note that annuity options without a life contingency (e.g. payment of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing one of these options.


We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.


If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000 (or a different minimum amount, if required by state law), we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.



MISSTATEMENT OF AGE OR SEX



We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law.



GENDER-BASED ANNUITY PURCHASE RATES



Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.



EVIDENCE OF SURVIVAL



We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.



ANNUITY OPTIONS


We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT


We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY


This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.


GUARANTEED MINIMUM INCOME BENEFIT

     GENERAL

The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or transfers from Account A or additional premiums or transfers into Account A, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.

There is a waiting period of 10 years that must elapse before you can exercise the GMIB. BECAUSE OF THIS RESTRICTION, YOU SHOULD NOT PURCHASE THE GMIB RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE
70 1/2 TO MEET FEDERAL MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS.

---------------


* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. The effective date of the GMIB Rider is the date of issue of the Contract. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, death, or transfer of all your Account A value to Account B. The GMIB Rider will also terminate if the annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant or co-annuitant to exceed $2,000,000.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the GMIB Rider, we base the amount of minimum income available to you upon the value of (iii) plus the greater of (i) and (ii) where:

      (i) equals the GMIB Benefit Base (less premium taxes applicable to Account
          A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select ("GMIB annuity purchase rates");

      (ii) equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current annuity purchase rates for the annuity option you select; and

     (iii) equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current annuity purchase rates for the annuity option you select.

THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB annuity purchase rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current annuity purchase rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity purchase rates depend on the sex (when permissible) and ages of the annuitant and any co-annuitant.

Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:

     - GMIB Maximum Anniversary Value for Account A; and

     - GMIB Premiums Compounded at 5% for Account A.

GMIB Maximum Anniversary Value for Account A. To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by "adjusted" transfers to Account B and "adjusted" withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.

Each "adjusted" transfer and "adjusted" withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.

GMIB Premiums Compounded at 5% for Account A. GMIB Premiums Compounded at 5% for Account A equals (i) minus (ii) where:

      (i) equals all premiums allocated to Account A with interest compounded daily from the date received; and

      (ii) equals all "adjusted" transfers to Account B and "adjusted" withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant or the date you exercise the GMIB.

You may transfer to Account B and withdraw from Account A up to 5% of the value of the GMIB Premiums Compounded at 5% for Account A at the beginning of each contract year and such transfers and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% for Account A dollar-for-dollar for that contract year.

Any transfer or withdrawal that causes the total of all transfers to Account B and withdrawals from Account A during the contract year (including any currently requested transfer or withdrawal) to exceed 5% of the GMIB Premiums Compounded at 5% for Account A at the beginning of that contract year will be "adjusted" to reduce the GMIB Premiums Compounded at 5% for Account A proportionally. The adjustment is determined by multiplying the transfer or withdrawal by the ratio of the GMIB Premiums Compounded at 5% for Account A to the Account A value, where both values are calculated immediately prior to the transfer or withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% for Account A to be reduced by more than the amount of the transfer or withdrawal.

     ELECTING TO RECEIVE INCOME PAYMENTS

You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS AT THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR CO-ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Federal minimum distribution requirements for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.

You are not required to use the GMIB Rider to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."

THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:

     - Life Annuity

     - Joint and Survivor Life Annuity

     - Life Annuity with Payments Guaranteed for 10 Years

     - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

     CHANGE OF ANNUITANT

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's or co-annuitant's age on the date of issue of the Contract was older than the current age of the oldest annuitant or co-annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or co-annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant or co-annuitant, the GMIB Rider will terminate.

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than the previous oldest annuitant or co-annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant or co-annuitant, we will use the new annuitant's or co-annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

     GMIB FEE

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See "Guaranteed Minimum Income Benefit Fee".)

     TERMINATION OF THE GMIB RIDER

The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or co-annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant or co-annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.


                              FEDERAL INCOME TAXES


FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code ("IRC") and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.


If any owner is a non-natural person, the death of the annuitant will be treated as the death of an owner for purposes of section 72(s).


The nonqualified Contracts are designed to comply with section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

IN GENERAL. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

PARTIAL WITHDRAWALS AND SURRENDERS. When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities and tax sheltered annuities. In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premiums paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a Contract because an owner or annuitant (if the owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if the owner isn't an individual)

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

OPTIONAL BENEFIT RIDERS

It is possible that the IRS may take the position that fees deducted for the GMIB optional benefit rider are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT PROGRAMS


     TRADITIONAL IRAS


Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is also available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includable in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.


The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the enhanced death benefit provision, adversely affects the qualification of the policy as an IRA or Roth IRA.



Note: The Treasury recently made changes to the Required Minimum Distribution ("RMD") rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB or GMIB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.


TAX SHELTERED ANNUITIES


Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable "eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the IRC, distributions in a specified annuity form or hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit provision that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. As noted above, the value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions. (See "Note" under "Other Tax Issues for IRAs and Roth IRAs.")


                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning

     (1) the election of a Fund's Board of Directors;

     (2) ratification of a Fund's independent accountant;

     (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

     (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

     (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc. licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency Inc. as our insurance agents. Merrill Lynch Life Agency Inc. is a wholly owned subsidiary of Distributor.


We pay commissions to Merrill Lynch Life Agency Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and District Annuity Specialists a portion of the commissions it receives from Merrill Lynch Life Agency Inc. for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to Merrill Lynch Life Agency Inc. is 5.10% of each premium and up to 0.85% of contract value per year. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. Reduced compensation may be paid on Contracts purchased by any of our or our affiliates' employees or their spouses or dependents. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.12% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS


The financial statements of ML Life Insurance Company of New York as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated

February 27, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the ML of New York Variable Annuity Separate Accounts A & B as of December 31, 2005, and for each of the two years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 31, 2006, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+

                       (CONDENSED FINANCIAL INFORMATION)

                                                                           MERCURY AMERICAN BALANCED V.I.*
                                                  ---------------------------------------------------------------------------------
                                                  1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO
                                                  12/31/05    12/31/04    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
                                                  ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of
     period.....................................  $   19.50   $   18.19   $   15.16   $   17.81   $   19.49   $   20.09   $   18.73
(2) Accumulation unit value at end of period....  $   20.03   $   19.50   $   18.19   $   15.16   $   17.81   $   19.49   $   20.09
(3) Number of accumulation units outstanding at
     end of period..............................  345,356.3   389,873.0   462,527.5   531,917.0   633,777.7   586,605.5   703,298.5

                                                    MERCURY AMERICAN BALANCED V.I.*
                                                  -----------------------------------
                                                  1/1/98 TO   1/1/97 TO    1/1/96 TO
                                                  12/31/98    12/31/97     12/31/96
                                                  ---------   ---------   -----------
(1) Accumulation unit value at beginning of
     period.....................................  $   16.72   $   14.47   $     13.37
(2) Accumulation unit value at end of period....  $   18.73   $   16.72   $     14.47
(3) Number of accumulation units outstanding at
     end of period..............................  805,270.1   935,102.6   1,196,131.9

                                                              BALANCED CAPITAL FOCUS*
                                                  -----------------------------------------------
                                                  1/1/01 TO   1/1/00 TO   1/1/99 TO   6/5/98** TO
                                                  12/31/01    12/31/00    12/31/99     12/31/98
                                                  ---------   ---------   ---------   -----------
(1) Accumulation unit value at beginning of
     period.....................................   $10.82     $   10.30   $    9.68    $   10.00
(2) Accumulation unit value at end of period....        *     $   10.82   $   10.30    $    9.68
(3) Number of accumulation units outstanding at
     end of period..............................      0.0     189,852.2   165,442.8    114,280.3


                                                                      MERCURY BASIC VALUE V.I.
                                   -----------------------------------------------------------------------------------------------
                                    1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                    12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     33.21   $     30.31   $     23.06   $     28.42   $     27.63   $     24.86   $     20.81
(2) Accumulation unit value at
      end of period..............  $     33.73   $     33.21   $     30.31   $     23.06   $     28.42   $     27.63   $     24.86
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,639,669.6   2,133,994.4   2,427,637.8   2,601,900.0   2,639,842.9   2,529,060.5   2,505,912.5

                                          MERCURY BASIC VALUE V.I.
                                   ---------------------------------------
                                    1/1/98 TO     1/1/97 TO     1/1/96 TO
                                    12/31/98      12/31/97      12/31/96
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     19.27   $     16.19   $     13.60
(2) Accumulation unit value at
      end of period..............  $     20.81   $     19.27   $     16.19
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,134,295.9   1,942,837.1   1,766,570.4


                                                                      MERCURY CORE BOND V.I.***
                                   -----------------------------------------------------------------------------------------------
                                    1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                    12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     19.38   $     18.79   $     18.18   $     16.82   $     15.98   $     14.72   $     15.28
(2) Accumulation unit value at
      end of period..............  $     19.50   $     19.38   $     18.79   $     18.18   $     16.82   $     15.98   $     14.72
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,775,877.7   2,265,337.8   2,662,925.2   2,879,227.6   3,040,520.1   2,565,420.4   2,878,607.8

                                          MERCURY CORE BOND V.I.***
                                   ---------------------------------------
                                    1/1/98 TO     1/1/97 TO     1/1/96 TO
                                    12/31/98      12/31/97      12/31/96
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     14.36   $     13.40   $     13.29
(2) Accumulation unit value at
      end of period..............  $     15.28   $     14.36   $     13.40
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,943,385.0   2,776,167.1   2,933,851.0


---------------
  + Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named the Merrill Lynch International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the Mercury American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Mercury Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.

 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                  DEVELOPING CAPITAL MARKETS V.I.*
                                    ---------------------------------------------------------------------------------------------
                                    1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO
                                    11/21/03    12/31/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period.........    $6.54     $    7.38   $    7.37   $   10.48   $    6.42   $    9.21   $    9.99   $    9.16
(2) Accumulation unit value at end
      of period...................      ***     $    6.54   $    7.38   $    7.37   $   10.48   $    6.42   $    9.21   $    9.99
(3) Number of accumulation units
      outstanding at end of
      period......................      0.0     259,057.5   302,185.5   340,062.9   555,965.5   563,805.5   892,320.3   411,686.3


                                                       MERCURY DOMESTIC MONEY MARKET V.I. (ACCOUNT A)*
                                      ---------------------------------------------------------------------------------
                                       1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                       12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                      -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period...........  $     13.62   $     13.68   $     13.77   $     13.75   $     13.41   $     12.82
(2) Accumulation unit value at end
      of period.....................  $     13.80   $     13.62   $     13.68   $     13.77   $     13.75   $     13.41
(3) Number of accumulation units
      outstanding at end of
      period........................  1,293,261.7   1,609,512.6   2,134,931.6   2,576,036.8   2,695,469.7   2,467,141.7

                                         MERCURY DOMESTIC MONEY MARKET V.I. (ACCOUNT A)*
                                      -----------------------------------------------------
                                       1/1/99 TO     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                       12/31/99      12/31/98      12/31/97      12/31/96
                                      -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period...........  $     12.39   $     11.94   $     11.50   $     11.09
(2) Accumulation unit value at end
      of period.....................  $     12.82   $     12.39   $     11.94   $     11.50
(3) Number of accumulation units
      outstanding at end of
      period........................  2,622,855.7   2,714,662.2   2,392,904.0   1,677,743.1


                                     MERCURY DOMESTIC MONEY          FLEXIBLE
                                    MARKET V.I. (ACCOUNT B)*         STRATEGY*                  FOCUS TWENTY V.I.*
                              ------------------------------------   ---------   ------------------------------------------------
                              1/1/05 TO   1/1/04 TO   11/21/03* TO   1/1/96 TO   1/1/03 TO   1/1/02 TO   1/1/01 TO   7/10/00** TO
                              12/31/05    12/31/04      12/31/03     12/31/96    11/21/03    12/31/02    12/31/01      12/31/00
                              ---------   ---------   ------------   ---------   ---------   ---------   ---------   ------------
(1) Accumulation unit value
      at beginning of
      period................  $  14.63    $  14.59      $  14.59      $13.00       $1.37     $    2.27   $    7.47    $   10.00
(2) Accumulation unit value
      at end of period......  $  14.93    $  14.63      $  14.59           *           *     $    1.37   $    2.27    $    7.47
(3) Number of accumulation
      units outstanding at
      end of period.........  59,618.6    29,320.8      41,996.5         0.0         0.0     246,479.5   448,251.4    730,077.6


                                                MERCURY FUNDAMENTAL GROWTH V.I.
                              -------------------------------------------------------------------
                               1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO    5/1/01** TO
                               12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                              -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value
      at beginning of
      period................  $      8.38   $      7.96   $      6.30   $      8.81    $   10.00
(2) Accumulation unit value
      at end of period......  $      8.89   $      8.38   $      7.96   $      6.30    $    8.81
(3) Number of accumulation
      units outstanding at
      end of period.........  1,147,421.6   1,400,034.0   1,355,160.1   1,275,968.2    693,466.0


---------------
  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named the Merrill Lynch International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the Mercury American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Mercury Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.

 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                    MERCURY GLOBAL ALLOCATION V.I.*
                                    -----------------------------------------------------------------------------------------------
                                     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                     12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     22.21   $     19.68   $     14.81   $     16.34   $     18.18   $     20.38   $     17.02
(2) Accumulation unit value at end
      of period...................  $     24.22   $     22.21   $     19.68   $     14.81   $     16.34   $     18.18   $     20.38
(3) Number of accumulation units
      outstanding at end of
      period......................  1,952,770.8   1,962,963.9   1,841,547.0   1,721,962.3   1,822,558.0   2,083,862.0   2,343,104.2

                                        MERCURY GLOBAL ALLOCATION V.I.*
                                    ---------------------------------------
                                     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                     12/31/98      12/31/97      12/31/96
                                    -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     15.85   $     14.35   $     12.85
(2) Accumulation unit value at end
      of period...................  $     17.02   $     15.85   $     14.35
(3) Number of accumulation units
      outstanding at end of
      period......................  2,708,721.4   3,196,842.1   3,436,164.5



                                                                               GLOBAL BOND FOCUS*
                                                ---------------------------------------------------------------------------------
                                                1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO
                                                 4/30/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of
     period...................................   $11.68     $   12.23   $   12.35   $   13.63   $   12.27   $   12.20   $   11.45
(2) Accumulation unit value at end of
     period...................................      ***     $   11.68   $   12.23   $   12.35   $   13.63   $   12.27   $   12.20
(3) Number of accumulation units outstanding
     at end of period.........................      0.0     186,573.4   220,076.5   266,934.6   324,790.1   404,574.9   459,402.3



                                                                   MERCURY GLOBAL GROWTH V.I.
                                -------------------------------------------------------------------------------------------------
                                1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO   1/1/01 TO    1/1/00 TO    1/1/99 TO   6/5/98** TO
                                12/31/05    12/31/04    12/31/03    12/31/02    12/31/01     12/31/00     12/31/99     12/31/98
                                ---------   ---------   ---------   ---------   ---------   -----------   ---------   -----------
(1) Accumulation unit value at
      beginning of period.....  $    9.99   $    8.79   $    6.67   $    9.35   $   12.32   $     14.69   $   10.74    $   10.00
(2) Accumulation unit value at
      end of period...........  $   11.34   $    9.99   $    8.79   $    6.67   $    9.35   $     12.32   $   14.69    $   10.74
(3) Number of accumulation
      units outstanding at end
      of period...............  290,022.2   634,012.3   669,891.0   725,698.5   875,244.9   1,422,808.3   796,328.0    127,229.2


                                                               MERCURY GOVERNMENT BOND V.I.
                                     ---------------------------------------------------------------------------------
                                      1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                     -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     16.85   $     16.40   $     16.29   $     15.04   $     14.24   $     12.95
(2) Accumulation unit value at end
      of period....................  $     17.16   $     16.85   $     16.40   $     16.29   $     15.04   $     14.24
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,237,891.5   1,366,593.0   1,663,250.5   1,918,108.4   1,755,849.5   1,642,968.1

                                               MERCURY GOVERNMENT BOND V.I.
                                     -------------------------------------------------
                                      1/1/99 TO     1/1/98 TO    1/1/97 TO   1/1/96 TO
                                      12/31/99      12/31/98     12/31/97    12/31/96
                                     -----------   -----------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $     13.36   $     12.45   $   11.59   $   11.42
(2) Accumulation unit value at end
      of period....................  $     12.95   $     13.36   $   12.45   $   11.59
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,842,543.0   1,670,377.7   900,981.0   401,866.8


---------------
  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named the Merrill Lynch International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the Mercury American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Mercury Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.

 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                  MERCURY HIGH CURRENT INCOME V.I.
                                    ---------------------------------------------------------------------------------------------
                                    1/1/05 TO    1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                    12/31/05     12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                    ---------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $   21.57   $     19.55   $     15.47   $     15.91   $     15.51   $     16.92   $     16.18
(2) Accumulation unit value at end
      of period...................  $   21.61   $     21.57   $     19.55   $     15.47   $     15.91   $     15.51   $     16.92
(3) Number of accumulation units
      outstanding at end of
      period......................  707,523.5     936,363.8   1,141,089.1   1,192,683.4   1,503,375.9   1,727,150.0   1,878,536.0

                                       MERCURY HIGH CURRENT INCOME V.I.
                                    ---------------------------------------
                                     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                     12/31/98      12/31/97      12/31/96
                                    -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     16.93   $     15.46   $     14.08
(2) Accumulation unit value at end
      of period...................  $     16.18   $     16.93   $     15.46
(3) Number of accumulation units
      outstanding at end of
      period......................  1,935,113.5   1,794,232.4   1,341,055.5



                                                                    MERCURY INDEX 500 V.I.
                                -----------------------------------------------------------------------------------------------
                                 1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                 12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.....  $     16.30   $     14.95   $     11.82   $     15.44   $     17.85   $     19.96   $     16.79
(2) Accumulation unit value at
      end of period...........  $     16.79   $     16.30   $     14.95   $     11.82   $     15.44   $     17.85   $     19.96
(3) Number of accumulation
      units outstanding at end
      of period...............  1,446,045.3   1,731,976.6   1,882,228.5   1,906,050.6   2,113,132.9   2,204,753.1   2,180,119.7

                                                                            INTERNATIONAL
                                         MERCURY INDEX 500 V.I.                 BOND*
                                -----------------------------------------   -------------
                                 1/1/98 TO     1/1/97 TO    12/18/96** TO     1/1/96 TO
                                 12/31/98      12/31/97       12/31/96        12/31/96
                                -----------   -----------   -------------   -------------
(1) Accumulation unit value at
      beginning of period.....  $     13.27   $     10.12     $  10.00         $11.40
(2) Accumulation unit value at
      end of period...........  $     16.79   $     13.27     $  10.12              *
(3) Number of accumulation
      units outstanding at end
      of period...............  1,908,674.0   1,245,291.7     10,445.7            0.0


                                                            INTERNATIONAL EQUITY FOCUS*
                                     -------------------------------------------------------------------------
                                     1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO    1/1/97 TO     1/1/96 TO
                                     12/31/01    12/31/00    12/31/99    12/31/98     12/31/97      12/31/96
                                     ---------   ---------   ---------   ---------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........   $13.20     $   16.18   $   11.91   $   11.20   $     11.90   $     11.31
(2) Accumulation unit value at end
      of period....................        *     $   13.20   $   16.18   $   11.91   $     11.20   $     11.90
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     677,004.1   764,791.1   893,307.1   2,327,316.1   1,535,723.1

                                        MERCURY INTERNATIONAL VALUE V.I.*
                                     ---------------------------------------
                                      1/1/05 TO     1/1/04 TO    11/21/03**
                                      12/31/05      12/31/04     TO 12/31/03
                                     -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     14.71   $     12.17   $     11.08
(2) Accumulation unit value at end
      of period....................        16.20   $     14.71   $     12.17
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,359,564.7   1,639,239.1   1,713,032.6


                                                                      MERCURY LARGE CAP CORE V.I.
                                    -----------------------------------------------------------------------------------------------
                                     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                     12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     28.75   $     24.95   $     19.23   $     23.47   $     25.70   $     28.89   $     22.28
(2) Accumulation unit value at end
      of period...................  $     32.10   $     28.75   $     24.95   $     19.23   $     23.47   $     25.70   $     28.89
(3) Number of accumulation units
      outstanding at end of
      period......................  1,339,486.6   1,550,002.7   1,725,714.5   1,767,755.2   1,867,370.4   2,051,339.9   2,191,387.8

                                          MERCURY LARGE CAP CORE V.I.
                                    ---------------------------------------
                                     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                     12/31/98      12/31/97      12/31/96
                                    -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     19.54   $     16.01   $     13.77
(2) Accumulation unit value at end
      of period...................  $     22.28   $     19.54   $     16.01
(3) Number of accumulation units
      outstanding at end of
      period......................  2,374,281.3   2,617,428.2   2,798,594.0


---------------
  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named the Merrill Lynch International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the Mercury American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Mercury Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.

 ** Available for allocations of premiums or contract value effective following the close of business.

                                          MERCURY LARGE CAP GROWTH V.I.*
                                     -----------------------------------------
                                     1/01/05 TO     1/1/04 TO    11/21/03** TO
                                      12/31/05      12/31/04       12/31/03
                                     -----------   -----------   -------------
(1) Accumulation unit value at
      beginning of period..........  $      9.45   $      8.88     $    8.80
(2) Accumulation unit value at end
      of period....................  $     10.31   $      9.45     $    8.88
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,071,261.3   1,084,643.2     425,400.0

                                                      MERCURY LARGE CAP VALUE V.I.
                                     ---------------------------------------------------------------
                                     1/1/05 TO    1/1/04 TO    1/1/03 TO   1/1/02 TO    5/1/01** TO
                                     12/31/05     12/31/04     12/31/03    12/31/02      12/31/01
                                     ---------   -----------   ---------   ---------   -------------
(1) Accumulation unit value at
      beginning of period..........  $   13.31    $   11.20    $    8.48   $    9.83     $  10.00
(2) Accumulation unit value at end
      of period....................  $   15.41    $   13.31    $   11.20   $    8.48     $   9.83
(3) Number of accumulation units
      outstanding at end of
      period.......................  551,670.2    531,007.2    511,788.8   492,392.1     82,957.8


                                                                            NATURAL RESOURCES FOCUS
                                               ----------------------------------------------------------------------------------
                                               1/1/02 TO    1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO
                                                4/30/02     12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                               ----------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of
     period..................................    $15.29     $  17.42    $  12.68    $  10.14    $  12.14    $   14.06   $   12.56
(2) Accumulation unit value at end of
     period..................................       ***     $  15.29    $  17.42    $  12.68    $  10.14    $   12.14   $   14.06
(3) Number of accumulation units outstanding
     at end of period........................       0.0     39,796.3    48,694.9    53,276.6    70,808.7    115,513.8   144,754.3

                                                                        RESERVE ASSETS V.I.*
                                    ---------------------------------------------------------------------------------------------
                                    1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO
                                    11/21/03*   12/31/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period.........   $14.62     $  14.53    $  14.09    $  13.39    $  12.87    $  12.32    $  11.79    $   11.29
(2) Accumulation unit value at end
      of period...................        *     $  14.62    $  14.53    $  14.09    $  13.39    $  12.87    $  12.32    $   11.79
(3) Number of accumulation units
      outstanding at end of
      period......................      0.0     39,939.7    57,519.8    83,247.7    86,344.1    95,017.1    82,335.6    101,151.2

                                               SELECT TEN V.I. TRUST****
                                    -----------------------------------------------
                                    1/1/01 TO   1/1/00 TO   1/1/99 TO   6/5/98** TO
                                    12/31/01    12/31/00    12/31/99     12/31/98
                                    ---------   ---------   ---------   -----------
(1) Accumulation unit value at
      beginning of period.........   $10.67     $    9.39   $   10.12    $   10.00
(2) Accumulation unit value at end
      of period...................      ***     $   10.67   $    9.39    $   10.12
(3) Number of accumulation units
      outstanding at end of
      period......................      0.0     289,514.7   573,604.7    190,745.2


---------------
   * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named the Merrill Lynch International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the Mercury American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Mercury Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.

  ** Available for allocations of premiums or contract value effective following the close of business.


 *** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.


**** The 1998 Select Ten Trust terminated on April 30, 1999. The 1999 Select Ten
     Trust commenced operation on May 1, 1999, at an accumulation unit value of $10.00. The 1999 Select Ten Trust terminated on April 30, 2000. The 2000 Select Ten V.I. Trust commenced operation on May 1, 2000, at an accumulation unit value of $10.00. The 2000 Select Ten V.I. Trust terminated on April 30, 2001.

                                           MERCURY UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ---------------------------------------------------------
                                     1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO   1/1/01 TO
                                     12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
                                     ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $   21.23   $   17.12   $   14.44   $   18.01   $   21.24
(2) Accumulation unit value at end
      of period....................  $   23.91   $   21.23   $   17.12   $   14.44   $   18.01
(3) Number of accumulation units
      outstanding at end of
      period.......................  110,472.3   131,252.2   164,884.7   199,338.7   267,017.6

                                           MERCURY UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ---------------------------------------------------------
                                     1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO
                                     12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                     ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $   22.12   $   19.91   $   16.27   $   13.10   $   11.75
(2) Accumulation unit value at end
      of period....................  $   21.24   $   22.12   $   19.91   $   16.27   $   13.10
(3) Number of accumulation units
      outstanding at end of
      period.......................  307,808.3   355,501.8   408,706.9   475,558.5   646,792.9


                                                                  MERCURY VALUE OPPORTUNITIES V.I.
                                   -----------------------------------------------------------------------------------------------
                                    1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                    12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     35.68   $     31.46   $     22.31   $     29.66   $     23.15   $     20.45   $     15.45
(2) Accumulation unit value at
      end of period..............  $     38.86   $     35.68   $     31.46   $     22.31   $     29.66   $     23.15   $     20.45
(3) Number of accumulation units
      outstanding at end of
      period.....................    781,881.4   1,047,060.2   1,243,877.5   1,357,328.0   1,671,013.0   1,717,612.7   1,677,430.3

                                      MERCURY VALUE OPPORTUNITIES V.I.
                                   ---------------------------------------
                                    1/1/98 TO     1/1/97 TO     1/1/96 TO
                                    12/31/98      12/31/97      12/31/96
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     16.75   $     15.20   $     14.25
(2) Accumulation unit value at
      end of period..............  $     15.45   $     16.75   $     15.20
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,911,721.5   1,789,233.1   1,684,158.8


                                                                                    ROSZEL/ JPMORGAN
                                    ROSZEL/ DELAWARE TREND***                       SMALL CAP GROWTH
                               -----------------------------------   -----------------------------------------------
                               1/1/05 TO   1/1/04 TO   5/1/03** TO   1/1/05 TO   1/1/04 TO   1/1/03 TO   7/1/02** TO
                               12/31/05    12/31/04     12/31/03     12/31/05    12/31/04    12/31/03     12/31/02
                               ---------   ---------   -----------   ---------   ---------   ---------   -----------
(1) Accumulation unit value
      at beginning of
      period.................  $   13.51   $   12.28    $   10.00    $   12.28   $   11.42   $    8.44    $   10.00
(2) Accumulation unit value
      at end of period.......  $   13.96   $   13.51    $   12.28    $   12.89   $   12.28   $   11.42    $    8.44
(3) Number of accumulation
      units outstanding at
      end of period..........  146,621.8   347,138.7    301,146.3    454,965.9   490,560.9   484,525.8    407,105.7

                                                                                   ROSZEL/ LORD ABBETT
                                 ROSZEL/ LORD ABBETT AFFILIATED                       MID CAP VALUE
                               -----------------------------------   -----------------------------------------------
                               1/1/05 TO   1/1/04 TO   5/1/03** TO   1/1/05 TO   1/1/04 TO   1/1/03 TO   7/1/02** TO
                               12/31/05    12/31/04     12/31/03     12/31/05    12/31/04    12/31/03     12/31/02
                               ---------   ---------   -----------   ---------   ---------   ---------   -----------
(1) Accumulation unit value
      at beginning of
      period.................  $   13.17   $  12.00     $   10.00    $   13.49   $   11.04   $    8.97   $     10.00
(2) Accumulation unit value
      at end of period.......  $   13.41   $  13.17     $   12.00    $   14.41   $   13.49   $   11.04   $      8.97
(3) Number of accumulation
      units outstanding at
      end of period..........  200,994.4   196,732.4     89,918.6    734,437.5   762,190.7   660,026.9     500,381.4


                                             ROSZEL/ ALLIANZ CCM                          ROSZEL/ ALLIANZ NFJ
                                           CAPITAL APPRECIATION***                          SMALL CAP VALUE
                                     -----------------------------------   -------------------------------------------------
                                     1/1/05 TO   1/1/04 TO   5/1/03** TO   1/1/05 TO   1/1/04 TO   1/1/03** TO   7/1/02** TO
                                     12/31/05    12/31/04     12/31/03     12/31/05    12/31/04     12/31/03      12/31/02
                                     ---------   ---------   -----------   ---------   ---------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $   13.05   $   11.72   $     10.00   $   14.85   $   12.26    $    9.33     $   10.00
(2) Accumulation unit value at end
      of period....................  $   14.09   $   13.05   $     11.72   $   16.38   $   14.85    $   12.26     $    9.33
(3) Number of accumulation units
      outstanding at end of
      period.......................  848,116.7   995,985.9   1,005,635.3   428,671.2   373,922.0    250,049.4     194,878.8

                                                     ROSZEL/SELIGMAN
                                                     MID CAP GROWTH
                                     -----------------------------------------------
                                     1/1/05 TO   1/1/04 TO   1/1/03 TO   7/1/02** TO
                                     12/31/05    12/31/04    12/31/03     12/31/02
                                     ---------   ---------   ---------   -----------
(1) Accumulation unit value at
      beginning of period..........  $   12.85   $   11.99   $    9.12    $  10.00
(2) Accumulation unit value at end
      of period....................  $   14.19   $   12.85   $   11.99    $   9.12
(3) Number of accumulation units
      outstanding at end of
      period.......................  295,383.6   248,261.7   137,773.7    83,515.5


---------------
 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                AIM V.I. CAPITAL APPRECIATION
                                     -----------------------------------------------------------------------------------
                                     1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO   1/1/01 TO    1/1/00 TO    1/1/99 TO
                                     12/31/05    12/31/04    12/31/03    12/31/02    12/31/01     12/31/00     12/31/99
                                     ---------   ---------   ---------   ---------   ---------   -----------   ---------
(1) Accumulation unit value at
      beginning of period..........  $   12.58   $   11.96   $    9.36   $   12.54   $   16.57   $     18.86   $   13.22
(2) Accumulation unit value at end
      of period....................  $   13.51   $   12.58   $   11.96   $    9.36   $   12.54   $     16.57   $   18.86
(3) Number of accumulation units
      outstanding at end of
      period.......................  665,594.6   781,908.0   599,873.4   717,482.2   876,010.8   1,018,081.8   741,790.0

                                         AIM V.I. CAPITAL APPRECIATION
                                     -------------------------------------
                                     1/1/98 TO   1/1/97 TO   12/18/96** TO
                                     12/31/98    12/31/97      12/31/96
                                     ---------   ---------   -------------
(1) Accumulation unit value at
      beginning of period..........  $   11.23   $   10.03      $10.00
(2) Accumulation unit value at end
      of period....................  $   13.22   $   11.23      $10.03
(3) Number of accumulation units
      outstanding at end of
      period.......................  637,817.5   705,468.0         0.0


                                                                      AIM V.I. CORE EQUITY*****
                                    ---------------------------------------------------------------------------------------------
                                    1/1/05 TO    1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                    12/31/05     12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                    ---------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $   13.49   $     12.93   $     10.48   $     15.22   $     17.65   $     20.96   $     16.35
(2) Accumulation unit value at end
      of period...................  $   14.06   $     13.49   $     12.93   $     10.48   $     15.22   $     17.65   $     20.96
(3) Number of accumulation units
      outstanding at end of
      period......................  776,350.1   1,039,796.8   1,338,325.9   1,568,149.8   2,187,815.0   2,337,637.9   2,198,282.0

                                          AIM V.I. CORE EQUITY*****
                                    -------------------------------------
                                     1/1/98 TO    1/1/97 TO   12/18/96**
                                     12/31/98     12/31/97    TO 12/31/96
                                    -----------   ---------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     12.52   $   10.26     $10.00
(2) Accumulation unit value at end
      of period...................  $     16.35   $   12.52     $10.26
(3) Number of accumulation units
      outstanding at end of
      period......................  1,623,648.9   694,794.1        0.0


                                                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
                                   -----------------------------------------------------------------------------------------------
                                    1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                    12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     15.14   $     14.13   $     11.58   $     16.92   $     20.72   $     25.17   $     19.28
(2) Accumulation unit value at
      end of period..............  $     17.20   $     15.14   $     14.13   $     11.58   $     16.92   $     20.72   $     25.17
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,184,278.5   1,468,335.9   2,427,262.0   2,714,950.9   3,420,958.7   3,799,078.8   3,581,370.8

                                   ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
                                   ---------------------------------------
                                    1/1/98 TO     1/1/97 TO    12/18/96**
                                    12/31/98      12/31/97     TO 12/31/96
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     13.21   $     10.00     $10.00
(2) Accumulation unit value at
      end of period..............  $     19.28   $     13.21     $10.00
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,559,574.5   1,273,236.9        0.0


                                                           ALLIANCEBERNSTEIN VPS QUASAR***
                                     ----------------------------------------------------------------------------
                                     1/1/03 TO   1/1/02 TO    1/1/01 TO     1/1/00 TO    1/1/99 TO    6/5/98** TO
                                     11/21/03     12/31/02     12/31/01     12/31/00      12/31/99     12/31/98
                                     ---------   ----------   ----------   -----------   ----------   -----------
(1) Accumulation unit value at
      beginning of period..........    $5.31     $    7.89    $    9.17    $      9.90   $    8.57     $  10.00
(2) Accumulation unit value at end
      of period....................      ***     $    5.31    $    7.89    $      9.17   $    9.90     $   8.57
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     518,931.6    997,865.5    1,111,234.5   518,747.8     94,213.1

                                                ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY
                                     --------------------------------------------------------------
                                     1/1/05 TO   1/1/04 TO    1/1/03 TO    1/1/02 TO    5/1/01** TO
                                     12/31/05    12/31/04     12/31/03      12/31/02     12/31/01
                                     ---------   ---------   -----------   ----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $    6.88   $    6.61    $    4.65     $   8.09     $   10.00
(2) Accumulation unit value at end
      of period....................  $    7.05   $    6.88    $    6.61     $   4.65     $    8.09
(3) Number of accumulation units
      outstanding at end of
      period.......................  207,964.4   157,146.3    168,517.2     53,411.8     288,830.0


---------------
   ** Available for allocations of premiums or contract value effective following the close of business.


  *** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.



***** Effective May 1, 2006, AIM V.I. Premier Equity Fund merged with and into the AIM Core V.I. Equity Fund.

                                                                                                    AMERICAN CENTURY
                                               AMERICAN CENTURY VP INTERNATIONAL                        VP ULTRA
                                 -------------------------------------------------------------   -----------------------
                                 1/1/05 TO   1/1/04 TO   1/1/03 TO    1/1/02 TO    5/1/01** TO   1/1/05 TO   5/1/04** TO
                                 12/31/05    12/31/04     12/31/03     12/31/02     12/31/01     12/31/05     12/31/04
                                 ---------   ---------   ----------   ----------   -----------   ---------   -----------
(1) Accumulation unit value at
      beginning of period......  $    8.87   $    7.82   $    6.37    $    8.10     $   10.00    $   10.67     $ 10.00
(2) Accumulation unit value at
      end of period............  $    9.91   $    8.87   $    7.82    $    6.37     $    8.10    $   10.75       10.67
(3) Number of accumulation
      units outstanding at end
      of period................  493,548.0   637,200.2   505,562.4    545,671.2     411,338.0    131,236.8     7,251.4


                                                          DAVIS VALUE
                                 -------------------------------------------------------------
                                 1/1/05 TO   1/1/04 TO   1/1/03 TO    1/1/02 TO    5/1/01** TO
                                 12/31/05    12/31/04    12/31/03     12/31/02      12/31/01
                                 ---------   ---------   ---------   -----------   -----------
(1) Accumulation unit value at
      beginning of period......  $   10.88   $    9.82   $    7.67    $    9.28     $   10.00
(2) Accumulation unit value at
      end of period............  $   11.75   $   10.88   $    9.82    $    7.67     $    9.28
(3) Number of accumulation
      units outstanding at end
      of period................  980,090.8   930,861.1   768,898.6    690,851.0     604,118.3


                                 FEDERATED CAPITAL APPRECIATION II      FEDERATED KAUFFMAN II
                                 ---------------------------------   ---------------------------
                                   1/1/05 TO        5/1/04** TO        1/1/05 TO     5/1/04** TO
                                    12/31/05          12/31/04         12/31/05       12/31/04
                                 --------------   ----------------   -------------   -----------
(1) Accumulation unit value at
      beginning of period......     $  10.66          $ 10.00          $  11.14       $  10.00
(2) Accumulation unit value at
      end of period............     $  10.72          $ 10.66          $  12.22       $  11.14
(3) Number of accumulation
      units outstanding at end
      of period................     13,215.6          2,324.5          66,005.6       41,254.4

                                                        MERCURY INTERNATIONAL VALUE V.I.*
                                 -------------------------------------------------------------------------------
                                 1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO    6/5/98** TO
                                 11/21/03     12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                 ---------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period......    $8.67     $      9.93   $     11.56   $     11.39   $      9.49   $     10.00
(2) Accumulation unit value at
      end of period............    $   *     $      8.67   $      9.93   $     11.56   $     11.39   $      9.49
(3) Number of accumulation
      units outstanding at end
      of period................      0.0     1,842,378.7   2,352,258.4   2,132,252.0   1,804,928.1   2,303,167.1


                                                                                       MERRILL LYNCH
                                                                                  LARGE CAP GROWTH V.I.*
                                                              ---------------------------------------------------------------
                                                              1/1/03 TO    1/1/02 TO   1/1/01 TO    1/1/00 TO    6/18/99** TO
                                                               11/21/03    12/31/02    12/31/01     12/31/00       12/31/99
                                                              ----------   ---------   ---------   -----------   ------------
(1) Accumulation unit value at beginning of period..........  $    6.72    $    8.89   $    9.94   $     11.98     $  10.00
(2) Accumulation unit value at end of period................  $       *    $    6.72   $    8.89   $      9.94     $  11.98
(3) Number of accumulation units outstanding at end of
     period.................................................        0.0    336,706.2   307,838.3   3,371,281.5     75,627.0

---------------
  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named the Merrill Lynch International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the Mercury American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Mercury Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.

 ** Available for allocations of premiums or contract value effective following the close of business.

                                                                        MFS EMERGING GROWTH
                                    -------------------------------------------------------------------------------------------
                                    1/01/05 TO    1/1/04 TO   1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                     12/31/05     12/31/04    12/31/03     12/31/02      12/31/01      12/31/00      12/31/99
                                    -----------   ---------   ---------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........   $   13.29    $   11.93   $    9.28   $     14.21   $     21.65   $     27.30   $     15.66
(2) Accumulation unit value at end
      of period...................   $   14.32    $   13.29   $   11.93   $      9.28   $     14.21   $     21.65   $     27.30
(3) Number of accumulation units
      outstanding at end of
      period......................   702,194.6    834,376.6   999,549.2   1,148,505.8   1,546,866.8   1,856,489.5   1,524,939.9

                                             MFS EMERGING GROWTH
                                    -------------------------------------
                                     1/1/98 TO    1/1/97 TO   1/1/96** TO
                                     12/31/98     12/31/97     12/31/96
                                    -----------   ---------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     11.83   $    9.83    $  10.00
(2) Accumulation unit value at end
      of period...................  $     15.66   $   11.83    $   9.83
(3) Number of accumulation units
      outstanding at end of
      period......................  1,327,153.4   600,105.0    15,002.0

                                                                     MFS RESEARCH***
                                     -------------------------------------------------------------------------------
                                     1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO
                                     11/21/03     12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                     ---------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........    $9.67     $     12.99   $     16.73   $     17.82   $     14.56   $     11.96
(2) Accumulation unit value at end
      of period....................      ***     $      9.67   $     12.99   $     16.73   $     17.82   $     14.56
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     1,131,444.6   1,469,503.9   1,666,309.5   1,278,129.3   1,161,685.9

                                         MFS RESEARCH***
                                     -----------------------
                                     1/1/97 TO   1/1/96** TO
                                     12/31/97     12/31/96
                                     ---------   -----------
(1) Accumulation unit value at
      beginning of period..........  $   10.08     $10.00
(2) Accumulation unit value at end
      of period....................  $   11.96     $10.08
(3) Number of accumulation units
      outstanding at end of
      period.......................  589,190.5        0.0

                                                                                                  PREMIER VIT OPCAP
                                                       PIMCO TOTAL RETURN                            RENAISSANCE
                                     ------------------------------------------------------    -----------------------
                                      1/1/05 TO      1/1/04 TO     1/1/03 TO    7/1/02** TO    1/1/05 TO   5/1/04** TO
                                       12/31/05      12/31/04      12/31/03      12/31/02      12/31/05     12/31/04
                                     ------------   -----------   -----------   -----------    ---------   -----------
(1) Accumulation unit value at
      beginning of period..........  $      11.27   $     10.89   $     10.51   $     10.00    $  11.38     $  10.00
(2) Accumulation unit value at end
      of period....................  $      11.39   $     11.27   $     10.89   $     10.51    $  10.72     $  11.38
(3) Number of accumulation units
      outstanding at end of
      period.......................   1,584,403.7   1,418,436.4   1,208,943.3     777,942.1    40,874.1     43,987.5


                                       VAN KAMPEN COMSTOCK
                                     -----------------------
                                     1/1/05 TO   5/1/04** TO
                                     12/31/05     12/31/04
                                     ---------   -----------
(1) Accumulation unit value at
      beginning of period..........  $   11.29    $  10.00
(2) Accumulation unit value at end
      of period....................  $   11.63    $  11.29
(3) Number of accumulation units
      outstanding at end of
      period.......................  389,933.7    51,005.8


---------------
 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:


OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yields
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
YORK

           APPENDIX A - EXAMPLE OF GUARANTEED MINIMUM INCOME BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO ALLOCATIONS OR TRANSFERS TO SEPARATE ACCOUNT B, NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BENEFIT BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.


FACTS: Assume that a male, age 60 purchased the Contract on February 1, 2006 with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:



--------------------------------------------------------------------------------
                                           GMIB BENEFIT          ANNUAL GMIB
CONTRACT ANNIVERSARY*                          BASE              PAYMENTS**
--------------------------------------------------------------------------------
(5(th)) February 1, 2011                     $127,628        GMIB NOT AVAILABLE
                                                                FOR EXERCISE
--------------------------------------------------------------------------------
(10(th)) February 1, 2016                    $162,889              $10,184
--------------------------------------------------------------------------------
(15(th)) February 1, 2021                    $207,893              $14,868
--------------------------------------------------------------------------------
(20(th)) February 1, 2026                    $265,330              $21,715
--------------------------------------------------------------------------------
(25(th)) February 1, 2031***                 $338,635              $31,290
--------------------------------------------------------------------------------
(30(th)) February 1, 2036                         n/a          GMIB TERMINATED
--------------------------------------------------------------------------------


  * The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.

*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BENEFIT BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

        APPENDIX B -- EXAMPLE OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.

FACTS: Assume that you are under age 78 at issue and elected the Maximum Anniversary Value death benefit. You pay an initial premium of $100,000 on June 1, 2006 and a subsequent premium of $10,000 on December 1, 2007, which are allocated completely to Account A. You also make a withdrawal of $50,000 on January 1, 2008. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV") are illustrated below.

                                                                                                 (A)          (B)         (C)
                                                                         -------------------------------------------------------
                                                                            TRANSACTIONS        PREMS
                                                                         ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
   DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
 -------------------------------------------------------------------------------------------------------------------------------
 6/1/06    THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
           MAV is $0 until first contract anniversary
 6/1/07    FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2007 = Contract value on 6/1/2007
           = $110,000
           MAV = greatest of anniversary values = $110,000
 12/1/07   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
           Assume contract value decreased $6,000 due to negative
           investment performance
           Anniversary value for 6/1/2007 = contract value on 6/1/2007
           + premiums added since that anniversary = $110,000 + $10,000
           = $120,000
           MAV = greatest of anniversary values = $120,000
 1/1/08    OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
           Assume contract value decreased $14,000 due to negative
           investment performance
           Anniversary value for 6/1/2007 = contract value on 6/1/2007
           + premiums added - adjusted withdrawals since that
           anniversary = $110,000 + $10,000 - $60,000 = $60,000
           Adjusted withdrawal = withdrawal X maximum (MAV, prems -
           adj. withdrs.)
           Contract value
           = $50,000 X maximum (120,000 , 110,000)/100,000
           = $50,000 X 120,000/100,000 = $60,000
           (Note: All values are determined immediately prior to the
           withdrawal)
           MAV = greatest of anniversary values = $60,000
 6/1/08    SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
           Assume contract value increased $5,000 due to positive
           investment performance
           Anniversary value for 6/1/2007 = $60,000
           Anniversary value for 6/1/2008 = contract value on 6/1/2008
           = $55,000
           MAV = greatest of anniversary values = maximum ($60,000,
           $55,000) = $60,000
 6/1/09    THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2007 = $60,000
           Anniversary value for 6/1/2008 = contract value on 6/1/2008
           = $55,000
           Anniversary value for 6/1/2009 = contract value on 6/1/2009
           = $65,000
           MAV = greatest of anniversary values maximum ($60,000,
           $55,000, $65,000) = $65,000
 -------------------------------------------------------------------------------------------------------------------------------


           ------------------------------------

   DATE               DEATH BENEFIT
 6/1/06    $100,000 (maximum of (A), (B), (C))
 6/1/07    $110,000 (maximum of (A), (B), (C))
 12/1/07   $120,000 (maximum of (A), (B), (C))
 1/1/08    $60,000 (maximum of (A), (B), (C))
 6/1/08    $60,000 (maximum of (A), (B), (C))
 6/1/09    $65,000 (maximum of (A), (B), (C))
 -----------------------------------------------------------------------------------

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE "DEATH BENEFIT."

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                                  HOME OFFICE:

                            222 BROADWAY, 2ND FLOOR

                               NEW YORK, NY 10038
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2006, which is available on request and without charge by writing to or calling ML of New York at its Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3
Keep Well Agreement.........................................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yields.........................................    3
Other Subaccount Yields.....................................    5
Total Returns...............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION


SELLING THE CONTRACT


The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency Inc.


For the years ended December 31, 2005, 2004, and 2003, Distributor received $257,332, $1,033,245, and $686,686, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2005, 2004, and 2003, ML of New York paid administrative services fees of $4.0 million, $3.6 million, and $3.4 million, respectively.



KEEP WELL AGREEMENT



On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with ML of New York. Under the agreement, at all times that ML of New York is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that ML of New York maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2005, the statutory net worth of ML of New York was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of ML of New York. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


From time to time, ML of New York may quote in advertisements and sales literature the current annualized yields for the Account A Mercury Domestic Money Market V.I. Subaccount and the Account B Mercury

Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Fund or on its portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


ML of New York also may quote the effective yield of the Account A Mercury Domestic Money Market V.I. Subaccount or the Account B Mercury Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yields for the Account A Mercury Domestic Money Market V.I. Subaccount and the Account B Mercury Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Account A Mercury Domestic Money Market V.I. Subaccount or the Account B Mercury Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for that subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Account A Mercury Domestic Money Market V.I. Subaccount and the Account B Mercury Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS


From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Account A Mercury Domestic Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:


                Yield = 2 X ((((NY - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month period.

Currently, ML of New York may quote yields on bond subaccounts within Account A. Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


FUND                                                     FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                                     -------------------   -------------------------
Mercury American Balance V.I. Fund*                      June 1, 1988           February 21, 1992
Mercury Basic Value V.I. Fund                            July 1, 1993           July 1, 1993
Mercury Core Bond V.I. Fund                              April 29, 1982         February 21, 1992
Mercury Domestic Money Market V.I. Fund                  February 21, 1992      February 21, 1992
Mercury Fundamental Growth V.I. Fund                     April 3, 2000          July 14, 2000
Mercury Global Allocation V.I. Fund                      February 21, 1992      February 21, 1992
Mercury Global Growth V.I. Fund                          June 5, 1998           June 5, 1998
Mercury Government Bond V.I. Fund                        May 16, 1994           May 16, 1994
Mercury High Current Income V.I. Fund                    April 29, 1982         February 21, 1992
Mercury Index 500 V.I. Fund                              December 13, 1996      December 18, 1996
Mercury International Value V.I. Fund                    June 10, 1998          June 10, 1998
Mercury Large Cap Core V.I. Fund                         April 29, 1982         February 21, 1992
Mercury Large Cap Growth V.I. Fund                       April 30, 1999         June 18, 1999
Mercury Large Cap Value V.I. Fund                        April 23, 2001         May 1, 2001
Mercury Value Opportunities V.I. Fund                    April 29, 1982         February 21, 1992
Mercury Utilities and Telecommunications V.I. Fund*      July 1, 1993           July 1, 1993
MLIG Roszel/Delaware Trend Portfolio                     May 1, 2003            May 1, 2003
MLIG Roszel/JPMorgan Small Cap Growth Portfolio          July 1, 2002           July 1, 2002
MLIG Roszel/Lord Abbett Affiliated Portfolio             May 1, 2003            May 1, 2003
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio          July 1, 2002           July 1, 2002
MLIG Roszel/Allianz CCM Capital Appreciation Portfolio   May 1, 2003            May 1, 2003
MLIG Roszel/Allianz NFJ Small Cap Value Portfolio        July 1, 2002           July 1, 2002
MLIG Roszel/Seligman Mid Cap Growth Portfolio            July 1, 2002           July 1, 2002
AIM V.I. Capital Appreciation Fund                       May 5, 1993            December 18, 1996
AIM V.I. Core Equity Fund**                              May 2, 1994            May 1, 2006
AllianceBernstein VPS Global Technology Portfolio        January 11, 1996       May 1, 2001
AllianceBernstein VPS Large Cap Growth Portfolio         June 26, 1992          December 18, 1996
American Century VP International Fund                   May 1, 1994            May 1, 2001
American Century VP Ultra(R) Fund                        May 1, 2001            May 1, 2004
Davis Value Portfolio                                    July 1, 1999           July 14, 2000
Federated Capital Appreciation Fund II                   June 19, 2000          May 1, 2004
Federated Kaufmann Fund II                               April 30, 2002         May 1, 2004
MFS(R) Emerging Growth Series                            July 24, 1995          December 18, 1996
PIMCO Total Return Portfolio                             December 31, 1997      July 14, 2000
Premier VIT OpCap Renaissance Portfolio                  July 10, 2002          May 1, 2004
Van Kampen LIT Comstock Portfolio                        April 30, 1999         May 1, 2004


---------------

* The subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Effective May 1, 2006, the AIM V.I. Premier Equity Fund merged with and into the AIM V.I. Core Equity Fund.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge (but not the GMIB fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

                             TR = ((ERV/P)(1/N) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).

ERV   =   the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Account A Mercury Domestic Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Account A Mercury Domestic Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Account A Mercury Domestic Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
ML Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of ML of New York Variable Annuity Separate Account A, comprised of the divisions investing in the Mercury Global SmallCap Portfolio (commenced operations May 20, 2005), Mercury International Index Portfolio (commenced operations May 20, 2005), Mercury Low Duration Portfolio (commenced operations May 20, 2005), Mercury American Balanced V.I. Fund, Mercury Basic Value V.I. Fund, Mercury Core Bond V.I. Fund, Mercury Domestic Money Market V.I. Fund, Mercury Fundamental Growth V.I. Fund, Mercury Global Allocation V.I. Fund, Mercury Global Growth V.I. Fund, Mercury Government Bond V.I. Fund, Mercury High Current Income V.I. Fund, Mercury Index 500 V.I. Fund, Mercury International Value V.I. Fund, Mercury Large Cap Core V.I. Fund, Mercury Large Cap Growth V.I. Fund, Mercury Large Cap Value V.I. Fund, Mercury Utilities & Telecommunications V.I. Fund, Mercury Value Opportunities V.I. Fund, AIM V.I. Basic Value Fund (commenced operations May 20, 2005), AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Global Technology Portfolio, AllianceBernstein Growth and Income Portfolio,
AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Small/Mid Cap Value Portfolio (commenced operations May 20, 2005), American Century VP International Fund, American Century VP Ultra Fund (commenced operations May 1, 2004), American Funds Asset Allocation Fund(commenced operations May 20, 2005), American Funds Bond Fund (commenced operations May 20, 2005), American Funds Growth Fund (commenced operations May 20, 2005), American Funds Growth-Income Fund (commenced operations May 20, 2005), American Funds International Fund (commenced operations May 20, 2005), Cohen & Steers VIF Realty Fund, Inc. (commenced operations May 20, 2005), Davis Value Portfolio, Dreyfus VIF Appreciation Portfolio (commenced operations May 20, 2005), Eaton Vance VT Floating-Rate Income Fund (commenced operations May 20, 2005), Federated Capital Appreciation Fund II (commenced operations May 1, 2004), Federated Kaufmann Fund II (commenced operations May 1, 2004), MFS Emerging Growth Series, OpCap Renaissance Portfolio
(formerly PIMCO PEA Renaissance Portfolio, commenced operations May 1, 2004), Oppenheimer Capital Appreciation Fund/VA (commenced operations May 20, 2005), Oppenheimer Main Street Small Cap Fund/VA (commenced operations May 20,
2005), PIMCO CommodityRealReturn Strategy Portfolio (commenced operations May 20, 2005), PIMCO Real Return Portfolio (commenced operations May 20, 2005), PIMCO Total Return Portfolio, Pioneer Fund VCT Portfolio (commenced operations May 20, 2005), Pioneer High Yield VCT Portfolio (commenced operations May 20, 2005), Pioneer Small Cap Value VCT Portfolio (commenced operations May 20, 2005), Roszel / Allianz CCM Capital Appreciation Portfolio, Roszel /Allianz NFJ Small Cap Value Portfolio, Roszel / Delaware Trend Portfolio, Roszel / JP Morgan Small Cap Growth Portfolio, Roszel / Lord Abbett Affiliated Portfolio, Roszel / Lord Abbett Bond Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value Portfolio, Roszel / Seligman Mid Cap Growth Portfolio, Seligman Smaller-Cap Value Portfolio, Templeton Foreign Securities Fund (commenced operations May 20, 2005), Templeton Growth Securities Fund (commenced operations May 20, 2005), Van Kampen Comstock Portfolio (commenced operations May 1, 2004), Van Kampen Emerging Growth
Portfolio, Wanger U.S. Smaller Companies (commenced operations May 20, 2005), (collectively, the "Divisions"), as of December 31, 2005, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Divisions' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2005, the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

New York, New York
March 31, 2006

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global           International             Low
                                                                          SmallCap              Index               Duration
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Series Funds, Inc. (Note 1):
    Mercury Global SmallCap Portfolio, 9 shares
      (Cost $103)                                                   $               105  $                    $

    Mercury International Index Portfolio, 1 shares
      (Cost $18)                                                                                          19

    Mercury Low Duration Portfolio, 51 shares
      (Cost $501)                                                                                                             500

  Dividends Receivable                                                                0                    0                    1
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               105  $                19  $               501
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               105  $                19  $               501
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           American              Basic                Core
                                                                        Balanced V.I.          Value V.I.           Bond V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (Note 1):
    Mercury American Balanced V.I. Fund, 567 shares
      (Cost $7,124)                                                 $             6,918  $                    $

    Mercury Basic Value V.I. Fund, 4,101 shares
      (Cost $55,972)                                                                                  60,569

    Mercury Core Bond V.I. Fund, 3,532 shares
      (Cost $41,666)                                                                                                       42,194

  Dividends Receivable                                                                0                    0                  181
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             6,918  $            60,569  $            42,375
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             6,918  $            60,569  $            42,375
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           Domestic           Fundamental             Global
                                                                          Market V.I.         Growth V.I.         Allocation V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Domestic Money Market V.I. Fund, 20,907 shares
      (Cost $20,907)                                                $            20,907  $                    $

    Mercury Fundamental Growth V.I. Fund, 1,722 shares
      (Cost $10,943)                                                                                  13,625

    Mercury Global Allocation V.I. Fund, 3,503 shares
      (Cost $41,090)                                                                                                       47,424

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            20,907  $            13,625  $            47,424
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            20,907  $            13,625  $            47,424
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global             Government          High Current
                                                                         Growth V.I.           Bond V.I.            Income V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Global Growth V.I. Fund, 299 shares
      (Cost $2,409)                                                 $             3,289  $                    $

    Mercury Government Bond V.I. Fund, 2,370 shares
      (Cost $25,690)                                                                                  24,884

    Mercury High Current Income V.I. Fund, 2,019 shares
      (Cost $15,236)                                                                                                       15,246

  Dividends Receivable                                                                0                   60                   93
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             3,289  $            24,944  $            15,339

                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,289  $            24,944  $            15,339
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Index            International            Large
                                                                           500 V.I.           Value V.I.          Cap Core V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Index 500 V.I. Fund, 1,707 shares
      (Cost $26,701)                                                $            26,972  $                    $

    Mercury International Value V.I. Fund, 1,619 shares
      (Cost $18,330)                                                                                  24,041

    Mercury Large Cap Core V.I. Fund, 1,363 shares
      (Cost $38,902)                                                                                                       43,206

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            26,972  $            24,041  $            43,206
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            26,972  $            24,041  $            43,206
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Large                Large             Utilities &
                                                                       Cap Growth V.I.      Cap Value V.I.      Telecommunications
                                                                             Fund                 Fund               V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Large Cap Growth V.I. Fund, 1,016 shares
      (Cost $9,735)                                                 $            11,173  $                    $

    Mercury Large Cap Value V.I. Fund, 657 shares
      (Cost $7,756)                                                                                    9,416

    Mercury Utilities and Telecommunications V.I. Fund, 263 shares
      (Cost $2,473)                                                                                                         2,641

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            11,173  $             9,416  $             2,641
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,173  $             9,416  $             2,641
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              AIM V.I.             AIM V.I.
                                                                            Value               Capital           International
                                                                      Opportunities V.I.      Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Value Opportunities V.I. Fund, 1,238 shares
      (Cost $28,973)                                                $            30,842  $                    $

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Capital Appreciation Fund, 364 shares
      (Cost $8,866)                                                                                    8,993

    AIM V.I. International Growth Fund, 124 shares
      (Cost $2,583)                                                                                                         2,864

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            30,842  $             8,993  $             2,864

                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            30,842  $             8,993  $             2,864
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.        AllianceBernstein    AllianceBernstein
                                                                           Premier               Global             Growth and
                                                                            Equity             Technology              Income
                                                                             Fund              Portfolio             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd) (Note 1):
    AIM V.I. Premier Equity Fund, 507 shares
      (Cost $14,195)                                                $            11,327  $                    $

  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):
    AllianceBernstein Global Technology Portfolio, 92 shares
      (Cost $1,298)                                                                                    1,466

    AllianceBernstein Growth and Income Portfolio, 316 shares
      (Cost $7,529)                                                                                                         7,877

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            11,327  $             1,466  $             7,877
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,327  $             1,466  $             7,877
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein    AllianceBernstein         American
                                                                          Large Cap          Small/Mid  Cap         Century VP
                                                                            Growth               Value            International
                                                                          Portfolio            Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):
    AllianceBernstein Large Cap Growth  Portfolio, 884 shares
      (Cost $28,972)                                                $            23,852  $                    $

    AllianceBernstein Small/Mid Cap Value Portfolio, 59 shares
      (Cost $999)                                                                                      1,018

  Investments in American Century Variable Portfolios, Inc. (Note 1):
    American Century VP International Fund, 594 shares
      (Cost $3,715)                                                                                                         4,889

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            23,852  $             1,018  $             4,889
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            23,852  $             1,018  $             4,889
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           American          American Funds
                                                                          Century VP             Asset            American Funds
                                                                            Ultra              Allocation              Bond
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in American Century Variable Portfolios, Inc. (cont'd) (Note 1):
    American Century VP Ultra Fund, 248 shares
      (Cost $2,494)                                                 $             2,565  $                    $

  Investments in American Fund Insurance Series (Note 1):
    American Funds Asset Allocation Fund, 7 shares
      (Cost $126)                                                                                        129

    American Funds Bond Fund, 56 shares
      (Cost $614)                                                                                                             618

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,565  $               129  $               618
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,565  $               129  $               618
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                        American Funds       American Funds       American Funds
                                                                            Growth           Growth-Income        International
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in American Fund Insurance Series (cont'd) (Note 1):
    American Funds Growth Fund, 42 shares
      (Cost $2,361)                                                 $             2,467  $                    $

    American Funds Growth-Income Fund, 9 shares
      (Cost $314)                                                                                        320

    American Funds International Fund, 78 shares
      (Cost $1,371)                                                                                                         1,470

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,467  $               320  $             1,470
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,467  $               320  $             1,470
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                       Cohen & Steers            Davis             Dreyfus VIF
                                                                          VIF Realty             Value             Appreciation
                                                                          Fund, Inc.           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Cohen & Steers VIF Realty Fund, Inc. (Note 1):
    Cohen & Steers VIF Realty Fund, Inc., 36 shares
      (Cost $430)                                                   $               438  $                    $

  Investments in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 1,556 shares
      (Cost $17,065)                                                                                  19,873

  Investments in Dreyfus Variable Investment Fund, Inc. (Note 1):
    Dreyfus VIF Appreciation Portfolio, 38 shares
      (Cost $1,398)                                                                                                         1,400

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               438  $            19,873  $             1,400
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               438  $            19,873  $             1,400
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                         Eaton Vance           Federated
                                                                       VT Floating-Rate         Capital             Federated
                                                                            Income            Appreciation           Kaufmann
                                                                             Fund               Fund II              Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Eaton Vance Variable Trust (Note 1):
    Eaton Vance VT Floating-Rate Income Fund, 72 shares
      (Cost $724)                                                   $               723  $                    $

  Investments in Federate Insurance Series (Note 1):
    Federated Capital Appreciation Fund II, 28 shares
      (Cost $162)                                                                                        166

    Federated Kaufmann Fund II, 70 shares
      (Cost $891)                                                                                                           1,012

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               723  $               166  $             1,012
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               723  $               166  $             1,012
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                             MFS                                   Oppenheimer
                                                                           Emerging              OpCap               Capital
                                                                            Growth            Renaissance          Appreciation
                                                                            Series             Portfolio             Fund/VA
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 574 shares
      (Cost $14,668)                                                $            10,965  $                    $

  Investments in Premier VIT (Note 1):
    OpCap Renaissance Portfolio, 34 shares
      (Cost $484)                                                                                        473

  Investments in Oppenheimer Variable Account Funds (Note 1):
    Oppenheimer Capital Appreciation Fund/VA, 1 share
      (Cost $43)                                                                                                               44

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            10,965  $               473  $                44
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            10,965  $               473  $                44
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                                                 PIMCO
                                                                         Oppenheimer           Commodity              PIMCO
                                                                         Main Street           RealReturn              Real
                                                                          Small Cap             Strategy              Return
                                                                           Fund/VA             Portfolio             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Oppenheimer Variable Account Funds (cont'd) (Note 1):
    Oppenheimer Main Street Small Cap Fund/VA, 19 shares
      (Cost $311)                                                   $               321  $                    $

  Investments in PIMCO Variable Insurance Trust (Note 1):
    PIMCO CommodityRealReturn Strategy Portfolio, 45 shares
      (Cost $546)                                                                                        549

    PIMCO Real Return Portfolio, 21 shares
      (Cost $269)                                                                                                             268

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               321  $               549  $               268
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               321  $               549  $               268
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                            PIMCO
                                                                            Total               Pioneer              Pioneer
                                                                            Return              Fund VCT          High Yield VCT
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in PIMCO Variable Insurance Trust (cont'd) (Note 1):
    PIMCO Total Return Portfolio, 3,795 shares
      (Cost $39,546)                                                $            38,856  $                    $

  Investments in Pioneer Variable Contracts Trust (Note 1):
    Pioneer Fund VCT Portfolio, 46 shares
      (Cost $966)                                                                                        980

    Pioneer High Yield VCT Portfolio, 5 shares
      (Cost $47)                                                                                                               47

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            38,856  $               980  $                47
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            38,856  $               980  $                47
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                           Pioneer          Roszel / Allianz     Roszel / Allianz
                                                                          Small Cap           CCM Capital         NFJ Small Cap
                                                                          Value VCT           Appreciation            Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Pioneer Variable Contracts Trust (cont'd) (Note 1):
    Pioneer Small Cap Value VCT Portfolio, 0 shares
      (Cost $4)                                                     $                 4  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / Allianz CCM Capital Appreciation Portfolio, 861 shares
      (Cost $10,087)                                                                                  12,322

    Roszel / Allianz NFJ Small Cap Value Portfolio, 771 shares
      (Cost $9,595)                                                                                                        11,061

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $                 4  $            12,322  $            11,061
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $                 4  $            12,322  $            11,061
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                                           Roszel / JP Morgan       Roszel /
                                                                      Roszel / Delaware        Small Cap           Lord Abbett
                                                                            Trend                Growth             Affiliated
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Trend Portfolio, 171 shares
      (Cost $2,123)                                                 $             2,376  $                    $

    Roszel / JP Morgan Small Cap Growth Portfolio, 516 shares
      (Cost $5,312)                                                                                    5,953

    Roszel / Lord Abbett Affiliated Portfolio, 275 shares
      (Cost $3,290)                                                                                                         3,331

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,376  $             5,953  $             3,331
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,376  $             5,953  $             3,331
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett          Lord Abbett            Seligman
                                                                        Bond Debenture       Mid Cap Value        Mid Cap Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Lord Abbett Bond Debenture Portfolio, 84 shares
      (Cost $955)                                                   $               938  $                    $

    Roszel / Lord Abbett Mid Cap Value Portfolio, 901 shares
      (Cost $10,035)                                                                                  11,887

    Roszel / Seligman Mid Cap Growth Portfolio, 312 shares
      (Cost $3,812)                                                                                                         4,306

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               938  $            11,887  $             4,306
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               938  $            11,887  $             4,306
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                           Seligman            Templeton            Templeton
                                                                         Smaller-Cap            Foreign               Growth
                                                                            Value              Securities           Securities
                                                                          Portfolio              Fund                  Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Seligman Portfolios, Inc (Note 1):
    Seligman Smaller-Cap Value Portfolio, 100 shares
      (Cost $1,734)                                                 $             1,662  $                    $

  Investments in Franklin Templeton Variable Insurance Products Trust (Note 1):
    Templeton Foreign Securites Fund, 12 shares
      (Cost $182)                                                                                        189

    Templeton Growth Securities Fund, 41 shares
      (Cost $556)                                                                                                             573

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             1,662  $               189  $               573
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,662  $               189  $               573
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                                               Van Kampen
                                                                          Van Kampen            Emerging           Wanger U.S.
                                                                           Comstock              Growth              Smaller
                                                                          Portfolio            Portfolio            Companies
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Van Kampen Life Investment Trust (Note1):
    Van Kampen Comstock Portfolio, 635 shares
      (Cost $8,334)                                                 $             8,685  $                    $

    Van Kampen Emerging Growth Portfolio, 13 shares
      (Cost $296)                                                                                        366

  Investments in Wanger Advisors Trust (Note 1):
    Wanger U.S. Smaller Companies, 18 shares
      (Cost $578)                                                                                                             593

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             8,685  $               366  $               593
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             8,685  $               366  $               593
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global           International             Low
                                                                          SmallCap               Index               Duration
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 2
 Asset-Based Insurance Charges (Note 7)                                               0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                    1                   (1)
 Capital Gain Distributions (Note 2)                                                  2                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    1                   (1)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            4                    1                    0
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   10
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                    101                   18                  491
 Contract Charges (Note 7)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             101                   18                  501
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             105                   19                  501
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               105  $                19  $               501
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           American              Basic                Core
                                                                        Balanced V.I.          Value V.I.           Bond V.I.
                                                                            Fund                  Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               130  $               844  $             2,674
 Asset-Based Insurance Charges (Note 7)                                             (97)                (958)                (762)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       33                 (114)               1,912
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (226)               2,164                  429
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    380               (6,135)              (1,973)
 Capital Gain Distributions (Note 2)                                                  0                4,535                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    154                  564               (1,544)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          187                  450                  368
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  137                  212
 Contract Owner Withdrawals                                                        (723)             (10,058)             (10,052)
 Net Transfers In (Out) (Note 3)                                                   (145)             (10,880)                (933)
 Contract Charges (Note 7)                                                           (2)                 (26)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (870)             (20,827)             (10,788)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (683)             (20,377)             (10,420)
Net Assets, Beginning of Period                                                   7,601               80,946               52,795
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,918  $            60,569  $            42,375
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           Domestic           Fundamental            Global
                                                                          Market V.I.         Growth V.I.        Allocation V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               594  $                78  $             1,123
 Asset-Based Insurance Charges (Note 7)                                            (313)                (199)                (619)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      281                 (121)                 504
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  323                  115
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  585                3,483
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  908                3,598
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          281                  787                4,102
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          24,947                   28                  240
 Contract Owner Withdrawals                                                      (9,709)              (1,947)              (5,646)
 Net Transfers In (Out) (Note 3)                                                (19,266)                (754)               5,159
 Contract Charges (Note 7)                                                           (9)                  (4)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,037)              (2,677)                (271)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,756)              (1,890)               3,831
Net Assets, Beginning of Period                                                  24,663               15,515               43,593
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            20,907  $            13,625  $            47,424
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global             Government          High Current
                                                                         Growth V.I.           Bond V.I.           Income V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                37  $             1,207  $             1,549
 Asset-Based Insurance Charges (Note 7)                                             (57)                (360)                (237)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 847                1,312
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (838)                 (79)                (895)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,176                 (283)                (421)
 Capital Gain Distributions (Note 2)                                                  0                    2                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    338                 (360)              (1,316)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          318                  487                   (4)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               8                  278                   58
 Contract Owner Withdrawals                                                        (691)              (4,603)              (3,344)
 Net Transfers In (Out) (Note 3)                                                 (2,678)                 978               (1,563)
 Contract Charges (Note 7)                                                           (1)                  (7)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,362)              (3,354)              (4,855)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,044)              (2,867)              (4,859)
Net Assets, Beginning of Period                                                   6,333               27,811               20,198
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,289  $            24,944  $            15,339
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Index            International            Large
                                                                          500 V.I.            Value V.I.          Cap Core V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               541  $               694  $               272
 Asset-Based Insurance Charges (Note 7)                                            (447)                (353)                (593)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       94                  341                 (321)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (39)               1,684                 (883)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    905                  376                4,188
 Capital Gain Distributions (Note 2)                                                  0                    0                1,771
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    866                2,060                5,076
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          960                2,401                4,755
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              87                   12                  109
 Contract Owner Withdrawals                                                      (4,107)              (4,044)              (6,616)
 Net Transfers In (Out) (Note 3)                                                 (1,593)                (918)                 420
 Contract Charges (Note 7)                                                          (12)                 (14)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,625)              (4,964)              (6,105)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,665)              (2,563)              (1,350)
Net Assets, Beginning of Period                                                  31,637               26,604               44,556
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            26,972  $            24,041  $            43,206
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Large                Large             Utilities &
                                                                       Cap Growth V.I.      Cap Value V.I.      Telecommunications
                                                                             Fund                 Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                20  $                48  $                66
 Asset-Based Insurance Charges (Note 7)                                            (143)                (107)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (123)                 (59)                  29
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               305                  371                  (38)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    793                  124                  333
 Capital Gain Distributions (Note 2)                                                  0                  744                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,098                1,239                  295
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          975                1,180                  324
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                   50                    0
 Contract Owner Withdrawals                                                      (1,808)              (1,066)                (452)
 Net Transfers In (Out) (Note 3)                                                  1,756                2,190                  (17)
 Contract Charges (Note 7)                                                           (7)                  (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (49)               1,170                 (470)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             926                2,350                 (146)
Net Assets, Beginning of Period                                                  10,247                7,066                2,787
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,173  $             9,416  $             2,641
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              AIM V.I.             AIM V.I.
                                                                            Value                Basic               Capital
                                                                      Opportunities V.I.         Value             Appreciation
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               100  $                 0  $                 6
 Asset-Based Insurance Charges (Note 7)                                            (435)                   0                 (123)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (335)                   0                 (117)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,132                   (2)              (1,173)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,782)                   0                1,908
 Capital Gain Distributions (Note 2)                                              4,293                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,643                   (2)                 735
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,308                   (2)                 618
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              66                    0                    0
 Contract Owner Withdrawals                                                      (4,086)                (226)              (1,076)
 Net Transfers In (Out) (Note 3)                                                 (5,140)                 229                 (385)
 Contract Charges (Note 7)                                                          (13)                  (1)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,173)                   2               (1,464)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,865)                   0                 (846)
Net Assets, Beginning of Period                                                  37,707                    0                9,839
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            30,842  $                 0  $             8,993
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.             AIM V.I.        AllianceBernstein
                                                                        International           Premier               Global
                                                                            Growth               Equity             Technology
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 5  $                95  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (12)                (170)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                 (75)                 (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                44               (1,651)                 (20)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     83                2,176                   83
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    127                  525                   63
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          120                  450                   48
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    0                    0
 Contract Owner Withdrawals                                                         (47)              (2,046)                 (57)
 Net Transfers In (Out) (Note 3)                                                  2,042               (1,607)                 395
 Contract Charges (Note 7)                                                            0                   (5)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,997               (3,658)                 337
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,117               (3,208)                 385
Net Assets, Beginning of Period                                                     747               14,535                1,081
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,864  $            11,327  $             1,466
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                                          Growth and           Large Cap          Small/Mid Cap
                                                                            Income               Growth               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                47  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (47)                (289)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                 (289)                  (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               598               (2,335)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (529)               5,195                   20
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     69                2,860                   20
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           69                2,571                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               9                   28                   35
 Contract Owner Withdrawals                                                        (805)              (3,179)                  (1)
 Net Transfers In (Out) (Note 3)                                                  5,032                  791                  968
 Contract Charges (Note 7)                                                            0                  (10)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,236               (2,370)               1,001
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           4,305                  201                1,018
Net Assets, Beginning of Period                                                   3,572               23,651                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             7,877  $            23,852  $             1,018
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           American             American          American Funds
                                                                          Century VP           Century VP             Asset
                                                                        International            Ultra              Allocation
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                66  $                 0  $                 2
 Asset-Based Insurance Charges (Note 7)                                             (69)                 (28)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                 (28)                   2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               187                   79                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    332                   56                    3
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    519                  135                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          516                  107                    5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   17                    0
 Contract Owner Withdrawals                                                        (711)                (395)                   0
 Net Transfers In (Out) (Note 3)                                                   (589)               2,644                  125
 Contract Charges (Note 7)                                                           (3)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,276)               2,266                  124
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (760)               2,373                  129
Net Assets, Beginning of Period                                                   5,649                  192                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,889  $             2,565  $               129
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                        American Funds       American Funds       American Funds
                                                                             Bond                Growth           Growth-Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 9  $                 3
 Asset-Based Insurance Charges (Note 7)                                              (2)                  (9)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                   0                    2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    3                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      3                  107                    6
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      3                  110                    6
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                  110                    8
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                   50                    0
 Contract Owner Withdrawals                                                          (1)                  (1)                   0
 Net Transfers In (Out) (Note 3)                                                    600                2,310                  314
 Contract Charges (Note 7)                                                           (1)                  (2)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             617                2,357                  312
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             618                2,467                  320
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               618  $             2,467  $               320
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                        American Funds      Cohen & Steers            Davis
                                                                        International          VIF Realty             Value
                                                                             Fund              Fund, Inc.           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                15  $                 4  $               150
 Asset-Based Insurance Charges (Note 7)                                              (5)                  (1)                (359)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       10                    3                 (209)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    0                2,131
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    100                    8                 (271)
 Capital Gain Distributions (Note 2)                                                  0                    1                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    104                    9                1,860
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          114                   12                1,651
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              28                   12                  186
 Contract Owner Withdrawals                                                          (1)                   0               (3,306)
 Net Transfers In (Out) (Note 3)                                                  1,332                  415               (6,570)
 Contract Charges (Note 7)                                                           (3)                  (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,356                  426               (9,700)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,470                  438               (8,049)
Net Assets, Beginning of Period                                                       0                    0               27,922
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,470  $               438  $            19,873
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                              Eaton Vance           Federated
                                                                         Dreyfus VIF        VT Floating-Rate         Capital
                                                                         Appreciation            Income            Appreciation
                                                                          Portfolio               Fund               Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 5  $                 0
 Asset-Based Insurance Charges (Note 7)                                              (3)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                   3                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                    0                    2
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    0                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                    3                    2
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                   14                    2
 Contract Owner Withdrawals                                                          (1)                   0                   (9)
 Net Transfers In (Out) (Note 3)                                                  1,371                  708                  124
 Contract Charges (Note 7)                                                           (2)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,399                  720                  116
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,400                  723                  118
Net Assets, Beginning of Period                                                       0                    0                   48
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,400  $               723  $               166
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                          Federated             Emerging              OpCap
                                                                           Kaufmann              Growth            Renaissance
                                                                           Fund II               Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (20)                (155)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                (155)                  (6)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                98               (2,504)                  80
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     68                3,481                 (132)
 Capital Gain Distributions (Note 2)                                                  1                    0                   24
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    167                  977                  (28)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          147                  822                  (34)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   19                    0
 Contract Owner Withdrawals                                                        (286)              (1,662)                 (63)
 Net Transfers In (Out) (Note 3)                                                    661                 (305)                  39
 Contract Charges (Note 7)                                                            0                   (8)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             388               (1,956)                 (27)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             535               (1,134)                 (61)
Net Assets, Beginning of Period                                                     477               12,099                  534
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,012  $            10,965  $               473
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                                      PIMCO
                                                                         Oppenheimer          Oppenheimer           Commodity
                                                                           Capital            Main Street           RealReturn
                                                                         Appreciation          Small Cap             Strategy
                                                                           Fund/VA              Fund/VA             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 8
 Asset-Based Insurance Charges (Note 7)                                               0                   (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                   (1)                   6
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   10
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   10                    4
 Capital Gain Distributions (Note 2)                                                  0                    0                    1
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                   10                   15
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    9                   21
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    5                   21
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                     44                  307                  510
 Contract Charges (Note 7)                                                            0                    0                   (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              44                  312                  528
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              44                  321                  549
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                44  $               321  $               549
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                            PIMCO                PIMCO
                                                                            Real                 Total               Pioneer
                                                                           Return                Return              Fund VCT
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 2  $             1,117  $                 4
 Asset-Based Insurance Charges (Note 7)                                               0                 (484)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        2                  633                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   98                    2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)              (1,006)                  14
 Capital Gain Distributions (Note 2)                                                  3                  518                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      1                 (390)                  16
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                  243                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  192                   29
 Contract Owner Withdrawals                                                           0               (6,024)                  (1)
 Net Transfers In (Out) (Note 3)                                                    266                6,499                  935
 Contract Charges (Note 7)                                                           (1)                 (13)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             265                  654                  963
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             268                  897                  980
Net Assets, Beginning of Period                                                       0               37,959                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               268  $            38,856  $               980
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Pioneer          Roszel / Allianz
                                                                           Pioneer             Small Cap           CCM Capital
                                                                        High Yield VCT         Value VCT           Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                60
 Asset-Based Insurance Charges (Note 7)                                               0                    0                 (177)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                 (117)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                  661
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                    0                  349
 Capital Gain Distributions (Note 2)                                                  0                    0                   98
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                    0                1,108
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    0                  991
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    8
 Contract Owner Withdrawals                                                           0                    0               (2,569)
 Net Transfers In (Out) (Note 3)                                                     47                    4                  570
 Contract Charges (Note 7)                                                            0                    0                   (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              47                    4               (1,998)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              47                    4               (1,007)
Net Assets, Beginning of Period                                                       0                    0               13,329
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                47  $                 4  $            12,322
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                       Roszel / Allianz                         Roszel / JP Morgan
                                                                        NFJ Small Cap      Roszel / Delaware        Small Cap
                                                                            Value                Trend                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               140  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (157)                 (43)                 (81)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (17)                 (43)                 (81)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               677                  404                  277
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (227)                (546)                (758)
 Capital Gain Distributions (Note 2)                                                750                   50                  904
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,200                  (92)                 423
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,183                 (135)                 342
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             103                    0                    1
 Contract Owner Withdrawals                                                      (1,773)                (399)              (1,079)
 Net Transfers In (Out) (Note 3)                                                    977               (2,129)                 589
 Contract Charges (Note 7)                                                           (8)                  (4)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (701)              (2,532)                (491)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             482               (2,667)                (149)
Net Assets, Beginning of Period                                                  10,579                5,043                6,102
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,061  $             2,376  $             5,953
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett          Lord Abbett          Lord Abbett
                                                                          Affiliated         Bond Debenture       Mid Cap Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                21  $                65  $                50
 Asset-Based Insurance Charges (Note 7)                                             (45)                 (19)                (172)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (24)                  46                 (122)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20                   (2)                 692
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (199)                 (64)                (815)
 Capital Gain Distributions (Note 2)                                                261                   24                1,092
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     82                  (42)                 969
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           58                    4                  847
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                    6                   53
 Contract Owner Withdrawals                                                        (363)                (354)              (1,870)
 Net Transfers In (Out) (Note 3)                                                    453                  (18)                 960
 Contract Charges (Note 7)                                                           (4)                   0                   (9)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             132                 (366)                (866)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             190                 (362)                 (19)
Net Assets, Beginning of Period                                                   3,141                1,300               11,906
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,331  $               938  $            11,887
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /              Seligman            Templeton
                                                                           Seligman           Smaller-Cap            Foreign
                                                                        Mid Cap Growth           Value              Securities
                                                                          Portfolio            Portfolio              Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                10  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (53)                 (32)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (53)                 (22)                  (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               191                   34                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    104                 (337)                   6
 Capital Gain Distributions (Note 2)                                                183                  171                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    478                 (132)                   6
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          425                 (154)                   5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                    4                    0
 Contract Owner Withdrawals                                                        (539)                (423)                   0
 Net Transfers In (Out) (Note 3)                                                    967                 (141)                 184
 Contract Charges (Note 7)                                                           (5)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             434                 (561)                 184
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             859                 (715)                 189
Net Assets, Beginning of Period                                                   3,447                2,377                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,306  $             1,662  $               189
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Templeton                                 Van Kampen
                                                                            Growth             Van Kampen            Emerging
                                                                          Securities            Comstock              Growth
                                                                            Fund                Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                39  $                 1
 Asset-Based Insurance Charges (Note 7)                                              (2)                 (76)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                 (37)                  (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (37)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     18                  264                   27
 Capital Gain Distributions (Note 2)                                                  0                  104                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     18                  331                   27
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           16                  294                   22
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   34                    0
 Contract Owner Withdrawals                                                           0                 (985)                 (16)
 Net Transfers In (Out) (Note 3)                                                    544                6,520                  (52)
 Contract Charges (Note 7)                                                            0                   (7)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             557                5,562                  (68)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             573                5,856                  (46)
Net Assets, Beginning of Period                                                       0                2,829                  412
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               573  $             8,685  $               366
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                    Divisions Investing In
                                                                    =====================
                                                                         Wanger U.S.
                                                                           Smaller
                                                                          Companies
                                                                    ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0
 Asset-Based Insurance Charges (Note 7)                                              (2)
                                                                    --------------------
  Net Investment Income (Loss)                                                       (2)
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     14
 Capital Gain Distributions (Note 2)                                                  0
                                                                    --------------------
  Net Gain (Loss) on Investments                                                     14
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              12
 Contract Owner Withdrawals                                                           0
 Net Transfers In (Out) (Note 3)                                                    569
 Contract Charges (Note 7)                                                            0
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             581
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                             593
Net Assets, Beginning of Period                                                       0
                                                                    --------------------
Net Assets, End of Period                                           $               593
                                                                    ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           American              Basic                Core
                                                                        Balanced V.I.          Value V.I.           Bond V.I.
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               151  $               849  $             1,877
 Asset-Based Insurance Charges (Note 7)                                            (107)              (1,078)                (709)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       44                 (229)               1,168
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (411)               1,393                   94
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    902                5,909                  368
 Capital Gain Distributions (Note 2)                                                  0                  118                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    491                7,420                  462
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          535                7,191                1,630
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  275                   92
 Contract Owner Withdrawals                                                      (1,072)              (9,528)              (7,088)
 Net Transfers In (Out) (Note 3)                                                   (269)               2,135                  (99)
 Contract Charges (Note 7)                                                           (4)                 (24)                 (13)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,345)              (7,142)              (7,108)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (810)                  49               (5,478)
Net Assets, Beginning of Period                                                   8,411               80,897               58,273
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             7,601  $            80,946  $            52,795
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           Domestic           Fundamental             Global
                                                                          Market V.I.         Growth V.I.        Allocation V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               272  $               114  $             1,263
 Asset-Based Insurance Charges (Note 7)                                            (426)                (205)                (540)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (154)                 (91)                 723
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   63                 (740)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  807                4,923
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  870                4,183
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (154)                 779                4,906
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          29,513                  137                  154
 Contract Owner Withdrawals                                                     (10,292)              (1,358)              (5,171)
 Net Transfers In (Out) (Note 3)                                                (30,747)               1,263                7,479
 Contract Charges (Note 7)                                                          (12)                  (5)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (11,538)                  37                2,444
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,692)                 816                7,350
Net Assets, Beginning of Period                                                  36,355               14,699               36,243
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            24,663  $            15,515  $            43,593
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global             Government          High Current
                                                                         Growth V.I.           Bond V.I.           Income V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                94  $               853  $             1,642
 Asset-Based Insurance Charges (Note 7)                                             (80)                (413)                (286)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       14                  440                1,356
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (748)                 249               (1,478)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,499                  (51)               2,154
 Capital Gain Distributions (Note 2)                                                  0                  176                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    751                  374                  676
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          765                  814                2,032
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              22                   92                   73
 Contract Owner Withdrawals                                                        (436)              (3,726)              (3,383)
 Net Transfers In (Out) (Note 3)                                                     99               (2,022)                (828)
 Contract Charges (Note 7)                                                           (4)                  (5)                  (8)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (319)              (5,661)              (4,146)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             446               (4,847)              (2,114)
Net Assets, Beginning of Period                                                   5,887               32,658               22,312
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,333  $            27,811  $            20,198
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Index            International            Large
                                                                          500 V.I.            Value V.I.          Cap Core V.I.
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               516  $               576  $               358
 Asset-Based Insurance Charges (Note 7)                                            (459)                (326)                (581)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       57                  250                 (223)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,135                  476               (1,817)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,547                3,817                8,130
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,682                4,293                6,313
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,739                4,543                6,090
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             134                   96                  136
 Contract Owner Withdrawals                                                      (3,030)              (2,608)              (5,117)
 Net Transfers In (Out) (Note 3)                                                 (5,208)               1,045                  409
 Contract Charges (Note 7)                                                          (17)                  (6)                 (16)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (8,121)              (1,473)              (4,588)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (5,382)               3,070                1,502
Net Assets, Beginning of Period                                                  37,019               23,534               43,054
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            31,637  $            26,604  $            44,556
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Large                Large             Utilities &
                                                                       Cap Growth V.I.      Cap Value V.I.      Telecommunications
                                                                             Fund                 Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                23  $                54  $                68
 Asset-Based Insurance Charges (Note 7)                                            (108)                 (83)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (85)                 (29)                  32
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                29                  257                 (658)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    498                  451                1,198
 Capital Gain Distributions (Note 2)                                                  0                  423                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    527                1,131                  540
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          442                1,102                  572
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              25                   36                    0
 Contract Owner Withdrawals                                                        (662)                (780)                (450)
 Net Transfers In (Out) (Note 3)                                                  6,667                  977                 (158)
 Contract Charges (Note 7)                                                           (4)                  (3)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           6,026                  230                 (608)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           6,468                1,332                  (36)
Net Assets, Beginning of Period                                                   3,779                5,734                2,823
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            10,247  $             7,066  $             2,787
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              AIM V.I.             AIM V.I.
                                                                            Value               Capital           International
                                                                      Opportunities V.I.      Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 4
 Asset-Based Insurance Charges (Note 7)                                            (503)                (124)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (503)                (124)                  (7)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,962               (1,135)                  37
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (934)               1,720                  106
 Capital Gain Distributions (Note 2)                                              4,185                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  5,213                  585                  143
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,710                  461                  136
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             132                   29                   16
 Contract Owner Withdrawals                                                      (3,868)                (723)                (106)
 Net Transfers In (Out) (Note 3)                                                 (2,551)               2,902                  (17)
 Contract Charges (Note 7)                                                          (13)                  (6)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,300)               2,202                 (107)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,590)               2,663                   29
Net Assets, Beginning of Period                                                  39,297                7,176                  718
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            37,707  $             9,839  $               747
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.        AllianceBernstein    AllianceBernstein
                                                                           Premier               Global             Growth and
                                                                           Equity              Technology             Income
                                                                            Fund               Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                66  $                 0  $                40
 Asset-Based Insurance Charges (Note 7)                                            (214)                 (16)                 (61)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (148)                 (16)                 (21)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,882)                 126                   60
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,609                 (102)                 290
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    727                   24                  350
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          579                    8                  329
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              17                    0                   24
 Contract Owner Withdrawals                                                      (1,934)                 (71)                (567)
 Net Transfers In (Out) (Note 3)                                                 (2,006)                  31                    0
 Contract Charges (Note 7)                                                           (7)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,930)                 (42)                (544)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,351)                 (34)                (215)
Net Assets, Beginning of Period                                                  17,886                1,115                3,787
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,535  $             1,081  $             3,572
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein         American             American
                                                                          Large Cap            Century VP           Century VP
                                                                            Growth           International            Ultra
                                                                          Portfolio               Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                22  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (367)                 (65)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (367)                 (43)                  (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (7,857)                   7                  (26)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,838                  684                   15
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,981                  691                  (11)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,614                  648                  (14)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             104                   13                   34
 Contract Owner Withdrawals                                                      (2,679)                (248)                 (22)
 Net Transfers In (Out) (Note 3)                                                (11,198)               1,285                  194
 Contract Charges (Note 7)                                                          (12)                  (2)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (13,785)               1,048                  206
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (12,171)               1,696                  192
Net Assets, Beginning of Period                                                  35,822                3,953                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            23,651  $             5,649  $               192
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Federated
                                                                            Davis               Capital             Federated
                                                                            Value             Appreciation           Kaufmann
                                                                          Portfolio             Fund II              Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               235  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (348)                   0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (113)                   0                   (2)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               841                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,736                    3                   55
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,577                    3                   55
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,464                    3                   53
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             267                   14                    5
 Contract Owner Withdrawals                                                      (2,077)                   0                  (11)
 Net Transfers In (Out) (Note 3)                                                 12,422                   31                  430
 Contract Charges (Note 7)                                                           (8)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          10,604                   45                  424
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          13,068                   48                  477
Net Assets, Beginning of Period                                                  14,854                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            27,922  $                48  $               477
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                             MFS                                      PIMCO
                                                                           Emerging              OpCap                Total
                                                                            Growth            Renaissance             Return
                                                                            Series             Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               743
 Asset-Based Insurance Charges (Note 7)                                            (166)                 (18)                (588)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (166)                 (18)                 155
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,522)                 (55)                 116
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,963                  121                  309
 Capital Gain Distributions (Note 2)                                                  0                   86                  607
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,441                  152                1,032
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,275                  134                1,187
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              70                   15                  377
 Contract Owner Withdrawals                                                      (1,244)                (122)              (4,143)
 Net Transfers In (Out) (Note 3)                                                 (1,002)                 507                6,386
 Contract Charges (Note 7)                                                           (7)                   0                  (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,183)                 400                2,609
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (908)                 534                3,796
Net Assets, Beginning of Period                                                  13,007                    0               34,163
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            12,099  $               534  $            37,959
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                       Roszel / Allianz     Roszel / Allianz
                                                                         CCM Capital         NFJ Small Cap      Roszel / Delaware
                                                                         Appreciation            Value                Trend
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (170)                 (93)                 (62)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (170)                 (93)                 (62)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               352                  353                  104
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,058                1,239                  316
 Capital Gain Distributions (Note 2)                                                 90                   59                   67
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,500                1,651                  487
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,330                1,558                  425
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   46                   20
 Contract Owner Withdrawals                                                      (1,247)                (527)                (326)
 Net Transfers In (Out) (Note 3)                                                  1,007                3,504                  864
 Contract Charges (Note 7)                                                           (6)                  (4)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (233)               3,019                  554
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,097                4,577                  979
Net Assets, Beginning of Period                                                  12,232                6,002                4,064
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            13,329  $            10,579  $             5,043
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      Roszel / JP Morgan       Roszel /             Roszel /
                                                                          Small Cap           Lord Abbett          Lord Abbett
                                                                            Growth             Affiliated         Bond Debenture
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                10  $                66
 Asset-Based Insurance Charges (Note 7)                                             (79)                 (47)                 (20)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (79)                 (37)                  46
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               204                  419                   24
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    300                 (198)                   0
 Capital Gain Distributions (Note 2)                                                  0                  108                    7
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    504                  329                   31
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          425                  292                   77
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               7                   30                    5
 Contract Owner Withdrawals                                                        (522)                (248)                (169)
 Net Transfers In (Out) (Note 3)                                                    562               (1,273)                  79
 Contract Charges (Note 7)                                                           (2)                  (4)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              45               (1,495)                 (85)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             470               (1,203)                  (8)
Net Assets, Beginning of Period                                                   5,632                4,344                1,308
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,102  $             3,141  $             1,300
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /              Roszel /             Seligman
                                                                         Lord Abbett            Seligman           Smaller-Cap
                                                                        Mid Cap Value        Mid Cap Growth           Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                58  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (148)                 (36)                 (64)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (90)                 (36)                 (64)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               971                   37                  450
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    984                  102                 (158)
 Capital Gain Distributions (Note 2)                                                377                   92                    4
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,332                  231                  296
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,242                  195                  232
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             122                   39                   99
 Contract Owner Withdrawals                                                        (912)                 (92)                (443)
 Net Transfers In (Out) (Note 3)                                                   (659)               1,500                  170
 Contract Charges (Note 7)                                                           (5)                  (2)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,454)               1,445                 (176)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             788                1,640                   56
Net Assets, Beginning of Period                                                  11,118                1,807                2,321
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,906  $             3,447  $             2,377
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              Divisions Investing In
                                                                    ==========================================
                                                                                               Van Kampen
                                                                          Van Kampen            Emerging
                                                                           Comstock              Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                              (7)                  (7)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                  (7)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 9                   (7)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     87                   37
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                     96                   30
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           89                   23
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              18                    3
 Contract Owner Withdrawals                                                         (32)                 (48)
 Net Transfers In (Out) (Note 3)                                                  2,754                  (27)
 Contract Charges (Note 7)                                                            0                    0
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,740                  (72)
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,829                  (49)
Net Assets, Beginning of Period                                                       0                  461
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $             2,829  $               412
                                                                    ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of seventy investment divisions that support four annuity contracts - Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective May 25, 2005). Only investment divisions with balances at December 31, 2005 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2005 or 2004 are shown in the Statements of Operations and Change in Net Assets. The investment divisions are as follows:

      FAM Series Funds, Inc. (formerly Merrill Lynch Series Funds, Inc.): - Six of the investment divisions each invest in the shares of a single mutual fund portfolio of the FAM Series Funds, Inc. ("FAM Series Funds"). Each investment division was re-branded May 1, 2005, and reflects the name Mercury. The investment advisor to FAM Series Funds is Merrill Lynch Investment
      Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

      FAM Variable Series Funds, Inc.(formerly Merrill Lynch Variable Series Funds, Inc.): - Sixteen of the investment divisions each invest in the shares of a single mutual fund portfolio of the FAM Variable Series Funds, Inc. ("FAM Variable Series Funds"). Each investment division was re-branded May 1, 2005, and reflects the name Mercury. The investment advisor to FAM Variable Series Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

      AIM Variable Insurance Funds - Five of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds ("AIM").The investment advisor to AIM is AIM Advisors, Inc.

      AllianceBernstein Variable Products Series Fund,Inc. - Five of the investment divisions each invest in the shares of a single mutual fund portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"). The investment advisor to AllianceBernstein is AllianceBernstein Capital Management, L.P.

      American Century Variable Portfolios,Inc. - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios, Inc. ("American Century"). The investment advisor to American Century is American Century Investment Management, Inc.

      American Funds Insurance Series-Five of the investment divisions invests in the shares of a single mutual fund portfolio of the American Funds Insurance Series. ("American Funds"). The investment advisor to American Funds is Capital Research and Management Company.

      Cohen & Steers VIF Realty Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Cohen & Steers VIF Realty Fund, Inc. ("Cohen & Steers"). The investment advisor to Cohen & Steers is Cohen & Steers Capital Management, Inc.

      Davis Variable Account Fund, Inc . - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc. ("Davis"). The investment advisor to Davis is Davis Selected Advisers, L.P.

      Dreyfus Variable Investment Fund-One of the investment divisions invests in the shares of a single mutual fund portfolio of the Dreyfus Variable Investment Fund ("Dreyfus"). The investment advisor to Dreyfus is The Dreyfus Corporation.

      Eaton Vance Variable Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Eaton Vance VT Floating-Rate Income Fund ("Eaton Vance"). The investment advisor to Eaton Vance is Eaton Vance Management.

      Federated Insurance Series - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Federated Insurance Series. ("Federated"). The investment advisor to Federated is Federated Equity Management Company of Pennsylvania.

      MFS Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS").The investment advisor to MFS is Massachusetts Financial Services Company.

      Premier VIT (formerly PIMCO Advisors VIT) - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Premier VIT ("Premier"). The investment advisor to Premier VIT is OpCap Advisors LLC.

      Oppenheimer Variable Accounts Funds - Three of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Variable
      Accounts ("Oppenheimer"). The investment advisor to Oppenheimer is OppenheimerFunds, Inc.

      PIMCO Variable Insurance Trust-Three of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ("PIMCO"). The investment advisor to PIMCO is Pacific Investment Management Company, LLC.

      Pioneer Variable Contracts Trust - Three of the investment divisions invests in the shares of a single mutual fund portfolio of the Pioneer Variable Contracts Trust ("Pioneer"). The investment advisor to Pioneer is Pioneer Investment Management, Inc.

      MLIG Variable Insurance Trust-Eight of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisors,LLC,an indirect subsidiary of Merrill Lynch & Co.

      Seligman Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

      Franklin Templeton Variable Insurance Products Trust - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Franklin Templeton Variable Insurance Products Trust.("Franklin Templeton"). The investment advisor to Franklin Templeton is Templeton Investment Counsel, LLC.

      Van Kampen Life Investment Trust-Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust. ("Van Kampen"). The investment advisor to Van Kampen Asset Management, Inc.

      Wanger Advisors Trust-One of the investment divisions invests in the shares of a single mutual fund portfolio of the Wanger Advisors Trust.("Wanger"). The investment advisor to Wanger is Columbia Wanger Asset Management, L.P.

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits and other Contract benefits).

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  operations  of Separate Account A are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Mercury Domestic Money Market V.I. Fund investment division of ML of New York Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.

4. SUBSEQUENT EVENT

   On February 15, 2006, Merrill Lynch announced that it had signed a definitive agreement under which it would transfer its MLIM investment management business to BlackRock, Inc. ("BlackRock") in exchange for a 49.8% interest in the combined firm, including a 45% voting interest.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Mercury Global SmallCap Portfolio                                   $               105  $                 2
Mercury International Index Portfolio                                                18                    0
Mercury Low Duration Portfolio                                                      503                    2
Mercury American Balanced V.I. Fund                                                 135                  971
Mercury Basic Value V.I. Fund                                                     6,036               22,441
Mercury Core Bond V.I. Fund                                                      12,021               21,078
Mercury Domestic Money Market V.I. Fund                                          14,858               18,613
Mercury Fundamental Growth V.I. Fund                                              1,315                4,115
Mercury Global Allocation V.I. Fund                                               6,630                6,397
Mercury Global Growth V.I. Fund                                                     186                3,570
Mercury Government Bond V.I. Fund                                                 3,530                6,094
Mercury High Current Income V.I. Fund                                             1,696                5,333
Mercury Index 500 V.I. Fund                                                      12,674               18,207
Mercury International Value V.I. Fund                                             2,991                7,615
Mercury Large Cap Core V.I. Fund                                                  3,474                8,128
Mercury Large Cap Growth V.I. Fund                                                2,020                2,192
Mercury Large Cap Value V.I. Fund                                                 3,029                1,174
Mercury Utilities & Telecommunications V.I. Fund                                     67                  508
Mercury Value Opportunities V.I. Fund                                             4,856               10,069
AIM V.I. Basic Value Fund                                                           229                  227
AIM V.I. Capital Appreciation Fund                                                  177                1,757
AIM V.I. International Growth Fund                                                2,122                  133
AIM V.I. Premier Equity Fund                                                        140                3,872
AllianceBernstein Global Technology Portfolio                                       615                  293
AllianceBernstein Growth and Income Portfolio                                     6,157                1,923
AllianceBernstein Large Cap Growth Portfolio                                      2,843                5,503
AllianceBernstein Small/Mid Cap Value Portfolio                                   1,003                    5
American Century VP International Fund                                              275                1,555
American Century VP Ultra Fund                                                    4,921                2,684
American Funds Asset Allocation Fund                                                127                    1
American Funds Bond Fund                                                            747                  133
American Funds Growth Fund                                                        2,389                   30
American Funds Growth-Income Fund                                                   316                    2
American Funds International Fund                                                 1,397                   30
Cohen & Steers VIF Realty Fund, Inc.                                                433                    2
Davis Value Portfolio                                                             7,219               17,128
Dreyfus VIF Appreciation Portfolio                                                1,400                    3
Eaton Vance VT Floating-Rate Income Fund                                            725                    2
Federated Capital Appreciation Fund II                                              137                   21
Federated Kaufmann Fund II                                                        2,273                1,900
MFS Emerging Growth Series                                                          858                2,968
OpCap Renaissance Portfolio                                                          95                  104
Oppenheimer Capital Appreciation Fund/VA                                             44                    0
Oppenheimer Main Street Small Cap Fund/VA                                           314                    3
PIMCO CommodityRealReturn Strategy Portfolio                                        788                  252
PIMCO Real Return Portfolio                                                         271                    1
PIMCO Total Return Portfolio                                                     16,289               14,484
Pioneer Fund VCT Portfolio                                                        1,007                   43



<In thousands)
                                                                          Purchases              Sales
								    -------------------	 -------------------
Pioneer High Yield VCT Portfolio                                    $                46  $                 0
Pioneer Small Cap Value VCT Portfolio                                                 4                    0
Roszel / Allianz CCM Capital Appreciation Portfolio                               2,269                4,285
Roszel / Allianz NFJ  Small Cap Value Portfolio                                   3,720                3,687
Roszel / Delaware Trend Portfolio                                                   150                2,674
Roszel / JP Morgan Small Cap Growth Portfolio                                     1,715                1,383
Roszel / Lord Abbett Affiliated Portfolio                                           863                  496
Roszel / Lord Abbett Bond Debenture Portfolio                                       224                  520
Roszel / Lord Abbett Mid Cap Value Portfolio                                      4,337                4,232
Roszel / Seligman Mid Cap Growth Portfolio                                        1,450                  885
Seligman Smaller-Cap Value Portfolio                                                894                1,306
Templeton Foreign Securities Fund                                                   184                    1
Templeton Growth Securities Fund                                                    558                    3
Van Kampen Comstock Portfolio                                                     8,721                3,092
Van Kampen Emerging Growth Portfolio                                                 19                   92
Wanger U.S. Smaller Companies                                                       580                    2
                                                                    -------------------- --------------------
                                                                    $           157,189  $           214,226
                                                                    ==================== ====================

6. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment
income ratio represents the  dividends, excluding  distributions of capital gains,  received  by   the investment division
from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund  in which the  investment  divisions invest. The expense ratio  represents the annualized contract expenses of the separate account,consisting primarily of mortality and expense charges,for each period indicated.
The ratios include only those expenses that result in a direct reduction  to unit values.Charges made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(In thousands, except unit values)

Mercury Global SmallCap Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  9 $    11.40 $      11.44  $        105      3.06 %      1.25%    1.65 %     15.57 %    15.85 %

Mercury International Index Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  1 $    11.31 $      11.35  $         19      6.26 %      1.25%    1.65 %     15.68 %    15.97 %

Mercury Low Duration Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 51 $     9.96 $      10.00  $        501      3.47 %      1.25%    1.65 %     -0.09 %     0.16 %



Mercury American Balanced V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                345 $    20.03 $      20.03  $      6,918      1.82 %      1.35%    1.35 %      2.69 %     2.69 %
       31-Dec-2004                390      19.50        19.50         7,601      1.89        1.35     1.35        7.16       7.16
       31-Dec-2003                463      18.19        18.19         8,411      2.23        1.35     1.35       19.86      19.86
       31-Dec-2002                532      15.16        15.16         8,066      2.57        1.35     1.35      -14.88     -14.88
       31-Dec-2001                634      17.81        17.81        11,286      2.55        1.35     1.35       -8.73      -8.73

Mercury Basic Value V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              2,039 $    10.99 $      33.73  $     60,569      1.21 %      1.25%    1.65 %      1.21 %     1.61 %
       31-Dec-2004              2,905      13.01        33.21        80,946      1.08        1.35     1.59        9.31       9.52
       31-Dec-2003              3,040      11.90        30.31        80,897      1.18        1.35     1.59       31.13      31.38
       31-Dec-2002              3,157       9.08        23.06        65,038      1.02        1.35     1.59      -19.07     -18.91
       31-Dec-2001              2,969      11.21        28.42        78,710      4.11        1.35     1.59        2.60      14.13

Mercury Core Bond V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              2,468 $    10.11 $      19.50  $     42,375      4.94 %      1.25%    1.65 %      0.30 %     0.70 %
       31-Dec-2004              3,064      11.14        19.38        52,795      3.64        1.35     1.59        2.86       3.06
       31-Dec-2003              3,423      10.83        18.79        58,273      3.78        1.35     1.59        3.11       3.30
       31-Dec-2002              2,910      10.50        18.18        52,672      4.74        1.35     1.59        7.84       8.05
       31-Dec-2001              3,040      16.82        16.82        51,139      5.53        1.35     1.35        5.14       5.14



Mercury Domestic Money Market V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,586 $     9.97 $      13.80  $     20,907      2.61 %      1.25%    1.65 %      0.97 %     1.37 %
       31-Dec-2004              1,876       9.86        13.62        24,663      0.89        1.35     1.59       -0.67      -0.48
       31-Dec-2003              2,826       9.92        13.68        36,355      0.73        1.35     1.59       -0.86      -0.67
       31-Dec-2002              3,570      10.01        13.77        45,908      1.47        1.35     1.59       -0.12       0.07
       31-Dec-2001              4,171      10.01        13.75        52,632      3.64        1.35     1.59        0.09       2.45

Mercury Fundamental Growth V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,562 $     7.38 $      11.48  $     13,625      0.54 %      1.25%    1.65 %      5.69 %     6.11 %
       31-Dec-2004              1,890       6.98         9.99        15,515      0.78        1.35     1.59        5.11       5.31
       31-Dec-2003              1,900       6.64         9.50        14,699      0.11        1.35     1.59       25.97      26.20
       31-Dec-2002              3,039       5.27         7.54        17,793      0.11        1.35     1.59      -28.66     -28.52
       31-Dec-2001              1,583       7.38        10.56        12,715      1.47        1.35     1.59      -19.42       5.60

Mercury Global Allocation V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,965 $    11.85 $      24.22  $     47,424      2.45 %      1.25%    1.65 %      8.66 %     9.09 %
       31-Dec-2004              1,963      22.21        22.21        43,593      3.16        1.35     1.35       12.79      12.79
       31-Dec-2003              1,842      19.68        19.68        36,243      3.36        1.35     1.35       32.82      32.82
       31-Dec-2002              1,722      14.81        14.81        25,503      3.32        1.35     1.35       -9.42      -9.42
       31-Dec-2001              1,822      16.34        16.34        29,786      1.39        1.35     1.35      -10.18     -10.18



Mercury Global Growth V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                290 $    11.34 $      11.34  $      3,289      0.87 %      1.35%    1.35 %     13.47 %    13.47 %
       31-Dec-2004                634       9.99         9.99         6,333      1.59        1.35     1.35       13.62      13.62
       31-Dec-2003                670       8.79         8.79         5,887      1.08        1.35     1.35       31.70      31.70
       31-Dec-2002                726       6.67         6.67         4,840      0.11        1.35     1.35      -28.74     -28.74
       31-Dec-2001                875       9.35         9.35         8,188      0.59        1.35     1.35      -24.15     -24.15

Mercury Government Bond V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,535 $    10.20 $      17.16  $     24,944      4.65 %      1.25%    1.65 %      1.52 %     1.92 %
       31-Dec-2004              1,760      11.00        16.85        27,811      2.87        1.35     1.59        2.48       2.68
       31-Dec-2003              2,114      10.73        16.40        32,658      3.62        1.35     1.59        0.46       0.65
       31-Dec-2002              3,289      10.67        16.29        47,681      5.86        1.35     1.59        8.05       8.25
       31-Dec-2001              2,559       9.87        15.04        35,481      5.50        1.35     1.59       -1.26       5.48

Mercury High Current Income V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                713 $    10.39 $      21.61  $     15,339      8.82 %      1.25%    1.65 %     -0.16 %     0.24 %
       31-Dec-2004                936      21.57        21.57        20,198      7.76        1.35     1.35       10.26      10.26
       31-Dec-2003              1,141      19.55        19.55        22,312      8.67        1.35     1.35       26.33      26.33
       31-Dec-2002              1,193      15.47        15.47        18,451     10.35        1.35     1.35       -2.83      -2.83
       31-Dec-2001              1,503      15.91        15.91        23,924     10.67        1.35     1.35        2.51       2.51



Mercury Index 500 V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,758 $     8.10 $      16.79  $     26,972      1.69 %      1.25%    1.65 %      2.67 %     3.08 %
       31-Dec-2004              2,137       7.88        16.30        31,637      1.56        1.35     1.59        8.76       8.97
       31-Dec-2003              3,018       7.25        14.95        37,019      1.46        1.35     1.59       26.12      26.36
       31-Dec-2002              2,261       5.75        11.82        24,666      1.22        1.35     1.59      -23.63     -23.48
       31-Dec-2001              2,574       7.53        15.44        36,127      0.97        1.35     1.59      -13.67       7.00

Mercury International Value V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,496 $    12.68 $      16.91  $     24,041      2.70 %      1.25%    1.65 %      9.80 %    10.24 %
       31-Dec-2004              1,820      13.14        14.71        26,604      2.42        1.35     1.59       20.60      20.83
       31-Dec-2003              1,951      10.90        12.75        23,534      3.47        1.35     1.59       40.00      40.26
       31-Dec-2002              1,962       7.78         9.10        16,913      3.69        1.35     1.59      -12.94     -12.77
       31-Dec-2001              2,563       8.94        10.45        25,254      4.78        1.35     1.59      -14.29       4.49

Mercury Large Cap Core V.I. Fund
--------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,355 $    12.51 $      32.10  $     43,206      0.62 %      1.25%    1.65 %     11.29 %    11.74 %
       31-Dec-2004              1,550      28.75        28.75        44,556      0.83        1.35     1.35       15.16      15.16
       31-Dec-2003              1,726      24.95        24.95        43,054      0.41        1.35     1.35       29.70      29.70
       31-Dec-2002              1,768      19.23        19.23        33,988      0.76        1.35     1.35      -18.14     -18.14
       31-Dec-2001              1,867      23.47        23.47        43,836      0.70        1.35     1.35       -8.73      -8.73



Mercury Large Cap Growth V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,081 $    10.31 $      12.25  $     11,173      0.19 %      1.25%    1.65 %      8.78 %     9.22 %
       31-Dec-2004              1,085       9.45         9.45        10,247      0.29        1.35     1.35        6.30       6.30
       31-Dec-2003                425       8.88         8.88         3,779      0.00        1.35     1.35       32.15      32.15
       31-Dec-2002                337       6.72         6.72         2,262      0.00        1.35     1.35      -24.46     -24.46
       31-Dec-2001                308       8.89         8.89         2,737      0.04        1.35     1.35      -10.64     -10.64

Mercury Large Cap Value V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                624 $    12.85 $      15.41  $      9,416      0.59 %      1.25%    1.65 %     15.42 %    15.88 %
       31-Dec-2004                531      13.31        13.31         7,066      0.87        1.35     1.35       18.71      18.71
       31-Dec-2003                512      11.20        11.20         5,734      0.50        1.35     1.35       32.12      32.12
       31-Dec-2002                492       8.48         8.48         4,174      0.93        1.35     1.35      -13.83     -13.83
       31-Dec-2001                 83       9.83         9.83           816      2.03        1.35     1.35       -1.78      -1.78


Mercury Utilities and Telecommunications V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                110 $    23.91 $      23.91  $      2,641      2.41 %      1.35%    1.35 %     12.55 %    12.55 %
       31-Dec-2004                131      21.23        21.23         2,787      2.54        1.35     1.35       23.97      23.97
       31-Dec-2003                165      17.12        17.12         2,823      3.00        1.35     1.35       18.52      18.52
       31-Dec-2002                199      14.44        14.44         2,878      3.41        1.35     1.35      -19.90     -19.90
       31-Dec-2001                267      18.01        18.01         4,810      4.59        1.35     1.35      -15.26     -15.26



Mercury Value Opportunities V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                814 $    12.01 $      38.86  $     30,842      0.31 %      1.25%    1.65 %      8.53 %     8.96 %
       31-Dec-2004              1,073      13.64        35.68        37,707      0.00        1.35     1.59       13.16      13.38
       31-Dec-2003              1,258      12.06        31.46        39,297      0.38        1.35     1.59       40.66      40.93
       31-Dec-2002              1,385       8.57        22.31        30,516      0.00        1.35     1.59      -24.96     -24.82
       31-Dec-2001              1,671      29.66        29.66        49,565      4.67        1.35     1.35       28.00      28.00

Natural Resources Focus Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                                                   Division was not available
       31-Dec-2002                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2001                 40      15.29        15.29           609      0.14        1.35     1.35      -12.28     -12.28

International Equity Focus Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                                                   Division was not available
       31-Dec-2002                                                   Division was not available
       31-Dec-2001                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %



Global Bond Focus Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                                                   Division was not available
       31-Dec-2002                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2001                186      11.68        11.68         2,179      3.46        1.35     1.35       -4.60      -4.60


Developing Capital Markets V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                259       6.54         6.54         1,693      0.39        1.35     1.35      -11.49     -11.49
       31-Dec-2001                302       7.38         7.38         2,231      0.89        1.35     1.35        0.00       0.00

Balanced Capital Focus Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                                                   Division was not available
       31-Dec-2002                                                   Division was not available
       31-Dec-2001                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %



Focus Twenty V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                246       1.37         1.37           337      0.00        1.35     1.35      -39.81     -39.81
       31-Dec-2001                448       2.27         2.27         1,016      0.00        1.35     1.35      -69.69     -69.69

AIM V.I. Basic Value Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  0 $    11.50 $      11.56  $          0      0.00 %      1.25%    1.65 %      6.60 %     6.86 %

AIM V.I. Capital Appreciation Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                666 $    13.51 $      13.51  $      8,993      0.06 %      1.35%    1.35 %      7.33 %     7.33 %
       31-Dec-2004                782      12.58        12.58         9,839      0.00        1.35     1.35        5.14       5.14
       31-Dec-2003                600      11.96        11.96         7,176      0.00        1.35     1.35       27.72      27.72
       31-Dec-2002                717       9.36         9.36         6,716      0.00        1.35     1.35      -25.41     -25.41
       31-Dec-2001                876      12.54        12.54        10,988      0.00        1.35     1.35      -24.39     -24.39

AIM V.I. International Growth Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                282 $     8.53 $      15.26  $      2,864      0.69 %      1.55%    1.59 %     16.07 %    16.12 %
       31-Dec-2004                 89       7.35        13.14           747      0.66        1.55     1.59       22.04      22.09
       31-Dec-2003                108       6.02        10.76           718      0.53        1.55     1.59       27.03      27.08
       31-Dec-2002                113       4.74         8.47           560      0.30        1.55     1.59      -17.01     -16.97
       31-Dec-2001                641       5.71        10.20         3,661     11.13        1.55     1.59      -24.75       1.99



AIM V.I. Premier Equity Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                841 $     6.12 $      14.06  $     11,327      0.76 %      1.35%    1.59 %      3.99 %     4.19 %
       31-Dec-2004              1,123       5.89        13.49        14,535      0.42        1.35     1.59        4.10       4.30
       31-Dec-2003              1,438       5.66        12.93        17,886      0.29        1.35     1.59       23.11      23.34
       31-Dec-2002              1,665       4.59        10.48        16,890      0.29        1.35     1.59      -31.36     -31.23
       31-Dec-2001              2,276       6.69        15.22        33,902      0.12        1.35     1.59      -13.95       6.02

AllianceBernstein Global Technology Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                208 $     7.05 $       7.05  $      1,466      0.00 %      1.35%    1.35 %      2.42 %     2.42 %
       31-Dec-2004                157       6.88         6.88         1,081      0.00        1.35     1.35        3.99       3.99
       31-Dec-2003                169       6.61         6.61         1,115      0.00        1.35     1.35       42.08      42.08
       31-Dec-2002                 53       4.65         4.65           248      0.00        1.35     1.35      -42.52     -42.52
       31-Dec-2001                289       8.09         8.09         2,337      0.00        1.35     1.35      -19.18     -19.18

AllianceBernstein Growth and Income Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                653 $    12.04 $      12.07  $      7,877      1.58 %      1.55%    1.59 %      3.22 %     3.26 %
       31-Dec-2004                306      11.66        11.70         3,572      1.02        1.55     1.59        9.70       9.74
       31-Dec-2003                356      10.62        10.66         3,787      1.01        1.55     1.59       30.42      30.47
       31-Dec-2002                461       8.14         8.18         3,763      0.54        1.55     1.59      -23.28     -23.25
       31-Dec-2001                475      10.61        10.66         5,069      1.49        1.55     1.59       -1.24       6.09



AllianceBernstein Large Cap Growth Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,654 $     6.33 $      17.20  $     23,852      0.00 %      1.35%    1.59 %     13.34 %    13.55 %
       31-Dec-2004              1,708       5.58        15.14        23,651      0.00        1.35     1.59        6.90       7.11
       31-Dec-2003              2,705       5.22        14.13        35,822      0.00        1.35     1.59       21.72      21.95
       31-Dec-2002              3,016       4.29        11.58        32,795      0.00        1.35     1.59      -31.74     -31.61
       31-Dec-2001              3,674       6.29        16.92        59,507      5.41        1.35     1.59      -18.52       8.66

AllianceBernstein Small/Mid Cap Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 87 $    11.69 $      11.75  $      1,018      0.00 %      1.25%    1.65 %      8.56 %     8.82 %

AllianceBernstein Quasar Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                519       5.31         5.31         2,757      0.00        1.35     1.35      -32.72     -32.72
       31-Dec-2001                998       7.89         7.89         7,874      3.46        1.35     1.35      -14.02     -14.02

American Century VP International Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                494 $     9.91 $       9.91  $      4,889      1.29 %      1.35%    1.35 %     11.68 %    11.68 %
       31-Dec-2004                637       8.87         8.87         5,649      0.46        1.35     1.35       13.32      13.32
       31-Dec-2003                506       7.82         7.82         3,953      0.75        1.35     1.35       22.78      22.78
       31-Dec-2002                546       6.37         6.37         3,473      0.72        1.35     1.35      -21.48     -21.48
       31-Dec-2001                411       8.10         8.10         3,333      0.00        1.35     1.35      -19.06     -19.06



American Century VP Ultra Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                239 $    10.71 $      11.07  $      2,565      0.00 %      1.25%    1.65 %      0.45 %     0.85 %
       31-Dec-2004                 18      10.65        10.67           192      0.00        1.35     1.59        6.50       6.61

American Funds Asset Allocation Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 12 $    11.23 $      11.29  $        129      5.88 %      1.40%    1.80 %      8.38 %     8.65 %

American Funds Bond Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 60 $    10.14 $      10.19  $        618      0.14 %      1.40%    1.80 %      1.48 %     1.73 %

American Funds Growth Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                195 $    12.57 $      12.63  $      2,467      1.75 %      1.40%    1.80 %     15.15 %    15.43 %


American Funds Growth-Income Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 29 $    11.20 $      11.25  $        320      4.50 %      1.40%    1.80 %      6.21 %     6.47 %

American Funds International Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                109 $    13.39 $      13.45  $      1,470      4.76 %      1.40%    1.80 %     22.12 %    22.42 %



Cohen & Steers VIF Reality Fund, Inc.
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 36 $    11.76 $      11.80  $        438      4.29 %      1.15%    1.55 %     10.06 %    10.33 %

Davis Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,709 $    10.73 $      13.50  $     19,873      0.62 %      1.25%    1.65 %      7.60 %     8.03 %
       31-Dec-2004              2,605       9.96        12.53        27,922      1.01        1.35     1.59       10.55      10.77
       31-Dec-2003              1,545       9.01        11.33        14,854      0.81        1.35     1.59       27.71      27.95
       31-Dec-2002              1,098       7.05         8.87         8,199      0.76        1.35     1.59      -17.58     -17.43
       31-Dec-2001                925       8.56        10.76         8,367      1.82        1.35     1.59      -11.82       7.56

Delaware VIP Trend Series
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                 96       5.33         9.26           631      0.00        1.55     1.59      -21.20     -21.17
       31-Dec-2001                 63       6.77        11.74           429      0.00        1.55     1.59      -16.68      17.41



Dreyfus VIF Appreciation Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                128 $    10.93 $      10.98  $      1,400      0.00 %      1.15%    1.55 %      1.59 %     1.84 %

Eaton Vance VT Floating-Rate Income Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 70 $    10.27 $      10.33  $        723      4.59 %      1.15%    1.55 %      1.85 %     2.10 %


Federated Capital Appreciation Fund II
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 15 $    10.68 $      10.91  $        166      0.51 %      1.25%    1.65 %      0.20 %     0.60 %
       31-Dec-2004                  4      10.64        10.66            48      0.00        1.35     1.59        6.44       6.55

Federated Kaufmann Fund II
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 83 $    12.18 $      12.55  $      1,012      0.00 %      1.25%    1.65 %      9.37 %     9.81 %
       31-Dec-2004                 43      11.12        11.14           477      0.00        1.35     1.59       11.20      11.32

MFS Emerging Growth Series
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                871 $     5.02 $      14.32  $     10,965      0.00 %      1.35%    1.59 %      7.47 %     7.68 %
       31-Dec-2004              1,035       4.67        13.29        12,099      0.00        1.35     1.59       11.17      11.39
       31-Dec-2003              1,242       4.20        11.93        13,007      0.00        1.35     1.59       28.18      28.42
       31-Dec-2002              1,393       3.28         9.28        11,503      0.00        1.35     1.59      -34.81     -34.68
       31-Dec-2001              1,760       5.03        14.21        23,045      0.00        1.35     1.59      -34.54      14.69



MFS Research Series
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002              1,131       9.67         9.67        10,946      0.28        1.35     1.35      -25.59     -25.59
       31-Dec-2001              1,469      12.99        12.99        19,095      1.20        1.35     1.35      -22.39     -22.39



MFS Investors Trust Series
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                164       6.20         8.14         1,071      0.53        1.55     1.59      -22.21     -22.18
       31-Dec-2001                134       7.98        10.46         1,069      0.00        1.55     1.59      -17.29       4.64

OpCap Renaissance Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 44 $    10.68 $      10.74  $        473      0.00 %      1.25%    1.65 %     -6.13 %    -5.76 %
       31-Dec-2004                 46      11.36        11.38           534      0.00        1.35     1.59       13.61      13.73

Oppenheimer Capital Appreciation Fund/VA
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  4 $    11.16 $      11.22  $         44      0.00 %      1.15%    1.55 %      5.11 %     5.37 %

Oppenheimer Main Street Small Cap Fund/VA
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 25 $    12.32 $      12.38  $        321      0.00 %      1.15%    1.55 %     13.13 %    13.41 %



PIMCO CommodityRealReturn Strategy Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 47 $    11.38 $      11.44  $        549      5.77 %      1.25%    1.65 %     13.48 %    13.76 %

PIMCO Real Return Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 25 $    10.27 $      10.32  $        268      3.86 %      1.25%    1.65 %     -0.64 %    -0.39 %

PIMCO Total Return Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              3,282 $    10.17 $      13.21  $     38,856      3.36 %      1.25%    1.65 %      0.73 %     1.13 %
       31-Dec-2004              3,165      11.27        13.10        37,959      1.89        1.35     1.59        3.23       3.43
       31-Dec-2003              2,924      10.89        12.69        34,163      2.80        1.35     1.59        3.39       3.58
       31-Dec-2002              1,646      10.51        12.27        18,618      4.06        1.35     1.59        7.37       7.57
       31-Dec-2001                946       9.93        11.43        10,794      8.73        1.55     1.59       -0.71       6.67

Pioneer Fund VCT Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 85 $    11.34 $      11.39  $        980      1.73 %      1.15%    1.55 %      6.12 %     6.38 %

Pioneer High Yield VCT Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  5 $    10.29 $      10.34  $         47      6.14 %      1.20%    1.60 %      5.07 %     5.33 %



Pioneer Small Cap Value VCT Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  0 $    12.24 $      12.30  $          4      0.00 %      1.20%    1.60 %     14.88 %    15.16 %

Roszel / Allianz CCM Capital Appreciation Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                875 $    11.99 $      14.09  $     12,322      0.46 %      1.25%    1.65 %      7.59 %     8.02 %
       31-Dec-2004              1,022      12.99        13.05        13,329      0.00        1.35     1.59       11.01      11.22
       31-Dec-2003              1,043      11.71        11.72        12,232      0.00        1.35     1.59       17.05      17.18

Roszel / Allianz NFJ Small Cap Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                678 $    12.16 $      16.38  $     11,061      1.28 %      1.25%    1.65 %      9.90 %    10.34 %
       31-Dec-2004                715      14.76        14.85        10,579      0.00        1.35     1.59       20.89      21.12
       31-Dec-2003                491      12.21        12.26         6,002      1.55        1.35     1.59       31.09      31.34
       31-Dec-2002                661       9.32         9.33         6,153      2.37        1.35     1.59       -6.84      -6.78

Roszel / Delaware Trend Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                171 $    11.39 $      13.96  $      2,376      0.00 %      1.25%    1.65 %      2.98 %     3.39 %
       31-Dec-2004                373      13.46        13.51         5,043      0.00        1.35     1.59        9.78       9.99
       31-Dec-2003                331      12.26        12.28         4,064      0.00        1.35     1.59       22.59      22.73

Roszel / JP Morgan Small Cap Growth Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                462 $    11.52 $      12.89  $      5,953      0.00 %      1.25%    1.65 %      4.62 %     5.04 %
       31-Dec-2004                497      12.20        12.29         6,102      0.00        1.35     1.59        7.29       7.49
       31-Dec-2003                493      11.38        11.42         5,632      0.00        1.35     1.59       34.90      35.16
       31-Dec-2002                412       8.43         8.44         3,483      0.00        1.35     1.59      -15.68     -15.62



Roszel / Lord Abbett Affiliated Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                248 $    11.20 $      13.41  $      3,331      0.67 %      1.25%    1.65 %      1.45 %     1.85 %
       31-Dec-2004                239      13.12        13.17         3,141      0.31        1.35     1.59        9.51       9.72
       31-Dec-2003                362      11.98        12.00         4,344      0.00        1.35     1.59       19.82      19.95

Roszel / Lord Abbett Bond Debenture Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 72 $    10.49 $      12.96  $        938      5.43 %      1.25%    1.65 %      0.51 %     0.91 %
       31-Dec-2004                101      12.86        12.87         1,300      4.98        1.55     1.59        6.43       6.47
       31-Dec-2003                108      12.08        12.09         1,308      5.82        1.55     1.59       15.17      15.22
       31-Dec-2002                 16      10.49        10.49           173      0.00        1.55     1.59        4.90       4.92

Roszel / Lord Abbett Mid Cap Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                828 $    12.03 $      14.41  $     11,887      0.41 %      1.25%    1.65 %      6.41 %     6.84 %
       31-Dec-2004                883      13.41        13.49        11,906      0.56        1.35     1.59       21.92      22.16
       31-Dec-2003              1,008      11.00        11.04        11,118      0.29        1.35     1.59       22.78      23.01
       31-Dec-2002                953       8.96         8.97         8,547      0.00        1.35     1.59      -10.42     -10.35

Roszel / Seligman Mid Cap Growth Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                303 $    12.06 $      14.19  $      4,306      0.00 %      1.25%    1.65 %     10.07 %    10.51 %
       31-Dec-2004                268      12.77        12.85         3,447      0.00        1.35     1.59        6.86       7.06
       31-Dec-2003                151      11.95        11.99         1,807      0.00        1.35     1.59       31.23      31.48
       31-Dec-2002                 88       9.11         9.12           797      0.00        1.35     1.59       -8.93      -8.87

Seligman Smaller-Cap Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 88 $    16.46 $      20.24  $      1,662      0.52 %      1.55%    1.59 %     -5.49 %    -5.45 %
       31-Dec-2004                118      17.40        21.41         2,377      0.00        1.55     1.59       18.06      18.10
       31-Dec-2003                136      14.74        18.14         2,321      0.00        1.55     1.59       47.58      47.64
       31-Dec-2002                205       9.98        12.29         2,425      0.00        1.55     1.59      -16.71     -16.67
       31-Dec-2001                389      11.98        14.75         5,716      0.65        1.55     1.59       19.78      21.56



Templeton Foreign Securities Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 15 $    12.28 $      12.34  $        189      0.00 %      1.15%    1.55 %     11.40 %    11.67 %

Templeton Growth Securities Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 49 $    11.88 $      11.94  $        573      0.00 %      1.15%    1.55 %      8.88 %     9.15 %

Van Kampen Comstock Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                751 $    11.19 $      11.63  $      8,685      0.73 %      1.25%    1.65 %      2.62 %     3.03 %
       31-Dec-2004                251      11.27        11.29         2,829      0.00        1.35     1.59       12.75      12.87

Van Kampen Emerging Growth Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 74 $     4.86 $       9.95  $        366      0.27 %      1.55%    1.59 %      6.23 %     6.28 %
       31-Dec-2004                 88       4.58         9.36           412      0.00        1.55     1.59        5.34       5.38
       31-Dec-2003                103       4.35         8.88           461      0.00        1.55     1.59       25.34      25.39
       31-Dec-2002                137       3.47         7.09           480      0.24        1.55     1.59      -33.55     -33.53
       31-Dec-2001                125       5.22        10.66           666      0.00        1.55     1.59      -32.58       6.58

Wanger U.S. Smaller Companies
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 47 $    12.48 $      12.54  $        593      0.00 %      1.25%    1.65 %     12.04 %    12.32 %


7.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account.  Asset-based, rider and maintenance  charges are assessed through a reduction in unit value or redemption of units.

                                                       Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and risk charge        Daily - reduction of unit values        1/365 of 1.25% per day

             Administration charge            Daily - reduction of unit values        1/365 of 0.10% per day

  Contract Charges:
             Contract maintenance charge      Annually - redemption of units          $40 at the end  of  each contract  year and
                                                                                      upon a full  withdrawal only if the greater
                                                                                      of   contract  value  or    premiums   less
                                                                                      withdrawals is less than $50,000.

             Guaranteed Minimum Income        Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the  GMIB
                                                                                      benefit base as of  the last business  day of
                                                                                      each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of  the average  contract  value at the
                                                                                      end  of  each  of  the  prior  four  contract
                                                                                      quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider

             Contingent Deferred Sales Charge Per incident - redemption of units      7% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more

             Transfer Fee                     Per incident - redemption of units      $25 for each transfer after the twelfth
                                                                                      transfer in a contract year

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                                       Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and risk charge        Daily - reduction of unit values        1/365 of 1.59% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of  the average  contract  value at the
                                                                                      end  of  each  of  the  prior  four  contract
                                                                                      quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                                       Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------

  Asset-Based Insurance Charges:
             Mortality and risk charge        Daily - redemption of unit values       1/365 of 1.55% per day

  Contract Charges:
             Contract maintenance charge      Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of  the average  contract  value at the
                                                                                      end  of  each  of  the  prior  four  contract
                                                                                      quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider

             Contingent Deferred Sales Charge Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                                       Investor Choice Investor Series

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
    Investor Choice IRA Series - B Class      Daily - reduction of unit values        1/365 of 1.25% per day; or 1.15%, 1.20%, or
                                                                                      1.40% depending on the sub account
    Investor Choice IRA Series - C Class      Daily - reduction of unit values        1/365 of 1.60% per day; or 1.50%, 1.55%, or
                                                                                      1.75% depending on the sub account
    Investor Choice IRA Series - L Class      Daily - reduction of unit values        1/365 of 1.45% per day; or 1.35%, 1.40%, or
                                                                                      1.60% depending on the sub account
    Investor Choice IRA Series - XC Class     Daily - reduction of unit values        1/365 of 1.65% per day; or 1.55%, 1.60%, or
                                                                                      1.80% depending on the sub account

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50  at  the  end of each contract  year and
                                                                                      upon full  withdrawal only if the greater of
                                                                                      contract  value, or premium less withdrawals
                                                                                      is less  than $50,000. Charge applies to all
                                                                                      product classes.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50%  of the  contract value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the GMIB
                                                                                      benefit base as of  the last business day of
                                                                                      each  month within  the  calendar quarter. A
                                                                                      pro rata amount of this fee upon termination
                                                                                      of  the rider. Charge applies to all product
                                                                                      classes.

             Guaranteed  Minimum Death                                                0.15%  of the  GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                monthaversary.  Charges  are  deducted  each
                - Return of Premium           Quarterly - redemption of units         calendar quarter. Pro rate  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Maximum Anniversary Value   Quarterly - redemption of units         0.25%  of the  GMDB base, calculated on each
                  (MAV)                                                               monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rate  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

              Contingent  Deferred Sales      Per incident - redemption of units                            Class
              Charge                          based on oercentage of premium                        B        L       C        XC
                                              withdrawn.                              0 years       7%       6%      2%       8%
                                                                                      1 year        6%       5%      0%       8%
                                                                                      2 years       5%       4%      0%       7%
                                                                                      3 years       4%       3%      0%       7%
                                                                                      4 years       3%       0%      0%       6%
                                                                                      5 years       2%       0%      0%       6%
                                                                                      6 years       1%       0%      0%       5%
                                                                                      7 years       0%       0%      0%       4%
                                                                                      8 years       0%       0%      0%       3%
                                                                                      9 years       0%       0%      0%       0%

             Transfer fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year. Charge applies
                                                                                      to all product classes.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager
                                                                                      Charge applies to all product classes.


8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2005 and 2004 were as follows:



                                            Mercury            Mercury            Mercury            Mercury            Mercury
                                             Global         International           Low              American            Basic
                                           SmallCap            Index             Duration        Balanced V.I.        Value V.I.
                                           Portfolio          Portfolio          Portfolio             Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                         0                  0                  0                463             3,040
Activity during 2004:
     Issued                                            0                  0                  0                  0               496
     Redeemed                                          0                  0                  0                (73)             (631)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                       0                  0                  0                390             2,905
Activity during 2005:
     Issued                                            9                  1                 51                  0                49
     Redeemed                                          0                  0                  0                (45)             (915)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                       9                  1                 51                345             2,039
                                       ================== ================== ================== ================== =================



                                            Mercury            Mercury            Mercury            Mercury            Mercury
                                             Core              Domestic         Fundamental           Global             Global
                                           Bond V.I.          Market V.I.       Growth V.I.      Allocation V.I.      Growth V.I.
                                              Fund               Fund               Fund               Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     3,423              2,826              1,900              1,842               670
Activity during 2004:
     Issued                                          636              1,951                265                328                85
     Redeemed                                       (995)            (2,901)              (275)              (207)             (121)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   3,064              1,876              1,890              1,963               634
Activity during 2005:
     Issued                                          853              1,154                156                262                15
     Redeemed                                     (1,449)            (1,444)              (484)              (260)             (359)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   2,468              1,586              1,562              1,965               290
                                       ================== ================== ================== ================== =================



                                            Mercury            Mercury            Mercury            Mercury            Mercury
                                           Government        High Current          Index          International          Large
                                           Bond V.I.          Income V.I.        500 V.I.          Value V.I.        Cap Core V.I.
                                              Fund              Fund               Fund               Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     2,114              1,141              3,018              1,951             1,726
Activity during 2004:
     Issued                                           82                 54                194                214                58
     Redeemed                                       (436)              (259)            (1,075)              (345)             (234)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,760                936              2,137              1,820             1,550
Activity during 2005:
     Issued                                          149                 15              1,335                162                60
     Redeemed                                       (374)              (238)            (1,714)              (486)             (255)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   1,535                713              1,758              1,496             1,355
                                       ================== ================== ================== ================== =================


                                            Mercury            Mercury            Mercury            Mercury            AIM V.I.
                                             Large              Large           Utilities &           Value              Basic
                                        Cap Growth V.I.    Cap Value V.I.    Telecommunications Opportunities V.I.       Value
                                              Fund               Fund            V.I. Fund               Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                       425                512                165              1,258                 0
Activity during 2004:
     Issued                                          749                114                  0                 57                 0
     Redeemed                                        (89)               (95)               (34)              (242)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,085                531                131              1,073                 0
Activity during 2005:
     Issued                                          210                168                  0                 21                21
     Redeemed                                       (214)               (75)               (21)              (280)              (21)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   1,081                624                110                814                 0
                                       ================== ================== ================== ================== =================


                                            AIM V.I.           AIM V.I.           AIM V.I.      AllianceBernstein  AllianceBernstein
                                            Capital         International         Premier             Global           Growth and
                                          Appreciation          Growth             Equity           Technology           Income
                                              Fund               Fund               Fund            Portfolio          Portfolio
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                       600                108              1,438                169               356
Activity during 2004:
     Issued                                          319                 11                 13                151                75
     Redeemed                                       (137)               (30)              (328)              (163)             (125)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                     782                 89              1,123                157               306
Activity during 2005:
     Issued                                           15                206                  4                 94               509
     Redeemed                                       (131)               (13)              (286)               (43)             (162)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                     666                282                841                208               653
                                       ================== ================== ================== ================== =================


                                       AllianceBernstein  AllianceBernstein       American           American        American Funds
                                           Large Cap        Small/Mid Cap       Century VP         Century VP           Asset
                                             Growth             Value          International          Ultra            Allocation
                                           Portfolio          Portfolio             Fund               Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     2,705                  0                506                  0                 0
Activity during 2004:
     Issued                                           50                  0                200                 81                 0
     Redeemed                                     (1,047)                 0                (69)               (63)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,708                  0                637                 18                 0
Activity during 2005:
     Issued                                          375                 87                 24                479                12
     Redeemed                                       (429)                 0               (167)              (258)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   1,654                 87                494                239                12
                                       ================== ================== ================== ================== =================


                                         American Funds     American Funds     American Funds     American Funds    Cohen & Steers
                                              Bond              Growth         Growth-Income      International        VIF Realty
                                              Fund               Fund               Fund               Fund            Fund, Inc.
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                         0                  0                  0                  0                 0
Activity during 2004:
     Issued                                            0                  0                  0                  0                 0
     Redeemed                                          0                  0                  0                  0                 0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                       0                  0                  0                  0                 0
Activity during 2005:
     Issued                                           73                197                 29                111                36
     Redeemed                                        (13)                (2)                 0                 (2)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                      60                195                 29                109                36
                                       ================== ================== ================== ================== =================


                                                                                Eaton Vance         Federated
                                             Davis           Dreyfus VIF      VT Floating-Rate       Capital           Federated
                                             Value           Appreciation          Income          Appreciation         Kaufmann
                                           Portfolio          Portfolio             Fund             Fund II            Fund II
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     1,545                  0                  0                  0                 0
Activity during 2004:
     Issued                                        1,518                  0                  0                  4                44
     Redeemed                                       (458)                 0                  0                  0                (1)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   2,605                  0                  0                  4                43
Activity during 2005:
     Issued                                          620                128                 71                 13               196
     Redeemed                                     (1,516)                 0                 (1)                (2)             (156)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   1,709                128                 70                 15                83
                                       ================== ================== ================== ================== =================


                                                                                                                         PIMCO
                                              MFS                               Oppenheimer        Oppenheimer         Commodity
                                            Emerging            OpCap             Capital          Main Street         RealReturn
                                             Growth          Renaissance        Appreciation        Small Cap           Strategy
                                             Series           Portfolio           Fund/VA            Fund/VA           Portfolio
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     1,242                  0                  0                  0                 0
Activity during 2004:
     Issued                                           52                320                  0                  0                 0
     Redeemed                                       (259)              (274)                 0                  0                 0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,035                 46                  0                  0                 0
Activity during 2005:
     Issued                                          119                  7                  4                 25                69
     Redeemed                                       (283)                (9)                 0                  0               (22)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                     871                 44                  4                 25                47
                                       ================== ================== ================== ================== =================


                                            PIMCO              PIMCO                                                   Pioneer
                                            Real               Total              Pioneer            Pioneer           Small Cap
                                            Return             Return             Fund VCT        High Yield VCT       Value VCT
                                           Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                         0              2,924                  0                  0                 0
Activity during 2004:
     Issued                                            0              1,203                  0                  0                 0
     Redeemed                                          0               (962)                 0                  0                 0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                       0              3,165                  0                  0                 0
Activity during 2005:
     Issued                                           25              1,267                 89                  5                 0
     Redeemed                                          0             (1,150)                (4)                 0                 0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                      25              3,282                 85                  5                 0
                                       ================== ================== ================== ================== =================



                                        Roszel / Allianz   Roszel / Allianz                     Roszel / JP Morgan     Roszel /
                                          CCM Capital       NFJ Small Cap    Roszel / Delaware      Small Cap         Lord Abbett
                                          Appreciation          Value              Trend              Growth           Affiliated
                                           Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     1,043                491                331                493               362
Activity during 2004:
     Issued                                          164                501                 84                 82               200
     Redeemed                                       (185)              (277)               (42)               (78)             (323)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,022                715                373                497               239
Activity during 2005:
     Issued                                          157                188                  8                 72                46
     Redeemed                                       (304)              (225)              (210)              (107)              (37)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                     875                678                171                462               248
                                       ================== ================== ================== ================== =================


                                           Roszel /           Roszel /           Roszel /            Seligman          Templeton
                                          Lord Abbett        Lord Abbett          Seligman         Smaller-Cap          Foreign
                                         Bond Debenture     Mid Cap Value      Mid Cap Growth         Value            Securities
                                           Portfolio          Portfolio          Portfolio          Portfolio             Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                       108              1,008                151                136                 0
Activity during 2004:
     Issued                                           30                260                132                281                 0
     Redeemed                                        (37)              (385)               (15)              (299)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                     101                883                268                118                 0
Activity during 2005:
     Issued                                           11                242                 98                 40                15
     Redeemed                                        (40)              (297)               (63)               (70)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                      72                828                303                 88                15
                                       ================== ================== ================== ================== =================


                                           Templeton                             Van Kampen
                                             Growth           Van Kampen          Emerging         Wanger U.S.
                                           Securities          Comstock            Growth            Smaller
                                             Fund             Portfolio          Portfolio          Companies
(In thousands)                         ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2004                         0                  0                103                  0
Activity during 2004:
     Issued                                            0                293                 10                  0
     Redeemed                                          0                (42)               (25)                 0
                                       ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                       0                251                 88                  0
Activity during 2005:
     Issued                                           49                770                  4                 47
     Redeemed                                          0               (270)               (18)                 0
                                       ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                      49                751                 74                 47
                                       ================== ================== ================== ==================


























REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
ML Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the investment division of ML of New York Variable Annuity Separate Account B, comprised of one division investing in the Mercury Domestic Money Market V.I. Fund, (the "Division"), as of December 31, 2005, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Division's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment division owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Division as of December 31, 2005, the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

New York, New York
March 31, 2006

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2005

                                                                                     ======================
                                                                                             Mercury
                                                                                             Domestic
                                                                                           Money Market
                                                                                            V.I. Fund
                                                                                     ======================


Assets
   Investments in FAM Variable Series Funds, Inc. (Note 1):
      Mercury Domestic Money Market V.I. Fund, 889,963 shares
         (Cost $889,963)                                                             $             889,963
                                                                                     ----------------------

Total Assets                                                                         $             889,963
                                                                                     ======================


Net Assets
   Accumulation Units                                                                $             889,963
                                                                                     ======================

   Units Outstanding (Note 8)                                                                       59,619
                                                                                     ======================

   Unit Value                                                                        $               14.93
                                                                                     ======================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                       Division Investing In
                                                                                     ======================
                                                                                             Mercury
                                                                                             Domestic
                                                                                           Money Market
                                                                                            V.I. Fund
                                                                                     ======================

Investment Income:
 Ordinary Dividends (Note 2)                                                         $              16,322
 Mortality and Expense Charges (Note 7)                                                             (3,813)
                                                                                     ----------------------
  Net Investment Income                                                                             12,509
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                          12,509
                                                                                     ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                  0
 Contract Owner Withdrawals                                                                     (3,076,365)
 Transfers In (Note 3)                                                                           3,525,055
 Contract Charges (Note 7)                                                                            (206)
                                                                                     ----------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                                            448,484
                                                                                     ----------------------
Total Increase in Net Assets                                                                       460,993
Net Assets, Beginning of Period                                                                    428,970
                                                                                     ----------------------
Net Assets, End of Period                                                            $             889,963
                                                                                     ======================
See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                       Division Investing In
                                                                                     ====================== ==
                                                                                             Mercury
                                                                                             Domestic
                                                                                           Money Market
                                                                                            V.I. Fund
                                                                                     ====================== ==

Investment Loss:
 Ordinary Dividends (Note 2)                                                         $               5,646
 Mortality and Expense Charges (Note 7)                                                             (4,270)
                                                                                     ----------------------
  Net Investment Income                                                                              1,376
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                           1,376
                                                                                     ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                              1,722
 Contract Owner Withdrawals                                                                     (3,548,139)
 Transfers In (Note 3)                                                                           3,361,376
 Contract Charges (Note 7)                                                                            (148)
                                                                                     ----------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                           (185,189)
                                                                                     ----------------------
Total Decrease in Net Assets                                                                      (183,813)
Net Assets, Beginning of Period                                                                    612,783
                                                                                     ----------------------
Net Assets, End of Period                                                            $             428,970
                                                                                     ======================



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. Only investment divisions with balances at December 31, 2005 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2005 or 2004 are shown in the Statements of Operations and Change in Net Assets. The investment division invests in the shares of the Mercury Domestic Money Market V.I. Fund portfolio of the FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) The investment division was re-branded May 1, 2005, and reflects the name Mercury. The investment advisor to the Mercury Domestic Money Market V.I. Fund portfolio is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of ML of New York. Separate Account B's assets are not chargeable with liabilities arising out of any other business
   ML of New York may conduct.

   The  change in net assets accumulated in Separate  Account  B provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying fund, which values its investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Investment transactions are recorded on the trade date.

   Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  operations  of Separate Account B are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. TRANSFERS IN

   Transfers in include transfers from the investment divisions of ML of New York Variable Annuity Separate Account A.

4. SUBSEQUENT EVENT

   On February 15, 2006, Merrill Lynch announced that it had signed a definitive agreement under which it would transfer its MLIM investment management business to BlackRock, Inc. ("BlackRock") in exchange for a 49.8% interest in the combined firm, including a 45% voting interest.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Mercury Domestic Money Market V.I. Fund                             $           596,034  $           135,041
                                                                    -------------------- --------------------
                                                                    $           596,034  $           135,041
                                                                    ==================== ====================


6. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio  represents the  dividends, excluding distributions of capital gains,  received  by the  investment  division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the  underlying  fund in  which the investment  divisions invest. The expense ratio represents the annualized contract  expenses of the  separate  account, consisting  primarily of  mortality and  expense charges,  for  each  period indicated. The ratios include only those expenses that  result in a direct reduction to unit values. Charges made directly to contract owner accounts  through the redemption  of units and expenses of the  underlying fund  are excluded. The total return amounts  include  changes in the value of the underlying mutual fund, which  includes expenses assessed through the reduction  of unit values. The  ratio does not  include any expenses assessed  through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account.The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Mercury Domestic Money Market V.I. Fund
-----------------------------------
                                                                 Investment         Expense             Total
                      Units         Unit Value     Net Assets   Income Ratio         Ratio              Return
   December 31,   ------------------------------------------------------------ ------------------- ---------------
       2005              59,619   $      14.93   $    889,963            2.78%               0.65%           1.98%
       2004              29,321          14.63        428,970            0.86                0.65           -0.48
       2003              41,996          14.59        612,783            0.62                0.65           -0.21

Reserve Assets V.I. Fund
-----------------------------------
                                                                 Investment         Expense             Total
                      Units         Unit Value     Net Assets   Income Ratio         Ratio              Return
   December 31,   ------------------------------------------------------------ ------------------- ---------------
       2005                                       Division was not available
       2004                                       Division was not available
       2003                   0   $       0.00   $          0            0.00%               0.00%           0.00%
       2002              39,940          14.62        583,720            1.25                0.65            0.52
       2001              57,520          14.53        835,862            3.78                0.65            3.07



7.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.


  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
        Mortality and Expense Charge          Daily - reduction of unit values        1/365 of 0.65% per day

  Contract Charges:
        Contract Maintenance Charge           Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary

        Estate Enhancer Charge provides       Annually - redemption of units          0.25% of  the average  contract  value at the
        coverage  in  addition  to that                                               end  of  each  of  the  prior  four  contract
        provided by the death benefit                                                 quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider


8. UNITS ISSUED AND REDEEMED

Units issued and redeemed by Separate Account B during 2005 and 2004 were as follows:

                                                            Mercury
                                                           Domestic
                                                         Money Market
                                                           V.I. Fund
                                                       =================

Outstanding at January 1, 2004                                   41,996
Activity during 2004:
     Issued                                                      24,255
     Redeemed                                                   (36,930)
                                                       -----------------

Outstanding at December 31, 2004                                 29,321
Activity during 2005:
     Issued                                                      39,193
     Redeemed                                                    (8,895)
                                                       -----------------

Outstanding at December 31, 2005                                 59,619
                                                       =================


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
ML Life Insurance Company of New York

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company") as of December 31, 2005 and 2004, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of ML Life Insurance Company of New York as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."

February 27, 2006

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2005 AND 2004
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                2005              2004
----------------------------------------------   ---------------  ---------------
INVESTMENTS:
    Fixed maturity available-for-sale
      securities, at estimated fair value
      (amortized cost: 2005 - $165,404 ;
      2004 - $177,601)                           $       164,279  $       179,753
    Equity available-for-sale securities, at
      estimated fair value (cost: 2005 - $702;
      2004 - $0)                                             706               --
    Policy loans on insurance contracts, at
      outstanding loan balances                           74,393           76,750
                                                 ---------------  ---------------
      Total Investments                                  239,378          256,503
CASH AND CASH EQUIVALENTS                                 14,650            6,649
ACCRUED INVESTMENT INCOME                                  3,934            3,919
DEFERRED POLICY ACQUISITION COSTS                         23,038           28,132
DEFERRED SALES INDUCEMENTS                                   601               --
OTHER ASSETS                                               3,772            5,978
SEPARATE ACCOUNTS ASSETS                                 946,261          980,398
                                                 ---------------  ---------------
TOTAL ASSETS                                     $     1,231,634  $     1,281,579
                                                 ===============  ===============

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2005 AND 2004
(Dollars in thousands, except common stock par value and shares)

LIABILITIES AND STOCKHOLDER'S EQUITY                 2005             2004
----------------------------------------------  ---------------  --------------
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
            Policyholder account balances       $       168,880  $      185,538
            Future policy benefits                       22,546          22,101
            Claims and claims settlement
              expenses                                    3,329           5,265
                                                ---------------  --------------
              Total Policyholder Liabilities
                and Accruals                            194,755         212,904
    OTHER POLICYHOLDER FUNDS                                264           1,099
    FEDERAL INCOME TAXES - DEFERRED                       2,091           3,871
    FEDERAL INCOME TAXES - CURRENT                          642             734
    AFFILIATED PAYABLES - NET                             2,869           2,357
    OTHER LIABILITIES                                       863              --
    SEPARATE ACCOUNTS LIABILITIES                       946,261         980,398
                                                ---------------  --------------
              Total Liabilities                       1,147,745       1,201,363
                                                ---------------  --------------
STOCKHOLDER'S EQUITY:
    Common stock, $10 par value - 220,000
      shares authorized, issued and outstanding           2,200           2,200
    Additional paid-in capital                           52,310          52,310
    Retained earnings                                    30,556          25,088
    Accumulated other comprehensive income
      (loss)                                             (1,177)            618
                                                ---------------  --------------
              Total Stockholder's Equity                 83,889          80,216
                                                ---------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $     1,231,634  $    1,281,579
                                                ===============  ==============

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                              2005         2004         2003
                                         ------------  -----------  -----------
REVENUES:
    Policy charge revenue                $     18,431  $    18,426  $    16,388
    Net investment income                      11,275       11,222       12,775
    Net realized investment gains               1,799          127          633
                                         ------------  -----------  -----------
        Total Revenues                         31,505       29,775       29,796
                                         ------------  -----------  -----------
BENEFITS AND EXPENSES:
    Interest credited to policyholder
      liabilities                               8,216        9,096        9,756
    Policy benefits (net of reinsurance
      recoveries: 2005 - $98;
      2004 - $1,066; 2003 - $705)               2,501        3,014        4,027
    Reinsurance premium ceded                   1,845        1,722        1,577
    Amortization of deferred policy
      acquisition costs                         7,005          821        4,810
    Insurance expenses and taxes                4,699        3,999        3,562
                                         ------------  -----------  -----------
        Total Benefits and Expenses            24,266       18,652       23,732
                                         ------------  -----------  -----------
        Earnings Before Federal Income
          Tax Provision                         7,239       11,123        6,064
                                         ------------  -----------  -----------
FEDERAL INCOME TAX PROVISION (BENEFIT):
    Current                                     2,585        2,597        4,510
    Deferred                                     (814)         662       (2,818)
                                         ------------  -----------  -----------
        Total Federal Income Tax
          Provision                             1,771        3,259        1,692
                                         ------------  -----------  -----------
EARNINGS BEFORE CHANGE IN ACCOUNTING
  PRINCIPLE                                     5,468        7,864        4,372
                                         ------------  -----------  -----------
        Change in Accounting Principle,
          Net of Tax                               --       (2,032)          --
                                         ------------  -----------  -----------
NET EARNINGS                             $      5,468  $     5,832  $     4,372
                                         ============  ===========  ===========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                               2005         2004        2003
                                           -----------  -----------  ----------
NET EARNINGS                               $     5,468  $     5,832  $    4,372
                                           -----------  -----------  ----------
OTHER COMPREHENSIVE INCOME (LOSS):
    Net unrealized gains (losses) on
      available-for-sale securities:
      Net unrealized holding gains
        (losses) arising during the
        period                                  (1,474)      (2,133)      1,245
      Reclassification adjustment for
        gains included in net earnings          (1,799)        (127)       (321)
                                           -----------  -----------  ----------
      Total net unrealized gains
        (losses) on available-for-sale
        securities                              (3,273)      (2,260)        924
      Adjustments for:
            Policyholder liabilities               512        1,132         864
            Deferred federal income taxes          966          395        (626)
                                           -----------  -----------  ----------
    Total other comprehensive income
      (loss), net of tax                        (1,795)        (733)      1,162
                                           -----------  -----------  ----------
COMPREHENSIVE INCOME                       $     3,673  $     5,099  $    5,534
                                           ===========  ===========  ==========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                                    Accumulated
                                         Additional                    other          Total
                              Common      paid-in      Retained    comprehensive  stockholder's
                               stock      capital      earnings    income (loss)     equity
                            ----------  -----------  ------------  -------------  -------------
BALANCE, JANUARY 1, 2003    $    2,200  $    52,310  $     17,384  $         189  $      72,083
    Net earnings                                            4,372                         4,372
    Other comprehensive
      income, net of  tax                                                  1,162          1,162
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2003       2,200       52,310        21,756          1,351         77,617
    Net earnings                                            5,832                         5,832
    Cash dividend paid to
      parent                                               (2,500)                       (2,500)
    Other comprehensive
      loss, net of tax                                                      (733)          (733)
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2004       2,200       52,310        25,088            618         80,216
    Net earnings                                            5,468                         5,468
    Other comprehensive
      loss, net of tax                                                    (1,795)        (1,795)
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2005  $    2,200  $    52,310  $     30,556  $      (1,177) $      83,889
                            ==========  ===========  ============  =============  =============

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                        2005          2004            2003
                                                   -------------  ------------  --------------
Cash Flows From Operating Activities:
    Net earnings                                   $       5,468  $      5,832  $        4,372
    Noncash items included in earnings:
        Change in accounting principle, net of
          tax                                                 --         2,032              --
        Amortization of deferred policy
          acquisition costs                                7,005           821           4,810
        Capitalization of policy acquisition
          costs                                           (1,911)       (3,924)         (2,323)
        Amortization of deferred sales
          inducements                                        (28)           --              --
        Capitalization of deferred sales
          inducements                                       (573)           --              --
        Amortization of investments                          821           622             689
        Interest credited to policyholder
          liabilities                                      8,216         9,096           9,756
        Change in variable contract reserves                 285          (188)             --
        Provision (benefit) for deferred Federal
          income tax                                        (814)          662          (2,818)
    (Increase) decrease in operating assets:
        Accrued investment income                            (15)          413             513
        Federal income taxes -  current                       --            --           1,628
        Other                                              2,206        (2,330)            495
    Increase (decrease) in operating liabilities:
        Claims and claims settlement expenses             (1,936)        1,338             782
        Other policyholder funds                            (835)       (1,015)          1,327
        Federal income taxes - current                       (92)         (231)            965
        Affiliated payables - net                            512          (480)            367
        Other                                                863           (28)           (470)
    Other operating activities:
        Net realized investment gains                     (1,799)         (127)           (633)
                                                   -------------  ------------  --------------
            Net cash and cash equivalents
              provided by operating activities            17,373        12,493          19,460
                                                   -------------  ------------  --------------
Cash Flow From Investing Activities:
    Proceeds from (payments for):
        Sales of available-for-sale securities            36,283        26,368          38,922
        Maturities of available-for-sale
          securities                                      13,182        26,870          60,331
        Purchases of available-for-sale
          securities                                     (36,992)      (53,564)       (109,475)
        Policy loans on insurance contracts                2,357         4,242           5,611
                                                   -------------  ------------  --------------
            Net cash and cash equivalents
              provided by (used in) investing
              activities                           $      14,830  $      3,916  $       (4,611)
                                                   -------------  ------------  --------------

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                              2005           2004          2003
                                         -------------  -------------  ------------
Cash Flows From Financing Activities:
    Proceeds from (payments for):
            Cash dividend paid to
              parent                     $          --  $      (2,500) $         --
            Policyholder deposits
              (excludes internal policy
              replacement deposits)             35,439         71,983        57,372
            Policyholder withdrawals
              (including transfers from
              separate accounts)               (59,641)       (91,581)      (82,975)

                                         -------------  -------------  ------------

            Net cash and cash
              equivalents used in
              financing activities             (24,202)       (22,098)      (25,603)
                                         -------------  -------------  ------------

NET INCREASE (DECREASE) IN CASH AND

CASH EQUIVALENTS                                 8,001         (5,689)      (10,754)
CASH AND CASH EQUIVALENTS:
        Beginning of year                        6,649         12,338        23,092
                                         -------------  -------------  ------------

        End of year                      $      14,650  $       6,649  $     12,338
                                         =============  =============  ============
Supplementary Disclosure of Cash Flow
Information:
        Cash paid to affiliates for:
                Federal income taxes     $       2,677  $       2,828 $       1,917
                Interest                            67             25            18

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Policy loans on insurance contracts are stated at unpaid principal balances.

DEFERRED POLICY ACQUISITION COSTS ("DAC"): Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                       2005        2004         2003
                   -----------  -----------  -----------
Beginning balance  $     8,167  $     8,830  $     9,703
Interest accrued           613          662          728
Amortization            (1,831)      (1,325)      (1,601)
                   -----------  -----------  -----------
Ending balance     $     6,949  $     8,167  $     8,830
                   ===========  ===========  ===========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2006     $    815
2007     $    737
2008     $    697
2009     $    686
2010     $    681

DEFERRED SALES INDUCEMENTS: The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. The expense associated with offering this bonus is deferred and amortized over the anticipated life of the related contracts consistent with the amortization of DAC.

SEPARATE ACCOUNTS: The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, policy administration and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES: The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products       4.00%
Interest-sensitive deferred annuities  3.00% - 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS: The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guarantee benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 8.80%. Liabilities for guarantee benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

FEDERAL INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

ACCOUNTING PRONOUNCEMENTS: In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the Financial Statement impact related to the adoption of SOP 05-1.

On January 1, 2004, the Company adopted the provisions of Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $3,120 increase in policyholder liabilities and a $6 decrease in DAC resulting in a charge to earnings of $2,032, net of a federal income tax benefit of $1,094, which was reported as a cumulative effect of a change in accounting principle during 2004. Excluding the cumulative effect of a change in accounting principle during 2004, the changes in policyholder liabilities related to SOP 03-1 did not have a material impact on the company's Statements of Earnings for the years ended December 31, 2005 and 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments at December 31 were:

                                                  2005             2004
                                             ---------------  --------------
Assets:
    Fixed maturity securities (1)            $       164,279  $      179,753
    Equity securities (1)                                706             --
    Policy loans on insurance contracts (2)           74,393          76,750
    Cash and cash equivalents (3)                     14,650           6,649
    Separate Accounts assets (4)                     946,261         980,398
                                             ---------------  --------------

Total assets                                 $     1,200,289  $    1,243,550
                                             ===============  ==============

Liabilities:
    Policyholder account balances            $       168,880  $      185,538
                                             ===============  ==============

---------

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value, having an amortized cost of $27,093 and $31,189, had an estimated fair value of $27,223 and $31,752, respectively.

(2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(3) The estimated fair value of cash and cash equivalents approximates the carrying value.

(4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities at December 31 were:

                                             2005
                        --------------------------------------------------
                                        Gross       Gross      Estimated
                          Amortized   Unrealized  Unrealized     Fair
                            Cost         Gains      Losses       Value
                        ------------  ----------  ----------  ------------
Fixed maturity
  securities:
    Corporate debt
      securities        $    151,263  $    1,052  $    2,650  $    149,665
    U.S. Government
      and agencies             7,043         221          --         7,264
    Foreign
      governments              4,499         324          59         4,764
    Mortgage-backed
      securities               2,599          34          47         2,586
                        ------------  ----------  ----------  ------------

Total fixed
  maturity securities   $    165,404  $    1,631  $    2,756  $    164,279
                        ============  ==========  ==========  ============

Equity securities:
    Non redeemable
      preferred stock   $        702  $        4  $       --  $        706
                        ============  ==========  ==========  ============

                                             2004
                       --------------------------------------------------
                                       Gross       Gross      Estimated
                        Amortized    Unrealized  Unrealized      Fair
                           Cost        Gains       Losses       Value
                       ------------  ----------  ----------  ------------
Fixed maturity
 securities:
    Corporate debt
     securities        $    164,746  $    2,675  $    1,371  $    166,050
    U.S. Government
     and agencies             7,048         508          --         7,556
    Foreign
     governments              4,501         316          22         4,795
    Mortgage-backed
     securities               1,306          56          10         1,352
                       ------------  ----------  ----------  ------------
Total fixed
 maturity securities   $    177,601  $    3,555  $    1,403  $    179,753
                       ============  ==========  ==========  ============

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31 were:

                                                            2005
                           --------------------------------------------------------------------------
                              Less Than 12 Months      More Than 12 Months             Total
                           -----------------------  -----------------------  ------------------------
                            Estimated   Unrealized   Estimated   Unrealized    Estimated   Unrealized
                           Fair Value     Losses    Fair Value     Losses     Fair Value     Losses
                           -----------  ----------  ----------  -----------  ------------  ----------
Fixed maturity
 securities:
    Corporate debt
     securities            $    54,548  $      874  $   64,241  $     1,776  $    118,789  $    2,650
    Foreign
     governments                    --          --       2,440           59         2,440          59
    Mortgage-backed
     securities                  1,469          21         743           26         2,212          47
                           -----------  ----------  ----------  -----------  ------------  ----------
Total temporarily
impaired securities        $    56,017  $      895  $   67,424  $     1,861  $    123,441  $    2,756
                           ===========  ==========  ==========  ===========  ============  ==========

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no realized investment losses due to other-than-temporary declines in fair value for the years ended December 31, 2005 and 2004. The Company recorded realized investment losses due to other-than-temporary declines in fair value of $786 for the year ended December 31, 2003.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                       2005
                                            --------------------------
                                              Amortized     Estimated
                                                Cost       Fair Value
                                            ------------  ------------
Fixed maturity securities:
    Due in one year or less                 $     43,051  $     42,782
    Due after one year through five years        102,664       100,914
    Due after five years through ten years         9,708         9,742
    Due after ten years                            7,382         8,255
                                            ------------  ------------
                                                 162,805       161,693

    Mortgage-backed securities                     2,599         2,586
                                            ------------  ------------

Total fixed maturity securities             $    165,404  $    164,279
                                            ============  ============

                                                      2004
                                            --------------------------
                                              Amortized     Estimated
                                                Cost       Fair Value
                                            ------------  ------------
Fixed maturity securities:
    Due in one year or less                 $     12,678  $     12,751
    Due after one year through five years        140,870       141,725
    Due after five years through ten years        14,094        14,586
    Due after ten years                            8,653         9,339
                                            ------------  ------------
                                                 176,295       178,401

    Mortgage-backed securities                     1,306         1,352
                                            ------------  ------------

Total fixed maturity securities             $    177,601  $    179,753
                                            ============  ============

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                       2005
                                            --------------------------
                                              Amortized      Estimated
                                                Cost        Fair Value
                                            ------------  ------------
AAA                                         $     37,172  $     37,277
AA                                                28,547        27,906
A                                                 72,124        71,953
BBB                                               25,338        24,958
Below investment grade                             2,223         2,185
                                            ------------  ------------

Total fixed maturity securities             $    165,404  $    164,279
                                            ============  ============
Investment grade                                      99%           99%
Below investment grade                                 1%            1%

                                                       2004
                                            --------------------------
                                              Amortized      Estimated
                                                Cost        Fair Value
                                            ------------  ------------
AAA                                         $     41,191  $     41,917
AA                                                35,057        35,057
A                                                 77,483        78,885
BBB                                               23,870        23,894
                                            ------------  ------------

Total fixed maturity securities             $    177,601  $    179,753
                                            ============  ============
Investment grade                                     100%          100%

The Company has recorded certain adjustments to policyholder account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                       2005         2004
                                                   -----------   -----------
Assets:
    Fixed maturity securities                      $    (1,125)  $     2,152
    Equity securities                                        4            --
    Federal income taxes - deferred                        634            --
                                                   -----------   -----------
                                                          (487)        2,152
                                                   -----------   -----------

Liabilities:
    Policyholders' account balances                        690         1,202
    Federal income taxes - deferred                         --           332
                                                   -----------   -----------
                                                           690         1,534
                                                   -----------   -----------

Stockholder's equity:
    Accumulated other comprehensive income (loss)  $    (1,177)  $       618
                                                   ===========   ===========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                      2005         2004         2003
                                  -----------  ------------  -----------
Proceeds                          $    36,283  $     26,368  $    38,922
Gross realized investment gains         2,114           280        2,485
Gross realized investment losses          315           153        1,852

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $17,299, $14,811 and $7,903 for the years ended December 31, 2005, 2004, and 2003, respectively.

The Company had investment securities with a carrying value of $869 and $906 that were deposited with insurance regulatory authorities at December 31, 2005 and 2004, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                          2005         2004         2003
                                     ------------  -----------  ------------
Fixed maturity securities            $      7,411  $     7,416  $      8,589
Policy loans on insurance contracts         3,679        3,751         4,004
Cash and cash equivalents                     480          265           221
Equity securities                              17           --           206
Other                                          --          129            52
                                     ------------  -----------  ------------

Gross investment income                    11,587       11,561        13,072
Less investment expenses                     (312)        (339)         (297)
                                     ------------  -----------  ------------

Net investment income                $     11,275  $    11,222  $     12,775
                                     ============  ===========  ============

Net realized investment gains (losses), for the years ended December 31 were as follows:

                                  2005       2004     2003
                               ----------  --------  -------
Fixed maturity securities      $    1,799  $    127  $   460
Equity securities                      --        --      173
                               ----------  --------  -------

Net realized investment gains  $    1,799  $    127  $   633
                               ==========  ========  =======

NOTE 4. DAC

The components of amortization of DAC for the years ended December 31 were as follows:

                                            2005        2004        2003
                                        ----------  -----------  ----------
Normal amortization related to life
  insurance and annuity contracts       $    3,820  $     3,788  $    3,774
Unlocking related to life insurance
  products                                    (157)         --          507
Unlocking related to annuity insurance
  products                                   3,342       (2,967)        529
                                        ----------  -----------  ----------

Total amortization of DAC               $    7,005  $       821  $    4,810
                                        ==========  ===========  ==========

During 2005, the Company lowered its future gross profit assumptions on certain life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Company's variable annuity separate accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. DEFERRED SALES INDUCEMENTS

During May 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The expense associated with offering the deferred sales inducement and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings. The deferred sales inducement asset at December 31, 2005 was $601.

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEES

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEES

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed minimum income benefit ("GMIB"). In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) the contract value on specified contract anniversaries, ii) return of contract deposits, or iii) some combination of these benefits. Each benefit type is reduced for contract withdrawals. In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised. The Company began offering GMIB benefits in 2003.

The Company had the following variable annuity contracts containing guarantees at December 31:

                                   2005                    2004
                          -----------------------     -------------------------
                              GMDB        GMIB            GMDB         GMIB
                          ------------  ---------     ------------  -----------
Net amount at risk (1)    $     49,572  $     100     $     63,233  $    --
Average attained age of
  contract owners                   67         59               67       58
Weighted average period
  remaining until expected
  annuitization                    n/a      9 yrs              n/a    9 yrs

------------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.


Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner determined in accordance with the terms of the contract in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing guarantees as a component of future policy benefits in the Balance Sheets. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The GMDB liability is determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity liability for each type of guarantee at December 31, 2005 was as follows:

                                 GMDB      GMIB
                              ----------  ------
Balance at January 1, 2005    $    2,863  $   26
Guarantee benefits incurred        1,345      50
Guarantee benefits paid             (892)     --
Unlocking                           (233)     --
                              ----------  ------

Balance at December 31, 2005  $    3,083  $   76
                              ==========  ======

At December 31, contract owners' account balances by mutual fund class for contracts containing guarantee provisions were distributed as follows:

                                             2005
                   -------------------------------------------------------------
                     Money
                     Market      Bond     Equity  Balanced   Other      Total
                   -----------  -------  -------  ---------  -----  ------------
GMDB only          $    53,033  117,433  371,277     20,933    161  $    562,837
GMIB and GMDB (2)       17,093   20,512   79,528      3,815    699       121,647
GMIB only                   --      513    1,847        316    114         2,790
                   -----------  -------  -------     ------   ----  ------------

Total              $    70,126  138,458  452,652     25,064    974  $    687,274
                   ===========  =======  =======     ======   ====  ============

                                            2004
                   ------------------------------------------------------
                      Money
                      Market    Bond      Equity   Balanced      Total
                   -----------  -------  -------  ---------  ------------
GMDB only          $    24,189  136,476  410,449     53,533  $    624,647
GMIB and GMDB (2)        2,516   15,743   59,369      9,746        87,374
                   -----------  -------  -------     ------  ------------

Total              $    26,705  152,219  469,818     63,279  $    712,021
                   ===========  =======  =======     ======  ============

--------------
(2) Certain variable annuity contracts with GMIB provisions include a GMDB provision.

At December 31, 2005, $1,488 of contract owner's account balances did not contain any guarantee provisions. At December 31, 2004, all contract owners' account balances contained guarantee provisions.

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEES

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing guarantees as a component of future policy benefits. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2005 and 2004 was $205 and $191, respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                  2005          2004
              ------------  ------------
Balanced      $    102,463  $    104,748
Equity              83,953        88,514
Bond                35,692        38,075
Money market        33,530        35,725
Other                1,861         1,315
              ------------  ------------

Total         $    257,499  $    268,377
              ============  ============

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                            2005       2004        2003
                                        ----------  ----------  ----------
Provision for income taxes computed at
  Federal statutory rate                $    2,533  $    3,893  $    2,123
Increase (decrease) in income taxes
  resulting from:
    Dividend received deduction               (772)       (622)       (243)
        Foreign tax credit                      10         (12)       (188)
                                        ----------  ----------  ----------

Federal income tax provision            $    1,771  $    3,259  $    1,692
                                        ==========  ==========  ==========

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                           2005         2004        2003
                                       -----------  ----------  -----------
DAC (1)                                $    (1,401) $    1,414  $      (508)
Policyholder account balances (1)             (316)       (733)      (2,308)
Deferred sales inducements                     210          --           --
Investment adjustments                         693         (19)          (2)
                                       -----------  ----------  -----------
Deferred Federal income tax provision
  (benefit)                            $      (814) $      662  $    (2,818)
                                       ===========  ==========  ===========

---
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

      Deferred tax assets and liabilities at December 31 were as follows:

                                                     2005       2004
                                                  ----------  ---------
Deferred tax assets:
    Policyholder account balances                 $    3,067  $   2,751
    Investment adjustments                               772      1,465
    Net unrealized investment loss on investment
      securities                                         634         --
                                                  ----------  ---------
Total deferred tax assets                              4,473      4,216
                                                  ----------  ---------

Deferred tax liabilities:
    DAC                                                6,354      7,755
    Deferred sales inducements                           210         --
    Net unrealized investment gain on investment
      securities                                          --        332
                                                  ----------  ---------
Total deferred tax liabilities                         6,564      8,087
                                                  ----------  ---------

Net deferred tax liability                        $    2,091  $   3,871
                                                  ==========  =========

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $112 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2005, the Company had the following life insurance inforce:

                                                                             Percentage
                                        Ceded to     Assumed                  of amount
                           Gross         other      from other      Net      assumed to
                           amount       companies   companies      amount        net
                        ------------  -----------  -----------  -----------  ----------
Life insurance inforce  $    622,008  $    83,655  $     2,158  $   540,511         0.4%

In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2005, 83% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $3,954, $3,616 and $3,441 for 2005, 2004 and 2003, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $67, $25 and $18 for 2005, 2004 and 2003, respectively. Intercompany interest is included in net investment income.

The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $155, $169 and $171 for 2005, 2004 and 2003, respectively.

MLIG has entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $205, $180 and $101 during 2005, 2004 and 2003, respectively.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,042, $3,304 and $2,267 for 2005, 2004 and 2003, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2005 and 2003, the Company did not pay a dividend. During 2004, the Company paid an ordinary cash dividend of $2,500 to MLIG. Pending regulatory approval, the Company intends to pay a cash dividend during 2006.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

Statutory capital and surplus at December 31, 2005 and 2004, was $43,307 and $32,680, respectively. At December 31, 2005 and 2004, approximately $4,111 and $3,048, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the New York Insurance Department.

The Company's statutory net income for 2005, 2004 and 2003 was $10,662, $7,141 and $6,567, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2005, and 2004, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts, for the years ended December 31.

                                                  Life Insurance
                                       ------------------------------------------
                                           2005          2004            2003
                                       ------------  -------------   ------------
Policy charge revenue                  $      7,346  $       7,624   $      7,605
Net interest spread (1)                       1,045            552            485
Net realized investment gains                    --             --             --
                                       ------------  -------------   ------------

Net revenues                                  8,391          8,176          8,090
                                       ------------  -------------   ------------
Policy benefits                               1,365          1,705          2,114
Reinsurance premium ceded                     1,439          1,479          1,562
Amortization of DAC                           1,476          1,130          1,632
Insurance expenses and taxes                  1,311          1,269          1,219
                                       ------------  -------------   ------------

Net benefits and expenses                     5,591          5,583          6,527
                                       ------------  -------------   ------------
Earnings before federal income tax
  provision                                   2,800          2,593          1,563
                                       ------------  -------------   ------------

Federal income tax provision                    700            520            306
                                       ------------  -------------   ------------
Earnings before change in accounting
  principle                                   2,100          2,073   $      1,257
                                       ------------  -------------   ------------
Change in accounting principle, net
  of tax                                         --           (115)            --
                                       ------------  -------------   ------------

Net earnings                           $      2,100  $       1,958   $      1,257
                                       ============  =============   ============
Balance Sheet Information:

Total assets                           $    359,982  $     380,257   $    397,569
DAC                                           7,655          9,119         10,179
Policyholder liabilities and accruals        85,973         90,451         93,172
Other policyholder funds                        431            449            677

                                                        Annuities
                                       -------------------------------------------
                                            2005           2004           2003
                                       -------------  -------------   ------------
Policy charge revenue                  $      11,085  $      10,802   $      8,783
Net interest spread (1)                        1,055            707          1,697
Net realized investment gains                  1,799            113            633
                                       -------------  -------------   ------------

Net revenues                                  13,939         11,622         11,113
                                       -------------  -------------   ------------

Policy benefits                                1,136          1,309          1,913
Reinsurance premium ceded                        406            243             15
Amortization of DAC                            5,529           (309)         3,178
Insurance expenses and taxes                   3,388          2,730          2,343
                                       -------------  -------------   ------------

Net benefits and expenses                     10,459          3,973          7,449
                                       -------------  -------------   ------------
Earnings before federal income tax
  provision                                    3,480          7,649          3,664
                                       -------------  -------------   ------------

Federal income tax provision                     736          2,431          1,093
                                       -------------  -------------   ------------
Earnings before change in accounting
  principle                                    2,744          5,218          2,571
                                       -------------  -------------   ------------
Change in accounting principle, net
  of tax                                          --         (1,917)            --
                                       -------------  -------------   ------------

Net earnings                           $       2,744  $       3,301   $      2,571
                                       =============  =============   ============
Balance Sheet Information:

Total assets                           $     837,047  $     875,359   $    831,328
DAC                                           15,383         19,013         14,856
Policyholder liabilities and accruals        108,782        122,453        127,096
Other policyholder funds                        (167)           650          1,437

                                                      Other
                                        -----------------------------------
                                            2005        2004        2003
                                        -----------  ----------  ----------
Policy charge revenue                   $        --   $      --  $       --
Net interest spread (1)                         959         867         837
Net realized investment gains                    --          14          --
                                        -----------  ----------  ----------

Net revenues                                    959         881         837
                                        -----------  ----------  ----------
Earnings before federal income tax
  provision                                     959         881         837
                                        -----------  ----------  ----------

Federal income tax provision                    335         308         293
                                        -----------  ----------  ----------

Net earnings                            $       624         573  $      544
                                        ===========  ==========  ==========
Balance Sheet Information:

Total assets                            $    34,605  $   25,963  $   22,863

-------------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's total revenues by contract type for the years ended December 31.

                                      2005        2004        2003
                                   ----------  ----------  ----------
Life Insurance:
    Variable life                  $    8,346  $    8,134  $    8,041
    Interest-sensitive whole life          45          42          49
                                   ----------  ----------  ----------

Total Life Insurance                    8,391       8,176       8,090
                                   ----------  ----------  ----------
Annuities:
    Variable annuities                 11,658      11,325       9,587
    Interest-sensitive annuities        2,281         297       1,526
                                   ----------  ----------  ----------

Total Annuities                        13,939      11,622      11,113
                                   ----------  ----------  ----------

Other                                     959         881         837
                                   ----------  ----------  ----------

Net Revenues                       $   23,289  $   20,679  $   20,040
                                   ==========  ==========  ==========

                                  * * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2005 and for the two
                    years ended December 31, 2005 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement).
      (2)          Financial Statements of ML of New York Variable Annuity
                    Separate Account B as of December 31, 2005 and for the two
                    years ended December 31, 2005 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement).
      (3)          Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2005 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information (Part B of the Registration
                    Statement).
(b)  Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A and ML of New York
                    Variable Annuity Separate Account B (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
      (2)          Not Applicable
      (3)          Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
      (4) (a)      Individual Variable Annuity Contract issued by ML Life
                    Insurance Company of New York (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (b)      ML Life Insurance Company of New York Contingent Deferred
                    Sales Charge Waiver Endorsement (Incorporated by Reference
                    to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (c)      ML Life Insurance Company of New York Individual Retirement
                   Annuity Endorsement (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (d)      ML Life Insurance Company of New York Endorsement (MLNY008)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-45380
                    Filed April 26, 1995).
          (e)      ML Life Insurance Company of New York Endorsement. (MLNY011)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-45380
                    Filed April 26, 1995).
          (f)      ML Life Insurance Company of New York Individual Variable
                    Annuity Contract (MLNY-VA-001NY1) (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 7 to
                    Form N-4, Registration No. 33-45380 Filed April 26, 1995).
          (g)      ML Life Insurance Company of New York Endorsement (MLNY013)
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (h)      ML Life Insurance Company of New York Endorsement (MLNY014)
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).

          (i)      Tax-Sheltered Annuity Endorsement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 15 to Form
                    N-4, Registration No. 33-43773 Filed April 13, 1999).
          (j)      Guaranteed Minimum Income Benefit Endorsement. (Incorporated
                    by Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 20 to Form N-4,
                    Registration No. 33-43654 Filed August 15, 2002).
      (5)          ML Life Insurance Company of New York Variable Annuity
                    Application. (Incorporated by Reference to ML of New York
                    Variable Annuity Separate Account A's Post-Effective
                    Amendment No. 20 to Form N-4, Registration No. 33-43654
                    Filed August 15, 2002).
      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
      (6) (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 filed December 9,
                    1996).
      (7)          Not Applicable
      (8) (a)      Amended General Agency Agreement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed April 28, 1994).
          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (c)      Management Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Reserve Assets
                    Fund (Incorporated by Reference to Post-Effective Amendment
                    No. 10 to Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996).
          (e)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (f)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (g)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (h)      Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency, Inc.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).

                      (i)        Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and
                                  Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243
                                  Filed November 3, 1999).
                      (j)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill
                                  Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life
                                  Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5
                                  to Form N-4, Registration No. 33-45380 Filed April 28, 1994).
                      (k)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life
                                  Insurance Company of New York. (Incorporated by Reference to Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (l)        Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and
                                  ML Life Insurance Company of New York. (Incorporated by Reference to ML of New York Variable
                                  Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-34894
                                  Filed April 17, 2000).
                      (m)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc.
                                  and ML Life Insurance Company of New York (Incorporated by Reference to Post-Effective
                                  Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP
                      (b)        Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable
                (12)             Not Applicable
                (13)  (a)        Powers of Attorney (Incorporated by Reference to ML of New York Variable Annuity Separate
                                  Account A's Post-Effective Amendment No. 4 to Form N-4, Registration No. 333-119611 Filed
                                  April 21, 2006).


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*


             NAME                     PRINCIPAL BUSINESS ADDRESS        POSITION WITH DEPOSITOR*
-------------------------------  -------------------------------------  ------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,              Director, Chairman of
                                 2(nd) Floor,                           the Board, President,
                                 Pennington, NJ 08534                   Chief Executive Officer
                                                                        and Chief Actuary.
Frederick J.C. Butler            Bentley Associates LP                  Director.
                                 101 Park Avenue, 22nd Floor
                                 New York, NY 10178
John C. Carroll                  800 Scudders Mill Road -- 3D           Director and Senior Vice
                                 Plainsboro, NJ 08536                   President.
Richard M. Drew                  3430 81st Street, Apt. #2              Director.
                                 Jackson Heights, NY 11372
Robert L. Israeloff              455 Longboat Club Road,                Director.
                                 Apt. 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1300 Merrill Lynch Drive,              Director, Senior Vice
                                 2(nd) Floor,                           President, Chief
                                 Pennington, NJ 08534                   Financial Officer, and
                                                                        Treasurer.

             NAME                     PRINCIPAL BUSINESS ADDRESS        POSITION WITH DEPOSITOR*
-------------------------------  -------------------------------------  ------------------------
Robert A. King                   119 Formby                             Director.
                                 Williamsburg, VA 23188
Paul Michalowski                 1300 Merrill Lynch Drive,              Director and Vice
                                 2(nd) Floor                            President.
                                 Pennington, NJ 08534
Irving M. Pollack                11400 Strand Drive                     Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             800 Scudders Mill Road -- 3D           Director and Senior Vice
                                 Plainsboro, NJ 08536                   President.
Lori M. Salvo                    1300 Merrill Lynch Drive,              Director, Vice
                                 2(nd) Floor,                           President, Chief
                                 Pennington, NJ 08534                   Compliance Officer,
                                                                        Senior Counsel, Director
                                                                        of Compliance, and
                                                                        Secretary.
Cynthia Kahn Sherman             4101 Gulf Shore Blvd. North            Director.
                                 PH 4
                                 Naples, FL 34103
Barry G. Skolnick                1300 Merrill Lynch Drive,              Director, Senior Vice
                                 2(nd) Floor,                           President, and General
                                 Pennington, NJ 08534                   Counsel.
Joseph Benesch                   1300 Merrill Lynch Drive,              Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Andrew J. Bucklee                1300 Merrill Lynch Drive,              Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,              Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor,                           Product Actuary.
                                 Pennington, NJ 08534
Elizabeth Garrison               1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor,                           Controller.
                                 Pennington, NJ 08534
Frances C. Grabish               1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor,                           Senior Counsel.
                                 Pennington, NJ 08534
Roger Helms                      1300 Merrill Lynch Drive,              Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Sharon Hockersmith               4804 Deer Lake Drive East              Senior Vice President,
                                 Jacksonville, FL 32246                 Administration.
Radha Lakshminarayanan           1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor                            Corporate Actuary.
                                 Pennington, NJ 08534
Kirsty Lieberman                 1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor                            Senior Counsel.
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor,                           Appointed Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor,                           Senior Compliance
                                 Pennington, NJ 08534                   Officer.
Jane R. Michael                  4804 Deer Lake Drive East              Vice President.
                                 Jacksonville, FL 32246
Terry L. Rapp                    1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor,                           Senior Compliance
                                 Pennington, NJ 08534                   Officer.
Sarah Scanga                     1300 Merrill Lynch Drive,              Vice President.
                                 2(nd) Floor
                                 Pennington, NJ 08534

             NAME                     PRINCIPAL BUSINESS ADDRESS        POSITION WITH DEPOSITOR*
-------------------------------  -------------------------------------  ------------------------
Cheryl Y. Sullivan               1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor                            Counsel.
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,              Vice President and
                                 2(nd) Floor,                           Senior Compliance
                                 Pennington, NJ 08534                   Officer.
Kelley Woods                     4804 Deer Lake Drive East              Vice President.
                                 Jacksonville, FL 32246


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.


                         SUBSIDIARIES OF THE REGISTRANT



     The following are subsidiaries of ML & Co. as of December 31, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
     Merrill Lynch Singapore Commodities Pte. Ltd. .....        Singapore
     The Advest Group, Inc. ............................        Delaware
       Advest, Inc. ....................................        Delaware
          Advest Insurance Agency, Inc. ................        Massachusetts
          Balanced Capital Services, Inc. ..............        Connecticut
       Vercoe Insurance Agency, Inc. ...................        Ohio
     Merrill Lynch Capital Services, Inc. ..............        Delaware
       Merrill Lynch Commodities, Inc. .................        Delaware
          Merrill Lynch Commodities (Europe) Holdings
            Limited (4).................................        England
            Merrill Lynch Commodities (Europe)
               Limited..................................        England
               Merrill Lynch Commodities (Europe)
                 Trading Limited........................        England
               Merrill Lynch Commodities GmbH...........        Germany
     Merrill Lynch Government Securities, Inc. .........        Delaware
       Merrill Lynch Money Markets Inc. ................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Group, Inc. .........................        Delaware
       Investor Protection Insurance Company............        Vermont
       Merrill Lynch Credit Reinsurance Limited.........        Bermuda
       FAM Distributors, Inc. ..........................        Delaware
       Merrill Lynch Investment Holdings (Mauritius)
          Limited (5)...................................        Mauritius
          Merrill Lynch (Mauritius) Investments
            Limited.....................................        Mauritius
       ML Invest Holdings Limited (6)...................        England
       Merrill Lynch Investment Managers Group Limited
          (7)...........................................        England
          Mercury Carry Company Ltd. (Isle of Man)......        Isle of Man
          Merrill Lynch Pensions Limited................        England
          Merrill Lynch Investment Managers Holdings
            Limited (8).................................        England
            Merrill Lynch Fund Managers Limited.........        England
            Merrill Lynch Investment Managers Limited
               (9)......................................        England
               Merrill Lynch Investment Managers Societa
                 di Gestione del Risparmio S.p.A. ......        Italy
            Merrill Lynch Investment Managers
               International Limited (10)...............        England
       Merrill Lynch Investment Managers (Finance)
          Limited.......................................        England
          Merrill Lynch Investment Managers Holdings
            B.V. (11)...................................        Netherlands
            Merrill Lynch Investment Managers
               (Netherlands) B.V. ......................        Netherlands
            Merrill Lynch Investment Managers (Channel
               Islands) Limited.........................        England
            Merrill Lynch Investment Managers (Dublin)
               Limited..................................        Ireland
            Merrill Lynch Investment Managers
               (Luxembourg) S.A. .......................        Luxembourg
            Merrill Lynch Investment Managers Limited
               (Australia)..............................        Australia
            Merrill Lynch Investment Managers (Isle of
               Man) Holdings Limited....................        Isle of Man
               Merrill Lynch Fund Managers (Isle of Man)
                 Limited................................        Isle of Man
               Merrill Lynch Insurance PCC Limited......        Isle of Man
     Princeton Services, Inc. ..........................        Delaware
       Fund Asset Management, L.P. (12).................        Delaware
          IQ Investment Advisors LLC....................        Delaware
       Princeton Administrators, L.P. (11)..............        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Investment Managers, L.P. (11).....        Delaware
          Merrill Lynch Investment Managers Co.,
            Ltd. .......................................        Japan
          Merrill Lynch Investment Managers, LLC........        Delaware
          Merrill Lynch Alternative Investments LLC.....        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
       Merrill Lynch International Bank Limited (13)....        England
          Mortgages 1 Limited...........................        England
          Majestic Acquisitions Limited.................        England
            Mortgage Holdings Limited...................        England
            Mortgages PLC...............................        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
            MLBS Fund Management S.A. ..................        Switzerland
     Merrill Lynch Diversified Investments, LLC.........        Delaware
       Merrill Lynch Credit Products, LLC...............        Delaware
          Merrill Lynch Mortgage Capital Inc. ..........        Delaware
            Merrill Lynch Mortgage Lending, Inc. .......        Delaware
            Wilshire Credit Corporation.................        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch PCG, Inc. .........................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
       ML Leasing Equipment Corp. (14)..................        Delaware
       Merrill Lynch Canada Holdings Company............        Nova Scotia
          Merrill Lynch Canada Finance Company (15).....        Nova Scotia
          Merrill Lynch & Co., Canada Ltd. (16).........        Ontario
            Merrill Lynch Financial Assets Inc. ........        Canada
            Merrill Lynch Canada Inc. ..................        Canada
     Merrill Lynch Bank USA.............................        Utah
       MLBUSA Funding Corporation.......................        Delaware
       Merrill Lynch Business Financial Services Inc.
          (18)..........................................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Credit Corporation.................        Delaware
          Merrill Lynch NJ Investment Corporation.......        New Jersey
       Merrill Lynch Utah Investment Corporation........        Utah
       Merrill Lynch Community Development Company,
          LLC...........................................        New Jersey
       Merrill Lynch Commercial Finance Corp. ..........        Delaware
       Merrill Lynch Private Finance Inc. ..............        Delaware
     Merrill Lynch International Incorporated...........        Delaware
       Merrill Lynch Futures Asia Limited...............        Taiwan
       Merrill Lynch Futures (Hong Kong) Limited........        Hong Kong
       Merrill Lynch Taiwan Limited.....................        Taiwan
       Merrill Lynch International Bank.................        Federal
       Merrill Lynch Reinsurance Solutions LTD..........        Bermuda
       Merrill Lynch (Australasia) Pty Limited..........        New South Wales, Australia
          Merrill Lynch Finance (Australia) Pty
            Limited.....................................        Victoria, Australia
          Merrill Lynch Markets (Australia) Pty
            Limited.....................................        New South Wales, Australia
            Equity Margins Ltd. ........................        Victoria, Australia
            Merrill Lynch (Australia) Pty. Ltd. ........        New South Wales, Australia
            Merrill Lynch Equities (Australia)
               Limited..................................        Victoria, Australia
            Merrill Lynch Private (Australia) Limited...        New South Wales, Australia
            Berndale Securities Limited.................        Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited................................        New South Wales, Australia
            Merrill Lynch International (Australia)
               Limited..................................        New South Wales, Australia
               Merrill Lynch (Australia) Futures
                 Limited................................        New South Wales, Australia
       Merrill Lynch Japan Securities Co., Ltd. ........        Japan
          Merrill Lynch Japan Finance Co., Ltd. ........        Japan
       Merrill Lynch International Holdings Inc. .......        Delaware
          Merrill Lynch France S.A.S. ..................        France
            Merrill Lynch Capital Markets (France)
               S.A.S. ..................................        France
            Merrill Lynch, Pierce, Fenner & Smith SAS...        France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa....................................        Mexico
            PT Merrill Lynch Indonesia (19).............        Indonesia
            Merrill Lynch (Asia Pacific) Limited........        Hong Kong
               Merrill Lynch Far East Limited...........        Hong Kong
            Merrill Lynch Bank and Trust Company
               (Cayman) Limited.........................        Cayman Islands, British West
                                                                  Indies
               Institucion Financiera Externa Merrill
                 Lynch Bank (Uruguay) S.A. .............        Uruguay
               Merrill Lynch Espanola Agencia de Valores
                 S.A. ..................................        Spain
          Merrill Lynch Capital Markets AG (20).........        Switzerland

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
          Merrill Lynch Europe PLC (21).................        England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. ...................        Luxembourg
            Merrill Lynch Asset Management U.K.
               Limited..................................        England
            Merrill Lynch Global Asset Management
               Limited..................................        England
            Merrill Lynch, Pierce, Fenner & Smith
               Limited..................................        England
            ML UK Capital Holdings (22).................        England
               Merrill Lynch International (23).........        England
            Merrill Lynch Europe Intermediate
               Holdings.................................        England
               Merrill Lynch Capital Markets Espana
                 S.A., S.V. ............................        Spain
            Merrill Lynch (Singapore) Pte. Ltd. (24)....        Singapore
            Merrill Lynch South Africa (Pty) Ltd.
               (25).....................................        South Africa
          Merrill Lynch Argentina S.A. .................        Argentina
          Merrill Lynch Pierce Fenner & Smith de
            Argentina S.A.F.M. y de M (26)..............        Argentina
          Banco Merrill Lynch de Investimentos S.A. ....        Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios......................        Brazil
          Merrill Lynch S.A. ...........................        Luxembourg
          Merrill Lynch Europe Ltd. ....................        Cayman Islands, British West
                                                                  Indies
     Herzog, Heine, Geduld, LLC.........................        Delaware
     Merrill Lynch Financial Markets Inc. ..............        Delaware
     The Princeton Retirement Group, Inc. ..............        Delaware
       GPC Securities, Inc. ............................        Georgia


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (6) Held through several intermediate holding companies.



 (7) Held through several intermediate holding companies.



 (8) Held through several intermediate holding companies.



 (9) Held through several intermediate holding companies.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.



(13) Held through several intermediate holding companies.



(14) This corporation has 26 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(15) Held through several intermediate holding companies.



(16) Held through several intermediate holding companies.



(17) Held through several intermediate holding companies.



(18) Also conducts business under the name "Merrill Lynch Capital."



(19) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(20) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(21) Held through several intermediate holding companies.



(22) Held through several intermediate holding companies.



(23) Partially owned by another indirect subsidiary of ML & Co.



(24) Held through intermediate subsidiaries.



(25) Held through intermediate subsidiaries.



(26) Partially owned by another direct subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


The number of Contracts in force as of March 24, 2006 was 167.


ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

             ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust;

Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.


     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:



           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller


---------------
     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 14th Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc. at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.


     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 21(st) day of April, 2006.


                                           ML of New York Variable
                                           Annuity
                                           Separate Account B
                                                   (Registrant)


                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel


                                           ML Life Insurance Company of
                                           New York
                                                  (Depositor)


                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2006.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
*                                                        Chairman of the Board, President, Chief
-----------------------------------------------------      Executive Officer, and Chief Actuary
Deborah J. Adler
*                                                        Director
-----------------------------------------------------
Frederick J.C. Butler
*                                                        Director and Senior Vice President
-----------------------------------------------------
John C. Carroll
*                                                        Director
-----------------------------------------------------
Richard M. Drew
*                                                        Director
-----------------------------------------------------
Robert L. Israeloff
*                                                        Director, Senior Vice President, Chief Financial
-----------------------------------------------------      Officer and Treasurer
Joseph E. Justice
*                                                        Director
-----------------------------------------------------
Robert A. King
*                                                        Director and Vice President
-----------------------------------------------------
Paul Michalowski

                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
*                                                        Director
-----------------------------------------------------
Irving M. Pollack
*                                                        Director and Senior Vice President
-----------------------------------------------------
Concetta M. Ruggiero
*                                                        Director, Vice President, Chief Compliance
-----------------------------------------------------      Officer, Senior Counsel, Director of Compliance and
Lori M. Salvo                                              Secretary
*                                                        Director
-----------------------------------------------------
Cynthia Kahn Sherman
*By: /s/ BARRY G. SKOLNICK                               In his own capacity as Director, Senior Vice
                                                           President, and General Counsel and as
----------------------------------------------------       Attorney-in-Fact
    Barry G. Skolnick

                                 EXHIBIT INDEX

EXHIBIT                           DESCRIPTION
-------                           -----------
 10(a)    Written Consent of Sutherland Asbill & Brennan LLP.
          Written Consent of Deloitte & Touche LLP, independent
 10(b)      registered public accounting firm.
 10(c)    Written Consent of Barry G. Skolnick, Esq.